As filed with the Securities and Exchange Commission on May 28, 2010.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07495
Transamerica Partners Funds Group II

(Exact Name of Registrant as Specified in Charter)
Investment Company Act file number: 811-07674
Transamerica Partners Funds Group

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida	33716

(Address of Principal Executive Offices)	(Zip Code)
Dennis P. Gallagher, Esq.
P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and Address of Agent for Service)
Registrant’s Telephone Number, including Area Code: (727) 299-1800
Date of fiscal year end: December 31
Date of reporting period: January 1, 2010 — March 31, 2010
Item 1. Schedule of Investments.
The unaudited Schedule of Investments of Registrant as of March 31, 2010 are attached.

Transamerica Partners Institutional Funds Group
Transamerica Institutional Asset Allocation Funds
Quarterly Schedules of Investments
March 31, 2010
Money Market Fund
Transamerica Partners Institutional Money Market
Bond Funds
Transamerica Partners Institutional High Quality Bond
Transamerica Partners Institutional Inflation-Protected Securities
Transamerica Partners Institutional Core Bond
Transamerica Partners Institutional High Yield Bond
Balanced Fund
Transamerica Partners Institutional Balanced
Stock Funds
Transamerica Partners Institutional Large Value
Transamerica Partners Institutional Stock Index
Transamerica Partners Institutional Large Core
Transamerica Partners Institutional Large Growth
Transamerica Partners Institutional Mid Value
Transamerica Partners Institutional Mid Growth
Transamerica Partners Institutional Small Value
Transamerica Partners Institutional Small Core
Transamerica Partners Institutional Small Growth
Transamerica Partners Institutional International Equity
The above funds, except for Transamerica Partners Institutional Stock Index Fund, are fully invested in a corresponding series of Transamerica Partners Portfolios which are located in this report.
Transamerica Partners Institutional Stock Index Fund is fully invested in Master Index Portfolio – S&P 500 Index Master Portfolio which is located in this report.
Asset Allocation Funds
Transamerica Institutional Asset Allocation – Short Horizon
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon
Transamerica Institutional Asset Allocation – Intermediate Horizon
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon
Transamerica Institutional Asset Allocation – Long Horizon
The above funds are “fund of funds” fully invested in various funds of the Transamerica Institutional Partners Funds Group.

Transamerica Institutional Asset Allocation Funds — Short Horizon
SCHEDULE OF INVESTMENTS
At March 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES җ - 100.0%
Domestic Equity Funds - 9.0%
Transamerica Partners Institutional Large Growth	382,461	$2,344
Transamerica Partners Institutional Large Value	295,285	2,354
Transamerica Partners Institutional Small Core	178,550	1,519
Fixed Income Funds - 85.8%
Transamerica Partners Institutional Core Bond	2,968,156	31,492
Transamerica Partners Institutional High Quality Bond	1,033,401	10,902
Transamerica Partners Institutional High Yield Bond	879,997	7,410
Transamerica Partners Institutional Inflation-Protected Securities	987,477	9,816
International Equity Fund - 2.1%
Transamerica Partners Institutional International Equity	239,735	1,484
Money Market Fund - 3.1%
Transamerica Partners Institutional Money Market	212,391	2,137

Total Investment Companies (cost $66,326) #		69,458
Other Assets and Liabilities — Net		(6)

Net Assets		$69,452

NOTES TO SCHEDULE OF INVESTMENTS:

җ	Each fund invests its assets in an affiliated corresponding series of the Transamerica Partners Portfolios.

#	Aggregate cost for federal income tax purposes is $66,326. Aggregate gross/net unrealized appreciation for all securities in which there is an excess of value over tax cost was $3,132..
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$69,458	$—	$—	$69,458
Total	$69,458	$—	$—	$69,458

The notes are an integral part of this report.

Transamerica Institutional Asset Allocation Funds	Form N-Q

Transamerica Institutional Asset Allocation Funds — Short/Intermediate Horizon
SCHEDULE OF INVESTMENTS
At March 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES җ - 100.0%
Domestic Equity Funds - 25.8%
Transamerica Partners Institutional Large Growth	1,006,327	$6,168
Transamerica Partners Institutional Large Value	743,744	5,928
Transamerica Partners Institutional Mid Growth ‡	136,406	1,443
Transamerica Partners Institutional Mid Value	114,514	1,465
Transamerica Partners Institutional Small Core	170,131	1,448
Fixed Income Funds - 64.3%
Transamerica Partners Institutional Core Bond	1,883,303	19,981
Transamerica Partners Institutional High Quality Bond	800,903	8,450
Transamerica Partners Institutional High Yield Bond	648,485	5,460
Transamerica Partners Institutional Inflation-Protected Securities	729,854	7,255
International Equity Fund - 7.6%
Transamerica Partners Institutional International Equity	779,917	4,828
Money Market Fund - 2.3%
Transamerica Partners Institutional Money Market	144,884	1,458

Total Investment Companies (cost $62,274) #		63,884
Other Assets and Liabilities — Net		(6)

Net Assets		$63,878

NOTES TO SCHEDULE OF INVESTMENTS:

җ	Each fund invests its assets in an affiliated corresponding series of the Transamerica Partners Portfolios.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $62,274. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,196 and $586, respectively. Net unrealized appreciation for tax purposes is $1,610.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$63,884	$—	$—	$63,884
Total	$63,884	$—	$—	$63,884

The notes are an integral part of this report.

Transamerica Institutional Asset Allocation Funds	Form N-Q

Transamerica Institutional Asset Allocation Funds — Intermediate Horizon
SCHEDULE OF INVESTMENTS
At March 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES җ - 100.0%
Domestic Equity Funds - 40.6%
Transamerica Partners Institutional Large Growth	7,387,341	$45,285
Transamerica Partners Institutional Large Value	5,306,706	42,294
Transamerica Partners Institutional Mid Growth ‡	964,105	10,200
Transamerica Partners Institutional Mid Value	889,373	11,375
Transamerica Partners Institutional Small Growth ‡	997,679	11,693
Transamerica Partners Institutional Small Value	953,906	11,313
Fixed Income Funds - 46.6%
Transamerica Partners Institutional Core Bond	7,008,480	74,360
Transamerica Partners Institutional High Quality Bond	2,314,530	24,418
Transamerica Partners Institutional High Yield Bond	2,525,032	21,261
Transamerica Partners Institutional Inflation-Protected Securities	3,190,930	31,718
International Equity Fund - 12.8%
Transamerica Partners Institutional International Equity	6,747,458	41,767

Total Investment Companies (cost $324,979) #		325,684
Other Assets and Liabilities — Net		(30)

Net Assets		$325,654

NOTES TO SCHEDULE OF INVESTMENTS:

җ	Each fund invests its assets in an affiliated corresponding series of the Transamerica Partners Portfolios.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $324,979. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $12,322 and $11,617, respectively. Net unrealized appreciation for tax purposes is $705.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$325,684	$—	$—	$325,684
Total	$325,684	$—	$—	$325,684

The notes are an integral part of this report.

Transamerica Institutional Asset Allocation Funds	Form N-Q

Transamerica Institutional Asset Allocation Funds — Intermediate/Long Horizon
SCHEDULE OF INVESTMENTS
At March 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES җ - 100.0%
Domestic Equity Funds - 54.8%
Transamerica Partners Institutional Large Growth	8,635,826	$52,938
Transamerica Partners Institutional Large Value	5,694,236	45,383
Transamerica Partners Institutional Mid Growth ‡	1,221,170	12,920
Transamerica Partners Institutional Mid Value	1,137,241	14,545
Transamerica Partners Institutional Small Growth ‡	1,271,872	14,906
Transamerica Partners Institutional Small Value	1,188,032	14,090
Fixed Income Funds - 26.6%
Transamerica Partners Institutional Core Bond	3,728,847	39,563
Transamerica Partners Institutional High Quality Bond	506,805	5,347
Transamerica Partners Institutional High Yield Bond	1,403,421	11,817
Transamerica Partners Institutional Inflation-Protected Securities	1,857,959	18,468
International Equity Fund - 18.2%
Transamerica Partners Institutional International Equity	8,290,199	51,316
Money Market Fund - 0.4%
Transamerica Partners Institutional Money Market	124,601	1,254

Total Investment Companies (cost $308,879) #		282,547
Other Assets and Liabilities — Net		(26)

Net Assets		$282,521

NOTES TO SCHEDULE OF INVESTMENTS:

җ	Each fund invests its assets in an affiliated corresponding series of the Transamerica Partners Portfolios.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $308,879. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $7,278 and $33,610, respectively. Net unrealized depreciation for tax purposes is $26,332.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$282,547	$—	$—	$282,547
Total	$282,547	$—	$—	$282,547

The notes are an integral part of this report.

Transamerica Institutional Asset Allocation Funds	Form N-Q

Transamerica Institutional Asset Allocation Funds — Long Horizon
SCHEDULE OF INVESTMENTS
At March 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES җ - 100.0%
Domestic Equity Funds - 67.6%
Transamerica Partners Institutional Large Growth	5,546,533	$33,999
Transamerica Partners Institutional Large Value	3,508,781	27,965
Transamerica Partners Institutional Mid Growth ‡	846,906	8,960
Transamerica Partners Institutional Mid Value	786,826	10,064
Transamerica Partners Institutional Small Growth ‡	877,603	10,286
Transamerica Partners Institutional Small Value	829,810	9,842
Fixed Income Funds - 7.6%
Transamerica Partners Institutional Core Bond	534,245	5,668
Transamerica Partners Institutional High Yield Bond	349,237	2,941
Transamerica Partners Institutional Inflation-Protected Securities	280,114	2,784
International Equity Fund - 23.0%
Transamerica Partners Institutional International Equity	5,545,499	34,327
Money Market Fund - 1.8%
Transamerica Partners Institutional Money Market	270,018	2,717

Total Investment Companies (cost $169,062) #		149,553
Other Assets and Liabilities — Net		(13)

Net Assets		$149,540

NOTES TO SCHEDULE OF INVESTMENTS:

җ	Each fund invests its assets in an affiliated corresponding series of the Transamerica Partners Portfolios.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $169,062. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,569 and $22,078, respectively. Net unrealized depreciation for tax purposes is $19,509.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$149,553	$—	$—	$149,553
Total	$149,553	$—	$—	$149,553

The notes are an integral part of this report.

Transamerica Institutional Asset Allocation Funds	Form N-Q

Transamerica Institutional Asset Allocation Funds
STATEMENTS OF ASSETS AND LIABILITIES
At March 31, 2010
(all amounts in thousands)
(unaudited)
1. Organization
Transamerica Partners Funds Group (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is composed of twenty-one different series that are, in effect, separate investment funds. Five of the series are doing business as Transamerica Institutional Asset Allocation Funds, which are non-diversified open-end management companies as defined by the 1940 Act, and are presented herein: Transamerica Institutional Asset Allocation — Short Horizon (“Short Horizon”), Transamerica Institutional Asset Allocation – Short/Intermediate Horizon (“Short/Intermediate Horizon”), Transamerica Institutional Asset Allocation – Intermediate Horizon (“Intermediate Horizon”), Transamerica Institutional Asset Allocation – Intermediate/Long Horizon (“Intermediate/Long Horizon”), and Transamerica Institutional Asset Allocation – Long Horizon (“Long Horizon”) (individually, a “Fund” and collectively, the “Funds”). The Trust was established and designated the Funds as separate series on September 11, 2000. Each Fund seeks to achieve its investment objective by investing all of its investable assets among certain series of Transamerica Partners Funds Group II (“Funds Group II”). Funds Group II is an open-end management investment company registered under the 1940 Act (that has the same investment adviser as the Funds). Certain series of Funds Group II seek to achieve their investment objectives by investing all of their investable assets in a corresponding series of Transamerica Partners Portfolios (the “Series Portfolio”).
2. Investment Valuation
All investments in securities are recorded at their estimated fair value. The value of any Fund’s investment in a corresponding fund of Funds Group is valued at the net asset value per share of each fund determined at the close of business of the New York Stock Exchange (“NYSE”), normally, 4:00 P.M. Eastern time, each day the NYSE is open for business. Accounting principles generally accepted in the United States of America establishes a hierarchy that prioritizes inputs to valuation method. The three Levels on inputs are:
Level 1 – Unadjusted quoted prices in active markets for identical securities.
Level 2 – Inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.
Level 3 – Unobservable inputs, to the extent that relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.
Fair value measurement: Investment company securities are valued at the net asset value of the underlying funds and can be redeemed daily. They are categorized in Level 1 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Funds’ investments at March 31, 2010, are included at the end of each Fund’s Schedule of Investments.

Transamerica Institutional Asset Allocation Funds	Form N-Q

Transamerica Partners Portfolios

I

Transamerica Partners Portfolios
Quarterly Schedules of Investments
March 31, 2010
Money Market Fund
Transamerica Partners Money Market Portfolio
Bond Funds
Transamerica Partners High Quality Bond Portfolio
Transamerica Partners Inflation-Protected Securities Portfolio
Transamerica Partners Core Bond Portfolio
Transamerica Partners High Yield Bond Portfolio
Balanced Fund
Transamerica Partners Balanced Portfolio
Stock Funds
Transamerica Partners Large Value Portfolio
Transamerica Partners Large Core Portfolio
Transamerica Partners Large Growth Portfolio
Transamerica Partners Mid Value Portfolio
Transamerica Partners Mid Growth Portfolio
Transamerica Partners Small Value Portfolio
Transamerica Partners Small Core Portfolio
Transamerica Partners Small Growth Portfolio
Transamerica Partners International Equity Portfolio

Money Market Portfolio
SCHEDULE OF INVESTMENTS
At March 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

COMMERCIAL PAPER - 32.9%
Commercial Banks - 11.9%
Allied Irish Banks North America, Inc.
0.01%, 06/03/2010 - 144A	$34,300	$34,268
Banco Bilbao Vizcaya Argentaria SA
0.31%, 07/16/2010 - 144A	21,600	21,580
HSBC Americas, Inc.
0.24%, 04/14/2010	26,400	26,398
HSBC USA, Inc.
0.21%, 05/05/2010	12,400	12,398
Kreditanstalt fuer Wiederaufbau
0.18%, 05/05/2010 - 144A	34,250	34,244
Royal Bank of Canada
0.22%, 06/15/2010	14,200	14,193
Consumer Finance - 2.3%
Toyota Motor Credit Corp.
0.21%, 05/06/2010	27,600	27,594
Diversified Financial Services - 16.6%
Bank of America Corp.
0.01%, 04/16/2010	30,450	30,448
CBA Delaware Finance, Inc.
0.28%, 06/10/2010	39,550	39,529
Danske Corp.
0.20%, 04/20/2010 - 05/17/2010 -144A	42,850	42,842
Nordea North America, Inc.
0.19%, 05/04/2010	28,550	28,545
0.19%, 05/19/2010	13,200	13,197
Societe Generale North America, Inc.
0.23%, 06/03/2010	26,900	26,889
0.29%, 05/17/2010	18,500	18,493
Food Products - 2.1%
Nestle Capital Corp.
0.18%, 05/25/2010 - 144A	25,350	25,343

Total Commercial Paper (cost $395,961)		395,961

CERTIFICATES OF DEPOSIT - 32.9%
Capital Markets - 2.9%
Deutsche Bank AG
0.19%, 04/08/2010 *	35,500	35,500
Commercial Banks - 27.3%
Abbey National Treasury Services PLC
0.33%, 02/25/2011 *	38,100	38,101
Australia & New Zealand Banking Group, Ltd.
0.35%, 05/25/2010	23,000	23,001
Banco Bilbao Vizcaya Argentaria SA
0.31%, 07/26/2010 *	18,650	18,648
Bank of Montreal
0.19%, 04/23/2010 *	28,200	28,200
Bank of Nova Scotia
0.23%, 12/17/2010 *	18,000	18,000
Barclays Bank PLC
0.44%, 05/03/2010	22,500	22,500
0.70%, 04/15/2010	23,580	23,580
BNP Paribas
0.22%, 06/01/2010 *	21,850	21,850
0.24%, 07/01/2010 *	18,300	18,300
Rabobank Nederland NV
0.22%, 07/23/2010 *	13,350	13,350
0.38%, 04/26/2010 *	17,730	17,730
Royal Bank of Canada
0.25%, 02/24/2011 *	13,400	13,400
Royal Bank of Scotland PLC
0.22%, 04/19/2010 *	23,250	23,250
Svenska Handelsbanken AB
0.21%, 05/19/2010 *	17,400	17,400
Toronto-Dominion Holdings USA, Inc.
0.33%, 05/17/2010	17,300	17,300
Westpac Banking Corp.
0.27%, 10/06/2010 *	13,400	13,400
Diversified Financial Services - 2.7%
Calyon NY
0.33%, 07/07/2010 *	33,000	33,000

Total Certificate of Deposit (cost $396,510)		396,510

CORPORATE DEBT SECURITIES - 7.1%
Capital Markets - 2.5%
Deutsche Bank AG
0.86%, 06/18/2010 *	8,500	8,512
Goldman Sachs Group, Inc.
0.75%, 12/03/2010 *	21,500	21,580
Commercial Banks - 3.6%
Credit Agricole SA
0.30%, 05/28/2010 - 144A *	3,040	3,038
International Bank for Reconstruction & Development
0.14%, 04/13/2010	21,000	20,999
0.16%, 04/19/2010	19,400	19,398
Household Products - 0.6%
Procter & Gamble Co.
0.29%, 05/07/2010 *	7,150	7,150
Pharmaceuticals - 0.4%
GlaxoSmithKline Capital, Inc.
0.88%, 05/13/2010 *	4,600	4,604

Total Corporate Debt Securities (cost $85,281)		85,281

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 13.0%
Fannie Mae
0.01%, 06/14/2010 - 06/16/2010	61,300	61,277
0.20%, 09/02/2010	18,550	18,534
Federal Home Loan Bank
0.01%, 05/21/2010	11,400	11,398
0.14%, 04/09/2010	17,850	17,849
Freddie Mac
0.15%, 07/12/2010 *	18,200	18,200
2.38%, 05/28/2010	29,550	29,648

Total Short-Term U.S. Government Obligations (cost $156,906)		156,906

TIME DEPOSIT - 3.2%
Commercial Banks - 3.2%
Bank of Ireland
0.10%, 04/01/2010	38,430	38,430

Total Time Deposit (cost $38,430)		38,430

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Money Market Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

REPURCHASE AGREEMENTS - 10.9%
Deutsche Bank AG
0.02% ▲, dated 03/31/2010, to be repurchased at $46,900 on 04/01/2010. Collateralized by various Federal Home Loan Banks, 1.75%—2.38%, due 03/08/13—03/14/14, with a total value of $47,843	$46,900	$46,900
Goldman Sachs Repo
0.01% ▲, dated 03/31/2010, to be repurchased at $24,900 on 04/01/2010. Collateralized by Federal Home Loan Bank, 3.63%, due 07/01/11, with a value of $25,398	24,900	24,900
HSBC Americas, Inc.
0.01% ▲, dated 03/31/2010, to be repurchased at $25,280 on 04/01/2010. Collateralized by US Treasury Bond, 8.50%, due 02/15/20, with a value of $25,789	25,280	25,280
JPMorgan Chase Funding, Inc.
0.01% ▲, dated 03/31/2010, to be repurchased at $34,300 on 04/01/2010. Collateralized by US Treasury Bill, 0.16%, due 07/15/10, with a value of $34,989	34,300	34,300
State Street Repurchase Agreement
0.01% ▲, dated 03/31/2010, to be repurchased at $9 on 04/01/2010. Collateralized by US Treasury Bill, 0.22%, due 09/16/10, with a value of $10	9	9

Total Repurchase Agreements (cost $131,389)		131,389

Total Investment Securities (cost $1,204,477) #		1,204,477
Other Assets and Liabilities — Net		201

Net Assets		$1,204,678

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 03/31/2010.

▲	Rate shown reflects the yield at 03/31/2010.

#	Aggregate cost for federal income tax purposes is $1,204,477.
DEFINITION:

144A
144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2010, these securities aggregated $161,315, or 13.39%, of the Portfolio’s net assets.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Fixed Income — Consumer Staples	$—	$32,493	$—	$32,493
Fixed Income — Financials	—	879,084	—	879,084
Fixed Income — Health Care	—	4,604	—	4,604
Fixed Income — Short-Term U.S. Government Obligation	—	156,906	—	156,906
Cash & Cash Equivalent — Repurchase Agreement	—	131,389	—	131,389

Total	$—	$1,204,477	$—	$1,204,477

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

High Quality Bond Portfolio
SCHEDULE OF INVESTMENTS
At March 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATION - 3.1%
U.S. Treasury Note
0.88%, 02/29/2012	$15,000	$14,969
Total U.S. Government Obligation (cost $14,969)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.9%
Fannie Mae
1.00%, 11/23/2011	7,500	7,507
2.75%, 03/13/2014	6,250	6,362
3.25%, 04/09/2013	2,900	3,021
3.50%, 04/25/2026	210	210
4.00%, 10/25/2016 - 07/25/2033	2,895	2,971
4.50%, 05/01/2010 - 09/01/2013	2,555	2,623
5.00%, 07/01/2013 - 04/01/2014	934	964
5.50%, 12/01/2022	1,198	1,274
6.00%, 10/01/2011 - 09/01/2014	692	741
Freddie Mac
1.00%, 12/28/2011	5,000	4,999
1.13%, 12/15/2011	2,800	2,806
2.87%, 12/15/2016	1,763	1,796
3.38%, 03/15/2018	2,961	3,049
4.00%, 09/15/2016 - 10/15/2026	4,970	5,118
4.50%, 04/01/2010	548	549
5.00%, 07/15/2014	3,500	3,863
5.50%, 03/01/2011 - 01/15/2027	1,095	1,145
6.00%, 10/15/2021	2,770	2,917
6.50%, 02/01/2013 - 04/01/2013	107	114
Ginnie Mae
5.75%, 12/15/2022	962	1,035

Total U.S. Government Agency Obligations (cost $51,778)		53,064

FOREIGN GOVERNMENT OBLIGATION - 0.8%
Province of Manitoba Canada
2.13%, 04/22/2013 ∧	3,650	3,688
Total Foreign Government Obligation (cost $3,662)

MORTGAGE-BACKED SECURITIES - 20.8%
Bear Stearns Asset Backed Securities Trust
Series 2003-AC3, Class A1
4.00%, 07/25/2033 *	572	529
Bear Stearns Commercial Mortgage Securities
Series 2001-TOP4, Class A1
5.06%, 11/15/2016	74	75
Series 2002-PBW1, Class A1
3.97%, 11/11/2035	203	207
Series 2005-PWR9, Class A1
4.50%, 09/11/2042	153	153
Series 2006-T22, Class A1
5.42%, 04/12/2038	1,120	1,127
Series 2007-PW15, Class A2
5.21%, 02/11/2044	7,000	7,242
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class A1
5.27%, 10/15/2049	2,218	2,266
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class A1
5.05%, 07/15/2044	1,041	1,040
Commercial Mortgage Pass-Through Certificates
Series 2005-LP5, Class A2
4.63%, 05/10/2043	2,041	2,057
Series 2006-C8, Class A3
5.31%, 12/10/2013	3,990	4,038
Community Program Loan Trust
Series 1987-A, Class A4
4.50%, 10/01/2018	1,089	1,095
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C5, Class A2
4.18%, 11/15/2037	1,810	1,808
Crusade Global Trust
Series 2004-2, Class A1
0.38%, 11/19/2037 *	592	575
CW Capital Cobalt, Ltd.
Series 2006-C1, Class A2
5.17%, 08/15/2048	4,648	4,731
GE Capital Commercial Mortgage Corp.
Series 2001-3, Class A1
5.56%, 06/10/2038	142	145
Series 2002-1A, Class A2
5.99%, 12/10/2035	452	456
Series 2005-C1, Class A2
4.35%, 06/10/2048	3,454	3,494
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A2
4.31%, 08/10/2042	1,486	1,510
Series 2006-GG7, Class A1
5.74%, 07/10/2038	1,339	1,352
Series 2006-GG7, Class A2
6.03%, 07/10/2038 *	3,105	3,214
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A4
4.96%, 08/10/2038	4,400	4,524
Series 2006-GG6, Class A2
5.51%, 03/10/2011	1,000	1,018
Series 2006-GG6, Class AAB
5.59%, 09/10/2015 *	4,250	4,474
Series 2006-GG8, Class AAB
5.54%, 11/10/2039	4,700	5,009
Series 2007-GG10, Class A1
5.69%, 08/10/2045	1,432	1,482
GS Mortgage Securities Trust
Series 2007-GG10, Class AAB
6.00%, 08/10/2045 *	5,010	5,146
Interstar Millennium Trust
Series 2003-3G, Class A2
0.79%, 09/27/2035 *	237	229
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2002-C2, Class A1
4.33%, 12/12/2034	303	309
Series 2005-LDP5, Class A1
5.04%, 12/15/2044	1,470	1,479
Series 2006-LDP7, Class A2
6.05%, 04/15/2045 *	4,500	4,636

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

High Quality Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES - 20.8% (continued)
JPMorgan Mortgage Trust
Series 2006-S2, Class 1A17
6.00%, 07/25/2036	$3,118	$2,756
LB-UBS Commercial Mortgage Trust
Series 2003-C7, Class A3
4.56%, 09/15/2027	4,550	4,626
Series 2004-C8, Class A3
4.44%, 12/15/2029	5,000	5,049
Series 2005-C7, Class A2
5.10%, 11/15/2030	1,000	1,008
Series 2006-C4, Class AAB
6.05%, 06/15/2032 *	4,000	4,292
Series 2006-C7, Class A2
5.30%, 11/15/2011	2,607	2,678
Series 2007-C2, Class A2
5.30%, 02/15/2040	4,500	4,617
Merrill Lynch Mortgage Trust
Series 2005-MKB2, Class A2
4.81%, 09/12/2042	2,291	2,294
Series 2006-C1, Class A2
5.79%, 05/12/2039 *	675	692
Morgan Stanley Capital I
Series 2005-HQ6, Class A1
4.65%, 08/13/2042	541	541
Morgan Stanley Dean Witter Capital I
Series 2001-IQA, Class B
6.09%, 12/18/2032	2,000	2,037
Salomon Brothers Mortgage Securities VII, Inc.
Series 2000-C2, Class A2
7.46%, 07/18/2033	244	244
Wachovia Bank Commercial Mortgage Trust
Series 2003-C5, Class A1
2.99%, 06/15/2035	2,942	2,957
Wells Fargo Mortgage Backed Securities Trust
Series 2005-9, Class 1A1
4.75%, 10/25/2035	1,656	1,642

Total Mortgage-Backed Securities (cost $100,306)		100,853

ASSET-BACKED SECURITIES - 31.6%
ALG Student Loan Trust I
Series 2006-1A, Class A1
0.26%, 10/28/2018 - 144A *	862	862
American Express Co.
Series 2006-2, Class C
5.65%, 01/15/2014 - 144A	2,300	2,383
AmeriCredit Automobile Receivables Trust
Series 2009-1, Class B
9.79%, 04/15/2014	1,000	1,152
Bay View Auto Trust
Series 2005-LJ1, Class A4
4.09%, 05/25/2012	992	996
BMW Vehicle Lease Trust
Series 2009-1, Class A3
2.91%, 03/15/2012	3,000	3,056
Brazos Higher Education Authority
Series 2005-A, Class A5
4.91%, 12/01/2040 * Ə	1,526	1,449
Cabela’s Master Credit Card Trust
Series 2006-3A, Class A1
5.26%, 10/15/2014 - 144A	3,000	3,141
Capital One Multi-Asset Execution Trust
Series 2006-10, Class A
5.15%, 06/16/2014	3,000	3,165
Series 2006-A6, Class A6
5.30%, 02/18/2014	3,000	3,135
Series 2009-A2, Class A2
3.20%, 04/15/2014	1,500	1,539
Capital One Prime Auto Receivables Trust
Series 2007-1, Class B
5.76%, 12/15/2013	3,000	3,118
CenterPoint Energy Transition Bond Co. LLC
Series 2009-1, Class A1
1.83%, 02/15/2016	2,880	2,884
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-4, Class 1A6
4.43%, 10/25/2014	2,422	2,280
Chase Issuance Trust
Series 2009-A3, Class A3
2.40%, 06/17/2013	4,500	4,583
Chase Manhattan Auto Owner Trust
Series 2006-B, Class A4
5.11%, 04/15/2014	2,140	2,178
CIT Equipment Collateral
Series 2009-VT1, Class A3
3.07%, 12/15/2011 - 144A	2,125	2,156
Citibank Credit Card Issuance Trust
Series 2005-A7, Class A7
4.75%, 10/22/2012	1,200	1,228
Series 2006-A4, Class A4
5.45%, 05/10/2013	4,000	4,200
Series 2009-A5, Class A5
2.25%, 12/23/2014	3,000	3,017
Citibank Omni Master Trust
Series 2009-A8, Class A8
2.33%, 05/16/2016 - 144A *	2,850	2,883
CNH Equipment Trust
Series 2006-B, Class B
5.36%, 06/17/2013	3,000	3,016
Series 2007-A, Class B
5.09%, 06/16/2014	2,000	2,034
Series 2007-B, Class A3A
5.40%, 10/17/2011	389	390
Series 2009-B, Class A4
5.17%, 10/15/2014	3,100	3,298
Series 2009-C, Class A4
3.00%, 08/17/2015	3,000	3,038
Series 2010-A, Class B
4.04%, 09/15/2016 Ə	1,000	1,000
Discover Card Master Trust
Series 2008-A3, Class A3
5.10%, 10/15/2013	4,000	4,172
Entergy Texas Restoration Funding LLC
Series 2009-A, Class A1
1.00%, 02/01/2016	2,300	2,324

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

High Quality Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

ASSET-BACKED SECURITIES - 31.6% (continued)
Ford Credit Auto Owner Trust
Series 2006-C, Class D
6.89%, 05/15/2013 - 144A	$2,000	$2,117
Series 2007-A, Class B
5.60%, 10/15/2012	1,000	1,065
Series 2009-E, Class A4
1.00%, 11/15/2014	2,480	2,505
GE Capital Credit Card Master Note Trust
Series 2007-3, Class B
5.49%, 06/15/2013	3,000	3,026
Series 2009-2, Class A
3.69%, 07/15/2015	2,500	2,588
GE Equipment Midticket LLC
Series 2009-1, Class A4
3.13%, 11/16/2020	4,750	4,841
Goal Capital Funding Trust
Series 2006-1, Class A1
0.25%, 08/25/2020 *	398	398
Honda Auto Receivables Owner Trust
Series 2009-2, Class A3
2.79%, 01/16/2012	1,250	1,278
Series 2009-2, Class A4
4.43%, 08/15/2012	2,650	2,800
Series 2010-1, Class A3
1.25%, 11/21/2012	2,400	2,405
Huntington Auto Trust
Series 2008-1A, Class A3A
4.81%, 04/16/2012 - 144A	4,215	4,312
Hyundai Auto Receivables Trust
Series 2006-B, Class B
5.19%, 05/15/2013	1,542	1,597
Series 2008-A, Class A3
4.93%, 12/17/2012	3,500	3,630
John Deere Owner Trust
Series 2007-A, Class A4
5.07%, 04/15/2014	2,763	2,822
Series 2008, Class A4
4.89%, 03/16/2015	3,600	3,774
Series 2009-A, Class A3
2.59%, 10/15/2013	2,810	2,856
Marlin Leasing Receivables LLC
Series 2006-1A, Class A4
5.33%, 09/16/2013 - 144A	658	661
Massachusetts RRB Special Purpose Trust
Series 2005-1, Class A4
4.40%, 03/15/2015	1,582	1,685
MMAF Equipment Finance LLC
Series 2009-AA, Class A4
3.51%, 01/15/2030 - 144A	3,445	3,452
Nissan Auto Lease Trust
Series 2009-B, Class A3
2.07%, 01/15/2015	1,250	1,267
Popular ABS Mortgage Pass-Through Trust
Series 2005-3, Class AF3
4.44%, 07/25/2035 *	1,042	1,024
Railcar Leasing LLC
Series 1, Class A2
7.13%, 01/15/2013 - 144A Ə	7,651	8,165
USAA Auto Owner Trust
Series 2007-2, Class A4
5.07%, 06/15/2013	5,400	5,618
Series 2009-2, Class A4
2.53%, 06/17/2013	1,005	1,020
Series 2010-1, Class A3
1.30%, 06/16/2014	3,200	3,197
Volkswagen Auto Lease Trust
Series 2009-A, Class A3
3.41%, 04/16/2012	3,750	3,852
Volkswagen Auto Loan Enhanced Trust
Series 2010-1, Class A4
2.14%, 08/22/2016	1,870	1,871
World Omni Auto Receivables Trust
Series 2006-B, Class A4
5.12%, 06/15/2012	2,563	2,618
Series 2006-BA, Class B
5.26%, 03/17/2014 - 144A	2,250	2,300
Series 2007-AA, Class B
5.31%, 12/15/2014 - 144A	3,500	3,616
Series 2010-A, Class A4
2.21%, 09/15/2013	2,200	2,203

Total Asset-Backed Securities (cost $151,780)		153,240

CORPORATE DEBT SECURITIES - 31.9%
Air Freight & Logistics - 0.2%
United Parcel Service, Inc.
3.88%, 04/01/2014	950	995
Beverages - 2.2%
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 03/26/2013 - 144A	2,275	2,279
Diageo Finance BV
5.50%, 04/01/2013	3,320	3,621
PepsiCo, Inc.
4.65%, 02/15/2013 ^	4,620	4,985
Capital Markets - 3.8%
Deutsche Bank AG — London Branch
2.38%, 01/11/2013	4,840	4,848
Goldman Sachs Group, Inc.
6.60%, 01/15/2012 ^	2,800	3,038
Goldman Sachs Group, Inc. — Series B
0.65%, 10/07/2011 *	4,000	4,003
Morgan Stanley
6.00%, 05/13/2014	6,100	6,589
Chemicals - 0.4%
Praxair, Inc.
3.95%, 06/01/2013 ^	1,855	1,951
Commercial Banks - 4.5%
Bank of Nova Scotia
2.25%, 01/22/2013	6,640	6,672
Barclays Bank PLC
2.50%, 01/23/2013 ^	2,395	2,398
Credit Suisse/New York, NY
5.50%, 05/01/2014	4,230	4,604
Wells Fargo Bank NA — Series AI
4.75%, 02/09/2015	5,000	5,193
Westpac Banking Corp.
2.25%, 11/19/2012 ^	2,705	2,724

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

High Quality Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Consumer Finance - 0.4%
SLM Corp. — Series CPI
4.50%, 07/26/2010	$2,000	$2,009
Diversified Financial Services - 7.5%
Bank of America Corp.
2.38%, 06/22/2012 ^	2,500	2,561
Citigroup, Inc.
2.13%, 04/30/2012	1,375	1,400
5.10%, 09/29/2011 ^	3,475	3,622
CME Group, Inc.
5.40%, 08/01/2013	2,275	2,482
General Electric Capital Corp.
6.00%, 06/15/2012 ^	5,360	5,810
General Electric Capital Corp. — Series G
3.00%, 12/09/2011 ^	1,015	1,049
GMAC, Inc.
2.20%, 12/19/2012	4,700	4,771
HSBC Finance Corp.
8.00%, 07/15/2010	2,235	2,279
John Deere Capital Corp.
5.25%, 10/01/2012	2,875	3,121
JPMorgan Chase & Co.
4.65%, 06/01/2014 ^	5,610	5,929
NYSE Euronext
4.80%, 06/28/2013	3,670	3,924
Diversified Telecommunication Services - 1.4%
AT&T, Inc.
4.95%, 01/15/2013	6,375	6,848
Electric Utilities - 0.5%
Public Service Electric & Gas Co.
5.13%, 09/01/2012	2,365	2,562
Food & Staples Retailing - 1.0%
CVS Caremark Corp.
1.75%, 09/10/2010 *	1,525	1,532
5.75%, 08/15/2011 ^	2,950	3,118
Household Products - 0.8%
Procter & Gamble Co.
1.38%, 08/01/2012 ^	3,870	3,871
Insurance - 4.0%
Berkshire Hathaway Finance Corp.
5.00%, 08/15/2013	2,465	2,692
Berkshire Hathaway, Inc.
1.40%, 02/10/2012 ^	4,920	4,944
Metropolitan Life Global Funding I
2.50%, 01/11/2013 - 144A	3,400	3,403
2.88%, 09/17/2012 - 144A	430	437
New York Life Global Funding
5.38%, 09/15/2013 - 144A	3,745	4,091
Principal Life Income Funding Trusts
5.30%, 12/14/2012	3,740	4,036
Office Electronics - 0.7%
Xerox Corp.
5.50%, 05/15/2012	3,005	3,187
Oil, Gas & Consumable Fuels - 0.8%
Shell International Finance BV
1.88%, 03/25/2013	4,055	4,051
Pharmaceuticals - 0.7%
Novartis Capital Corp.
1.90%, 04/24/2013	3,215	3,213
Real Estate Investment Trusts - 0.7%
Boston Properties, LP
6.25%, 01/15/2013	3,190	3,457
Thrifts & Mortgage Finance - 0.7%
U.S. Central Federal Credit Union
1.90%, 10/19/2012	3,155	3,184
Wireless Telecommunication Services - 1.6%
ALLTEL Corp.
7.00%, 07/01/2012 ^	4,275	4,752
Cellco Partnership/Verizon Wireless Capital LLC
3.75%, 05/20/2011	2,825	2,913

Total Corporate Debt Securities (cost $152,490)		155,148

	Shares	Value

SECURITIES LENDING COLLATERAL - 3.9%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.21% ▲	18,692,853	18,693
Total Securities Lending Collateral (cost $18,693)

	Principal	Value

REPURCHASE AGREEMENT - 1.7%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $8,209 on 04/01/2010. Collateralized by US Treasury Bill, 0.22%, due 09/16/10, with a value of $8,377	$8,209	8,209
Total Repurchase Agreement (cost $8,209)

Total Investment Securities (cost $501,887) #		507,864
Other Assets and Liabilities — Net		(22,921)

Net Assets		$484,943

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

High Quality Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

∧	All or a portion of this security is on loan. The value of all securities on loan is $18,307.

*	Floating or variable rate note. Rate is listed as of 03/31/2010.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a Market Value of $10,614, or 2.19% of the portfolio’s net assets.

▲	Rate shown reflects the yield at 03/31/2010.

#	Aggregate cost for federal income tax purposes is $501,887. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $7,231 and $1,254, respectively. Net unrealized appreciation for tax purposes is $5,977.
DEFINITIONS:

144A
144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2010, these securities aggregated $46,258, or 9.54%, of the Portfolio’s net assets.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Fixed Income — Asset-Backed Securities	$—	$143,626	$9,614	$153,240
Fixed Income — Consumer Staples	—	19,405	—	19,405
Fixed Income — Energy	—	4,051	—	4,051
Fixed Income — Financials	—	105,269	—	105,269
Fixed Income — Foreign Government Obligation	—	3,688	—	3,688
Fixed Income — Health Care	—	3,213	—	3,213
Fixed Income — Industrials	—	995	—	995
Fixed Income — Information Technology	—	3,188	—	3,188
Fixed Income — Materials	—	1,951	—	1,951
Fixed Income — Mortgage-Backed Securities	—	100,853	—	100,853
Fixed Income — Telecommunication Services	—	14,514	—	14,514
Fixed Income — U.S. Government Agency Obligation	—	53,064	—	53,064
Fixed Income — U.S. Government Obligation	—	14,969	—	14,969
Fixed Income — Utilities	—	2,562	—	2,562
Cash & Cash Equivalent — Repurchase Agreement	—	8,209	—	8,209
Cash & Cash Equivalent — Securities Lending Collateral	18,693	—	—	18,693

Total	$18,693	$479,557	$9,614	$507,864

Level 3 Rollforward — Investment Securities

	Beginning					Net Transfers	Ending
	Balance at	Net	Accrued	Total Realized	Change in Unrealized	In/(Out) of	Balance at
Securities	12/31/2009	Purchases/(Sales)	Discounts/(Premiums)	Gain/(Loss)	Appreciation/(Depreciation)	Level 3	3/31/2010

Fixed Income - Asset-Backed Security	$5,009	$4,494	$—	$(55)	$166	$—	$9,614

Total	$5,009	$4,494	$—	$(55)	$166	$—	$9,614

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
At March 31,2010
(all amounts in thousands)
(unaudited)

	Principal		Value

U.S. GOVERNMENT OBLIGATIONS - 90.9%
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028		$11,444	$10,833
2.00%, 01/15/2026		21,996	21,881
2.13%, 02/15/2040		10,961	10,866
2.38%, 01/15/2025 - 01/15/2027		32,153	33,610
2.50%, 01/15/2029		6,030	6,374
3.38%, 04/15/2032		909	1,103
3.63%, 04/15/2028		8,855	10,795
3.88%, 04/15/2029		20,507	26,028
U.S. Treasury Inflation Indexed Note
0.63%, 04/15/2013		861	878
1.25%, 04/15/2014		12,377	12,793
1.38%, 07/15/2018 - 01/15/2020		22,452	22,177
1.63%, 01/15/2015 - 01/15/2018		16,403	17,031
1.88%, 07/15/2013 - 07/15/2019 ℮		32,222	34,073
2.00%, 04/15/2012 - 01/15/2016		37,168	39,273
2.13%, 01/15/2019		11,504	12,118
2.38%, 04/15/2011 - 01/15/2017		15,871	17,000
2.50%, 07/15/2016 &		12,129	13,250
2.63%, 07/15/2017		3,136	3,447
3.00%, 07/15/2012		23,197	24,987
3.38%, 01/15/2012		7,163	7,666
U.S. Treasury Note
3.38%, 11/15/2019 ℮		300	289

Total U.S. Government Obligations (cost $322,391)			326,472

FOREIGN GOVERNMENT OBLIGATION - 1.1%
Italy Buoni Poliennali del Tesoro
0.95%, 09/15/2010	EUR	3,005	4,117
Total Foreign Government Obligation (cost $4,209)

MORTGAGE-BACKED SECURITY - 0.2%
GMAC Commercial Mortgage Securities, Inc.
Series 2004-C3, Class A4
4.55%, 12/10/2041		$695	707
Total Mortgage-Backed Security (cost $666)

ASSET-BACKED SECURITY - 0.0% ∞
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC3, Class A2A
0.36%, 03/25/2037 *		91	84
Total Asset-Backed Security (cost $84)

CORPORATE DEBT SECURITIES - 0.3%
Diversified Financial Services - 0.3%
Bear Stearns Cos. LLC — Series CPI
4.52%, 03/10/2014 *		649	642
International Bank for Reconstruction & Development — Series 2716
3.81%, 12/10/2013 *		315	314

Total Corporate Debt Securities (cost $910)			956

STRUCTURED NOTE DEBT - 0.2%
Consumer Finance - 0.2%
SLM Corp. — Series CPI
4.84%, 01/31/2014 *		900	762
Total Structured Note Debt (cost $821)

	National
	Amount	Value

PURCHASED OPTION - 0.0% ∞
Put Options - 0.0% ∞
Euro	$1,485	$26
Put Strike $98.75
Expires 09/13/2010
Total Purchased Option (cost $254)

	Principal	Value

REPURCHASE AGREEMENT - 7.4%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $26,619 on 04/01/2010. Collateralized by US Treasury Bill, 0.16%, due 07/15/10, with a value of $27,156	26,619	26,619
Total Repurchase Agreement (cost $26,619)

Total Investment Securities (cost $355,954) #		359,743
Other Assets and Liabilities — Net		(319)

Net Assets		$359,424

	Notional
	Amount	Value

WRITTEN-OPTIONS - 0.0%
Put Options - 0.0%
Euro	$(1,485)	$(11)
Put Strike $98.25
Expires 09/13/2010

Total Written Options		$(11)

(Premiums: $146)

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31,2010
(all amounts in thousands)
(unaudited)
WRITTEN SWAPTIONS:

	Floating Rate	Pay/Receivable	Exercise	Expiration		Premiums Paid
Description	Index	Floating Rate	Rate	Date	Notional Amount	(Received)	Value

Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receives	4.26%	08/24/2010	$(9,600)	$(473)	$(307)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receives	5.39	01/06/2015	(2,500)	(173)	(159)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pays	4.26	08/24/2010	(9,600)	(473)	(126)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pays	5.39	01/06/2015	(2,500)	(173)	(145)

						$(1,292)	$(737)

INTEREST RATE SWAP AGREEMENTS — RECEIVABLE:

		Maturity		Currency	Notional	Market	Premiums	Unrealized
Floating Rate Index	Fixed Rate	Date	Counterparty	Code	Amount	Value	Paid(Received)	Appreciation(Depreciation)

3-month USD LIBOR	3.50%	11/18/2019	MYC	—	$3,300	$72	$—	$72
3-month USD-LIBOR	2.43%	04/09/2014	GSB	—	7,800	(37)	—	(37)
3-month USD-LIBOR	3.89%	06/05/2019	GSB	—	12,500	(190)	—	(190)
3-month USD-LIBOR	3.59%	12/14/2019	CBK	—	2,400	36	—	36
3-month USD-LIBOR	3.95%	01/06/2020	DUB	—	5,000	(70)	—	(70)
3-month USD-LIBOR	3.64%	03/08/2020	DUB	—	11,400	158	—	158

						$(31)	$—	$(31)

INTEREST RATE SWAP AGREEMENTS — PAYABLE:

		Maturity		Currency	Notional	Market	Premiums	Unrealized
Floating Rate Index	Fixed Rate	Date	Counterparty	Code	Amount	Value	Paid(Received)	Appreciation(Depreciation)

3-month USD LIBOR	1.60%	02/04/2011	DUB	—	$20,200	$189	$—	$189
3-month USD-LIBOR	1.41%	06/08/2011	DUB	—	55,300	483	—	483
3-month USD-LIBOR	3.96%	01/06/2020	CBK	—	5,000	76	—	76
3-month USD-LIBOR	3.88%	01/07/2020	MYC	—	4,700	40	—	40
3-month USD-LIBOR	3.69%	02/09/2020	DUB	—	11,900	(101)	—	(101)

						$687	$—	$687

FUTURES CONTRACTS:

			Net Unrealized
			Appreciation
Description	Contracts é	Expiration Date	(Depreciation)

10-Year U.S. Treasury Note	84	06/21/2010	$38
2-Year U.S. Treasury Note	(82)	06/30/2010	36
30-Year U.S. Treasury Bond	55	06/21/2010	(70)
5-Year U.S. Treasury Note	(129)	06/30/2010	118

			$122

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS:

				Net Unrealized
		Settlement	Amount in U.S. Dollars	Appreciation
Currency	Bought (Sold)	Date	Bought (Sold)	(Depreciation)

Euro	(2,817)	05/26/2010	$(3,810)	$5
NOTES TO SCHEDULE OF INVESTMENTS:

℮	All or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated is $213.

&	Security is segregated as collateral for swap contracts and/or for swaptions. The value of all securities segregated is $1,295.

∞	Percentage rounds to less than 0.1%.

*	Floating or variable rate note. Rate is listed as of 03/31/2010.

▲	Rate shown reflects the yield at 03/31/2010.

#	Aggregate cost for federal income tax purposes is $355,954. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $6,254 and $2,465, respectively. Net unrealized appreciation for tax purposes is $3,789.

é	Contract amounts are not in thousands.
DEFINITIONS:

CBK	Citibank N.A.
DUB	Deutsche Bank AG
EUR	Euro
GSB	Goldman Sachs Capital Markets
LIBOR	London Interbank Offered Rates
MYC	Morgan Stanley Capital Services
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Fixed Income — Asset-Backed Security	$—	$84	$—	$84
Fixed Income — Financials	—	1,718	—	1,718
Fixed Income — Foreign Government Obligation	—	4,117	—	4,117
Fixed Income — Mortgage-Backed Security	—	707	—	707
Fixed Income — U.S. Government Obligation	—	326,472	—	326,472
Purchased Options -	—	26	—	26
Cash & Cash Equivalent — Repurchase Agreement	—	26,619	—	26,619

Total	$—	$359,743	$—	$359,743

Other Financial Instruments*	Level 1	Level 2	Level 3	Total

Interest Rate Swap — Appreciation	$—	$1,053	$—	$1,053
Interest Rate Swap — Depreciation	—	(398)	—	(398)
Futures Contracts — Appreciation	—	192	—	192
Futures Contracts — Depreciation	—	(70)	—	(70)
Forward Foreign Currency Contracts — Appreciation	—	5	—	5

Total	$—	$782	$—	$782

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Written Swaption	$—	$(737)	$—	$(737)
Written Option	—	(11)	—	(11)

Total	$—	$(748)	$—	$(748)

*	Other financial instruments are derivative instruments. Futures Contracts, Forward Foreign Currency Contracts and Swap Contracts are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Core Bond Portfolio
SCHEDULE OF INVESTMENTS
At March 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 10.9%
U.S. Treasury Bond
4.25%, 05/15/2039 &^	$1,470	$1,362
4.50%, 08/15/2039	3,140	3,032
8.00%, 11/15/2021 ℮	10,600	14,443
8.75%, 08/15/2020	4,350	6,148
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	1,975	1,870
2.38%, 01/15/2025 - 01/15/2027	1,808	1,885
2.50%, 01/15/2029	1,332	1,408
U.S. Treasury Note
1.00%, 03/31/2012	2,010	2,009
3.63%, 02/15/2020	165,200	162,387

Total U.S. Government Obligations (cost $196,082)		194,544

U.S. GOVERNMENT AGENCY OBLIGATIONS - 57.6%
Fannie Mae
Zero Coupon, 10/09/2019	500	293
2.63%, 11/20/2014	8,760	8,761
2.73%, 08/01/2034 *	34	35
2.99%, 01/01/2035 *	70	70
3.34%, 08/01/2035	212	220
4.50%, 02/01/2040 - 03/01/2040	4,500	4,515
4.63%, 05/01/2013	10,200	10,889
5.00%, 06/01/2035 - 04/01/2040	117,942	121,982
5.25%, 08/01/2012	5,040	5,427
5.50%, 07/01/2014 - 02/01/2040	73,862	78,415
5.85%, 08/01/2037 *	50	53
6.00%, 07/01/2020 - 11/01/2039 &	54,931	59,296
6.50%, 05/01/2037	2,418	2,624
7.00%, 01/01/2015 - 10/01/2016	234	254
Fannie Mae, TBA
4.00%, 04/01/2025 - 04/01/2040	42,700	42,603
4.50%, 04/01/2040 - 05/01/2040	150,500	150,573
5.00%, 04/01/2040 - 04/01/2040	39,300	40,797
5.50%, 04/01/2025 - 06/01/2040	176,900	186,031
6.00%, 04/01/2040 - 06/01/2040	61,400	65,220
6.50%, 04/01/2040	56,000	60,690
Farmer Mac Guaranteed Notes Trust 2007-1
5.13%, 04/19/2017 - 144A	900	941
Freddie Mac
3.00%, 12/01/2034	57	59
4.00%, 04/01/2010	812	814
4.27%, 04/01/2035 *	2,133	2,224
4.74%, 09/01/2035 *	7,126	7,441
4.75%, 06/28/2012	16,800	18,066
5.00%, 03/01/2035 - 08/01/2039	4,509	4,663
5.38%, 05/15/2019	10,865	11,866
5.50%, 06/15/2015 - 02/01/2040	15,258	16,232
5.56%, 01/01/2038 *	2,288	2,420
5.63%, 06/13/2016	9,195	9,657
5.69%, 02/01/2037 *	129	137
5.87%, 04/01/2037 *	742	788
5.88%, 05/01/2037 *	324	343
5.90%, 05/01/2037 *	316	335
6.00%, 02/01/2013 - 10/01/2039	23,740	25,540
6.08%, 09/01/2037 *	508	542
Freddie Mac, TBA
5.00%, 04/01/2040	1,900	1,962
6.00%, 02/01/2040 - 04/01/2040	26,600	28,567
Ginnie Mae
5.00%, 07/15/2033 - 10/15/2040	5,485	5,729
6.50%, 12/20/2031	60	66
Ginnie Mae, TBA
5.00%, 04/01/2040	29,200	30,307
6.50%, 04/01/2040	7,000	7,546
Resolution Funding Corp. Interest Strip
Zero Coupon, 07/15/2018 - 10/15/2018 §	2,400	1,684
Tennessee Valley Authority
5.25%, 09/15/2039	7,500	7,417
5.98%, 04/01/2036	440	478

Total U.S. Government Agency Obligations (cost $1,016,991)		1,024,572

FOREIGN GOVERNMENT OBLIGATIONS - 2.9%
Eksportfinans ASA
1.88%, 04/02/2013	14,295	14,239
3.00%, 11/17/2014 ^	6,435	6,460
5.50%, 05/25/2016	5,075	5,590
Israel Government AID Bond
5.50%, 09/18/2023	9,700	10,484
Province of Ontario Canada
1.88%, 11/19/2012 ^	5,115	5,148
4.10%, 06/16/2014	5,715	6,105
Russian Federation
7.50%, 03/31/2030	696	802
United Mexican States
5.13%, 01/15/2020	2,630	2,656
5.63%, 01/15/2017	8	9

Total Foreign Government Obligations (cost $49,783)		51,493

MORTGAGE-BACKED SECURITIES - 17.2%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 7A2
0.67%, 02/25/2035 *	43	27
Series 2004-5, Class 7A2
1.01%, 04/25/2035 *	4	4
American Home Mortgage Assets
Series 2006-2, Class 2A1
0.44%, 09/25/2046 *	1,399	737
American Home Mortgage Investment Trust
Series 2005-4, Class 1A1
0.54%, 11/25/2045 *	225	137
Banc of America Alternative Loan Trust
Series 2004-7, Class 4A1
5.00%, 08/25/2019	2,555	2,439
Banc of America Commercial Mortgage, Inc.
Series 2001-1, Class A2
6.50%, 04/15/2036	6,476	6,683
Series 2002-2, Class A3
5.12%, 07/11/2043	16,715	17,467
Series 2002-PB2, Class A4
6.19%, 06/11/2035	11,170	11,800
Series 2005-3, Class A4
4.67%, 07/10/2043	1,214	1,210

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES - 17.2% (continued)
Banc of America Funding Corp.
Series 2005-E, Class 4A1
3.00%, 03/20/2035 *	$593	$549
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-8, Class 14A1
5.39%, 11/25/2034	3,311	3,011
Series 2005-1, Class 4A1
5.35%, 03/25/2035	3,596	3,032
Bear Stearns Alt-A Trust
Series 2004-11, Class 2A2
3.56%, 11/25/2034 *	188	131
Bear Stearns Mortgage Funding Trust
Series 2006-AR1, Class 2A2
0.51%, 08/25/2036 *	786	182
Series 2006-AR5, Class 1A2
0.46%, 12/25/2036 *	1,354	292
Chase Commercial Mortgage Securities Corp.
Series 2000-3, Class A2
7.32%, 10/15/2032	2,486	2,516
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class A4
5.43%, 10/15/2049	1,585	1,592
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A4
5.32%, 12/11/2049	1,038	1,004
Countrywide Alternative Loan Trust
Series 2005-36, Class 2A1A
0.56%, 08/25/2035 *	2,307	929
Series 2005-36, Class 3A1
4.68%, 08/25/2035 *	255	161
Series 2005-38, Class A3
0.60%, 09/25/2035 *	604	361
Series 2005-44, Class 1A1
0.58%, 10/25/2035 *	136	76
Series 2005-50CB, Class 1A1
5.50%, 11/25/2035	5,338	3,843
Series 2005-51, Class 3A3A
0.56%, 11/20/2035 *	1,975	1,132
Series 2005-59, Class 1A1
0.57%, 11/20/2035 *	298	157
Series 2005-72, Class A1
0.52%, 01/25/2036 *	600	363
Series 2005-J12, Class 2A1
0.52%, 08/25/2035 *	736	419
Series 2006-OA2, Class A5
0.47%, 05/20/2046 *	875	393
Series 2006-OA21, Class A1
0.43%, 03/20/2047 *	5,255	2,812
Series 2006-OA6, Class 1A1A
0.46%, 07/25/2046 *	373	189
Series 2007-5CB, Class 1A31
5.50%, 04/25/2037	4,460	2,898
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-60, Class 1A1
3.83%, 02/25/2034 *	289	251
Series 2004-23, Class A
2.45%, 11/25/2034 *	147	89
Series 2005-3, Class 1A2
0.54%, 04/25/2035 *	423	242
Series 2006-OA5, Class 2A1
0.45%, 04/25/2036 *	2,216	1,115
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-R2, Class 1AF1
0.67%, 11/25/2034 - 144A *	95	77
Series 2005-R1, Class 1AF1
0.61%, 03/25/2035 - 144A *	151	120
Series 2005-R3, Class AF
0.65%, 09/25/2035 - 144A *	249	210
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-CKS4, Class A2
5.18%, 11/15/2036	10,280	10,806
Series 2003-C3, Class A5
3.94%, 05/15/2038	14,005	14,266
Series 2004-AR5, Class 7A2
3.62%, 06/25/2034 *	653	620
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
Series 2006-OA1, Class A1
0.45%, 02/25/2047 *	3,576	2,028
Deutsche Mortgage Securities, Inc.
Series 2005-W, Class 1A3
5.17%, 06/26/2035 - 144A *	1,270	1,044
DLJ Commercial Mortgage Corp.
Series 2000-CKP1, Class A1B
7.18%, 11/10/2033	2,143	2,162
First Horizon Alternative Mortgage Securities
Series 2006-FA8, Class 1A8
0.62%, 02/25/2037 *	623	306
First Union National Bank Commercial Mortgage
Series 2001-C2, Class A2
6.66%, 01/12/2043	11,015	11,359
GE Capital Commercial Mortgage Corp.
Series 2002-1A, Class A3
6.27%, 12/10/2035	10,380	11,033
Series 2002-2A, Class A3
5.35%, 08/11/2036	11,875	12,539
GMAC Commercial Mortgage Securities, Inc.
Series 2006-C1, Class A4
5.24%, 11/10/2045	800	817
GMAC Mortgage Corp. Loan Trust
Series 2003-AR2, Class 1A1
3.80%, 12/19/2033 *	45	41
Series 2005-AR1, Class 3A
4.29%, 03/18/2035 *	178	143

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES - 17.2% (continued)
Greenpoint Mortgage Funding Trust
Series 2006-AR4, Class A1A
0.35%, 09/25/2046 *	$134	$130
Series 2007-AR1, Class 1A1A
0.33%, 02/25/2047 *	931	710
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1, Class A4
4.76%, 06/10/2036	3,330	3,380
Series 2005-GG3, Class A3
4.57%, 08/10/2042	11,200	11,374
GS Mortgage Securities Corp. II
Series 2005-GG4, Class A4A
4.75%, 07/10/2039	3,175	3,206
Series 2005-GG4, Class AABA
4.68%, 07/10/2039	193	200
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF
0.60%, 09/25/2035 - 144A *	236	188
GSR Mortgage Loan Trust
Series 2004-9, Class 3A1
3.68%, 08/25/2034 *	2,072	1,739
Series 2005-AR1, Class 2A1
3.37%, 01/25/2035 *	2,277	1,916
Series 2005-AR4, Class 6A1
5.25%, 07/25/2035	6,248	5,769
Harborview Mortgage Loan Trust
Series 2005-8, Class 1A2A
0.57%, 09/19/2035 *	583	343
Series 2006-10, Class 2A1A
0.42%, 11/19/2036 *	2,006	1,137
Series 2006-11, Class A1A
0.41%, 12/19/2036 *	7,681	4,112
Impac CMB Trust
Series 2004-6, Class 1A1
1.05%, 10/25/2034 *	86	56
Indymac INDA Mortgage Loan Trust
Series 2006-AR2, Class 4A1
5.76%, 09/25/2036	3,416	2,607
Series 2007-AR7, Class 1A1
6.14%, 09/25/2037 *	1,043	767
Indymac Index Mortgage Loan Trust
Series 2005-AR14, Class 2A1A
0.55%, 07/25/2035 *	1,966	1,239
Series 2005-AR15, Class A2
5.10%, 09/25/2035	89	67
Series 2007-AR15, Class 2A1
5.54%, 08/25/2037 *	1,845	901
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A1A
4.16%, 01/12/2039 - 144A	1,706	1,686
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2001-C1, Class A3
5.86%, 10/12/2035	10,490	10,972
Series 2001-CIB2, Class A3
6.43%, 04/15/2035	6,650	6,915
Series 2001-CIBC, Class A3
6.26%, 03/15/2033	8,185	8,374
Series 2007-LD11, Class A3
5.82%, 06/15/2049 *	1,100	1,130
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1
4.80%, 02/25/2034 *	706	695
Series 2004-A3, Class 1A1
3.33%, 07/25/2034 *	149	137
Series 2006-A2, Class 5A1
3.42%, 11/25/2033 *	309	303
Series 2006-S2, Class 2A2
5.88%, 07/25/2036	1,176	1,079
Series 2006-S3, Class 1A12
6.50%, 08/25/2036	3,459	3,074
Series 2007-S1, Class 1A2
5.50%, 03/25/2022	955	907
Series 2007-S1, Class 2A22
5.75%, 03/25/2037	3,067	2,419
Series 2007-S2, Class 1A15
6.75%, 06/25/2037	4,027	3,297
LB-UBS Commercial Mortgage Trust
Series 2000-C4, Class A2
7.37%, 08/15/2026	2,824	2,838
Series 2003-C7, Class A3
4.56%, 09/15/2027	7,395	7,519
Series 2004-C8, Class A4
4.51%, 12/15/2029	9,100	9,253
Series 2005-C3, Class A5
4.74%, 07/15/2030	900	918
Series 2005-C3, Class AAB
4.66%, 07/15/2030	100	103
Series 2007-C2, Class A3
5.43%, 02/15/2040	9,658	9,294
MASTER Adjustable Rate Mortgages Trust
Series 2006-OA2, Class 1A1
1.26%, 12/25/2046 *	1,295	416
MASTER Adjustable Rate Mortgages Trust
Series 2007-R5, Class A1
5.58%, 11/25/2035 - 144A *	1,022	572
Merrill Lynch Mortgage Investors, Inc.
Series 2004-A1, Class 2A1
3.01%, 02/25/2034 *	577	538
Series 2004-A3, Class 4A3
5.05%, 05/25/2034 *	606	593
Series 2005-A3, Class A1
0.52%, 04/25/2035 *	112	67
Series 2005-A4, Class 2A2
3.83%, 07/25/2035 *	500	423
Series 2005-A5, Class A3
4.44%, 06/25/2035	400	313
Series 2006-A3, Class 3A1
5.74%, 05/25/2036 *	7,384	5,039

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES - 17.2% (continued)
MLCC Mortgage Investors, Inc.
Series 2003-F, Class A1
0.57%, 10/25/2028 *	$114	$101
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A2
2.84%, 10/25/2034 *	432	367
Series 2006-3AR, Class 2A3
5.02%, 03/25/2036	925	568
Nomura Asset Acceptance Corp.
Series 2004-R1, Class A1
6.50%, 03/25/2034 - 144A	147	140
Series 2004-R2, Class A1
6.50%, 10/25/2034 - 144A	196	186
Prime Mortgage Trust
Series 2006-DR1, Class 1A1
5.50%, 05/25/2035 - 144A	325	315
Series 2006-DR1, Class 1A2
6.00%, 05/25/2035 - 144A	142	139
Series 2006-DR1, Class 2A1
5.50%, 05/25/2035 - 144A	944	872
Series 2006-DR1, Class 2A2
6.00%, 05/25/2035 - 144A	783	659
RBSGC Mortgage Pass-Through Certificates
Series 2007-B, Class 1A4
0.70%, 01/25/2037 *	1,052	595
Residential Accredit Loans, Inc.
Series 2006-QO10, Class A1
0.41%, 01/25/2037 *	871	482
Series 2007-QO1, Class A1
0.40%, 02/25/2047 *	1,058	563
Series 2007-QO4, Class A1A
0.44%, 05/25/2047 *	2,045	1,062
Residential Asset Securitization Trust
Series 2005-A14, Class A4
5.50%, 12/25/2035	4,639	4,282
Salomon Brothers Mortgage Securities VII, Inc.
Series 2001-C2, Class A3
6.50%, 10/13/2011	7,905	8,306
Station Place Securitization Trust
Series 2009-1, Class A
1.75%, 12/29/2010 - 144A *	8,210	8,173
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-20, Class 3A1
2.78%, 01/25/2035 *	748	628
Series 2005-15, Class 1A1
5.06%, 07/25/2035	1,115	744
Series 2005-16XS, Class A1
0.59%, 08/25/2035 *	452	354
Series 2005-19XS, Class 1A1
0.57%, 10/25/2035 *	604	358
Series 2007-3, Class 3A1
5.63%, 04/25/2047 *	4,083	2,651
Structured Asset Mortgage Investments, Inc.
Series 2003-AR4, Class A1
0.59%, 01/19/2034 *	113	69
Series 2006-AR6, Class 1A3
0.44%, 07/25/2046 *	382	190
Structured Asset Securities Corp.
Series 2005-RF3, Class 1A
0.60%, 06/25/2035 - 144A *	398	316
Voyager BRSTN Delaware Trust, IO
Series 2009-1, Class UAU7
0.50%, 12/26/2036 - 144A * ә	1,120	264
WaMu Alternative Mortgage Pass-Through Certificates
Series 2006-AR3, Class A1A
1.43%, 05/25/2046 *	2,602	1,307
Series 2006-AR6, Class 2A
1.42%, 08/25/2046 *	1,574	829
WaMu Commercial Mortgage Securities Trust
Series 2005-C1A, Class A2
5.15%, 05/25/2036 - 144A	4,301	4,321
WaMu Mortgage Pass-Through Certificates
Series 2005-AR13, Class A1A1
0.54%, 10/25/2045 *	203	156
Series 2005-AR15, Class A1A2
0.53%, 11/25/2045 *	228	153
Series 2005-AR8, Class 2A1A
0.54%, 07/25/2045 *	130	101
Series 2006-AR14, Class 1A3
5.59%, 11/25/2036 *	1,900	1,375
Series 2007-HY1, Class 1A1
5.63%, 02/25/2037 *	5,567	4,030
Series 2007-HY4, Class 4A1
5.49%, 09/25/2036 *	547	443
Series 2007-OA4, Class 1A
1.23%, 05/25/2047 *	2,588	1,537
Series 2007-OA6, Class 1A1B
1.27%, 07/25/2047 *	2,522	713
Wells Fargo Mortgage Backed Securities Trust
Series 2006-3, Class A9
5.50%, 03/25/2036	3,676	3,523
Series 2006-AR4, Class 2A4
5.72%, 04/25/2036 *	400	330

Total Mortgage-Backed Securities (cost $329,869)		305,731

ASSET-BACKED SECURITIES - 5.8%
Aames Mortgage Investment Trust
Series 2005-3, Class A1
0.40%, 08/25/2035 - 144A *	253	251
Accredited Mortgage Loan Trust
Series 2005-3, Class A1
0.49%, 09/25/2035 *	88	78
AmeriCredit Automobile Receivables Trust
Series 2008-2, Class A2
4.25%, 08/06/2012 *	4,275	4,339
Amortizing Residential Collateral Trust
Series 2002-BC5, Class M1
1.28%, 07/25/2032 *	434	286
Bank of America Auto Trust
Series 2009-2A, Class A2
1.16%, 02/15/2012 - 144A	9,630	9,657
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-4, Class 1A5
5.42%, 05/25/2033	1,150	960

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

ASSET-BACKED SECURITIES - 5.8% (continued)
Chase Issuance Trust
Series 2009-A7, Class A7
0.68%, 09/17/2012 *	$13,965	$13,986
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC3, Class A2A
0.36%, 03/25/2037 *	1,349	1,256
Conseco Finance Securitizations Corp.
Series 2002-1, Class A
6.68%, 12/01/2033	1,745	1,726
Series 2002-2, Class A2
6.03%, 03/01/2033 *	2,069	2,081
Continental Airlines Pass-Through Trust
Series 2007-1A, Class A
5.98%, 04/19/2022	300	295
Countrywide Asset-Backed Certificates
Series 2005-4, Class AF3
4.46%, 10/25/2035	39	37
Countrywide Home Equity Loan Trust
Series 2005-G, Class 2A
0.46%, 12/15/2035 *	123	46
Series 2006-RES, Class 4Q1B
0.53%, 12/15/2033 - 144A *	383	134
Credit Suisse Mortgage Capital Certificates
Series 2006-CF2, Class A1
0.51%, 05/25/2036 - 144A *	214	170
CVS Pass-Through Trust
6.94%, 01/10/2030	745	790
Delta Air Lines, Inc.
Series 2001-1, Class A1
6.62%, 03/18/2011	39	39
Series 2007-1, Class A
6.82%, 08/10/2022	337	337
DT Auto Owner Trust
Series 2007-A, Class A3
5.60%, 03/15/2013 - 144A	3,090	3,141
Globaldrive BV
Series 2008-2, Class A
4.00%, 10/20/2016	3,168	4,364
Lehman XS Trust
Series 2005-5N, Class 1A1
0.55%, 11/25/2035 *	153	99
Series 2005-5N, Class 3A1A
0.55%, 11/25/2035 *	959	594
Series 2005-7N, Class 1A1B
0.55%, 12/25/2035 *	128	42
Series 2006-GP4, Class 3A1A
0.32%, 08/25/2046 *	102	99
Series 2007-2N, Class 3A1
0.34%, 02/25/2037 *	490	432
Merrill Lynch Mortgage Investors, Inc.
Series 2007-SD1, Class A1
0.70%, 02/25/2047 *	1,489	627
Mirant Mid Atlantic Pass Through Trust
Series C
10.06%, 12/30/2028	312	335
Nelnet Student Loan Trust
Series 2008-4, Class A4
1.73%, 04/25/2017 *	780	820
Nissan Auto Receivables Owner Trust
Series 2009-A, Class A2
2.94%, 07/15/2011	6,351	6,392
Popular ABS Mortgage Pass-Through Trust
Series 2006-D, Class A1
0.31%, 11/25/2046 *	1,065	1,045
RAAC Series
Series 2007-RP4, Class A
0.60%, 06/25/2037 - 144A *	1,627	772
Renaissance Home Equity Loan Trust
Series 2007-2, Class AF6
5.88%, 06/25/2037	1,500	742
Securitized Asset Backed Receivables LLC Trust
Series 2007-BR3, Class A2B
0.47%, 04/25/2037 *	2,700	976
SLC Student Loan Trust
Series 2008-1, Class A4A
1.86%, 12/15/2032 *	400	421
SLM Student Loan Trust
Series 2005-4, Class A2
0.33%, 04/26/2021 *	4,036	4,023
Series 2008-5, Class A2
1.35%, 10/25/2016 *	18,210	18,509
Series 2008-5, Class A3
1.55%, 01/25/2018 *	4,600	4,747
Series 2008-5, Class A4
1.95%, 07/25/2023 *	12,410	13,120
Small Business Administration
Series 2002-P10B, Class 1
5.20%, 08/10/2012	444	466
Series 2004-P10A, Class 1
4.50%, 02/01/2014	674	700
Structured Asset Securities Corp.
Series 2003-AL2, Class A
3.36%, 01/25/2031 - 144A	3,164	2,533
Series 2007-TC1, Class A
0.55%, 04/25/2031 - 144A *	2,054	1,595

Total Asset-Backed Securities (cost $107,677)		103,062

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.6%
Metropolitan Transportation Authority
7.34%, 11/15/2039	3,135	3,555
New York State Dormitory Authority, Revenue Bond
5.63%, 03/15/2039	2,300	2,260
Port Authority of New York & New Jersey
6.04%, 12/01/2029	1,825	1,868
State of California
5.45%, 04/01/2015	11,550	12,044
State of California — Build America Bonds
7.30%, 10/01/2039	3,055	3,066
Texas State Authority
5.52%, 04/01/2039	5,520	5,480

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.6% (continued)
Virginia Housing Development Authority -Class CTFS
6.00%, 06/25/2034	$373	$374

Total Municipal Government Obligations (cost $27,839)		28,647

PREFERRED CORPORATE DEBT SECURITIES - 1.2%
Capital Markets - 0.2%
Goldman Sachs Capital II
5.79%, 06/01/2012 Ž^	3,270	2,771
Lehman Brothers Holdings Capital Trust VII
5.86%, 11/29/2049 Ž Џ	1,945	5
Commercial Banks - 0.3%
BAC Capital Trust XIV
5.63%, 12/31/2049 * Ž	30	23
Barclays Bank PLC
7.43%, 12/15/2017 - 144A * Ž^	2,245	2,211
Rabobank Nederland NV — Series U
11.00%, 06/30/2019 - 144A Ž^	280	360
Royal Bank of Scotland Group PLC
7.64%, 09/29/2017 Ž	200	126
Wachovia Capital Trust III
5.80%, 03/15/2011 Ž	460	390
Wells Fargo Capital XV
9.75%, 09/26/2013 Ž^	1,300	1,456
Diversified Financial Services - 0.5%
AGFC Capital Trust I
6.00%, 01/15/2067 - 144A *	100	69
Bank of America Corp. — Series M
8.13%, 05/15/2018 Ž	90	92
Bank of America Corp. — Series K
8.00%, 12/29/2049 Ž^	610	622
Credit Suisse/Guernsey
5.86%, 05/15/2017 Ž	3,045	2,855
ILFC E-Capital Trust II
6.25%, 12/21/2065 - 144A *	440	339
JPMorgan Chase & Co. — Series 1
7.90%, 04/30/2018 * Ž	5,655	6,029
ZFS Finance USA Trust I — Series V
6.50%, 05/09/2037 - 144A *	729	689
Insurance - 0.2%
Lincoln National Corp.
7.00%, 05/17/2066 *	2,350	2,139
Reinsurance Group of America, Inc. - Series A
6.75%, 12/15/2065 *	2,150	1,975

Total Preferred Corporate Debt Securities (cost $25,015)		22,151

CORPORATE DEBT SECURITIES - 29.9%
Aerospace & Defense - 0.0% ∞
L-3 Communications Corp.
5.88%, 01/15/2015	470	478
6.38%, 10/15/2015	155	159
Air Freight & Logistics - 0.2%
United Parcel Service, Inc.
6.20%, 01/15/2038	2,495	2,716
Automobiles - 0.0% ∞
Daimler Finance North America LLC
5.88%, 03/15/2011	600	624
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 01/15/2020 ^	4,375	4,513
Diageo Capital PLC
7.38%, 01/15/2014	1,290	1,500
PepsiCo, Inc.
7.90%, 11/01/2018 ^	600	743
Biotechnology - 0.0% ∞
FMC Finance III SA
6.88%, 07/15/2017	280	291
Capital Markets - 1.7%
Goldman Sachs Group, Inc.
4.50%, 06/15/2010 ^	380	383
5.25%, 10/15/2013	4,315	4,638
5.38%, 03/15/2020	6,000	5,945
5.45%, 11/01/2012	140	151
7.50%, 02/15/2019	490	560
Morgan Stanley - Series F
0.55%, 01/09/2012 *	7,050	6,970
0.70%, 10/18/2016 *	200	183
5.63%, 01/09/2012 ^	610	646
Morgan Stanley
4.20%, 11/20/2014	6,085	6,098
5.63%, 09/23/2019	1,865	1,858
6.25%, 08/28/2017	565	593
6.60%, 04/01/2012	1,420	1,541
Chemicals - 0.4%
Dow Chemical Co.
5.70%, 05/15/2018 ^	1,020	1,058
Huntsman International LLC
7.38%, 01/01/2015 *	755	749
7.88%, 11/15/2014	2,815	2,843
Nova Chemicals Corp.
3.65%, 11/15/2013 *	1,400	1,320
6.50%, 01/15/2012	230	236
Westlake Chemical Corp.
6.63%, 01/15/2016	44	43
Commercial Banks - 1.6%
Achmea Hypotheekbank NV
1.00%, 11/03/2014 - 144A	5,575	5,646
Bank of Scotland PLC
5.25%, 02/21/2017 - 144A	100	102
Barclays Bank PLC
5.20%, 07/10/2014	530	566
Citibank NA
1.75%, 12/28/2012 ^	9,650	9,676
Dexia Credit Local
2.00%, 03/05/2013 - 144A	5,425	5,390
Glitnir Banki HF
6.33%, 07/28/2011 - 144A § Џ	290	86
6.69%, 06/15/2016 - 144A * § Џ	800	♦
Landsbanki Islands HF
6.10%, 08/25/2011 - 144A § Џ	320	37
Landwirtschaftliche Rentenbank
4.00%, 02/02/2015	1,060	1,115
4.13%, 07/15/2013	530	564
4.38%, 01/15/2013	1,165	1,249
5.25%, 07/02/2012	1,820	1,971

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts in thousands)
(unaudited)

	Principal		Value

Commercial Banks - 1.6% (continued)
Royal Bank of Scotland Group PLC
2.63%, 05/11/2012 - 144A		$1,375	$1,404
Santander Issuances S.A Unipersonal
5.81%, 06/20/2016 - 144A *		220	220
Commercial Services & Supplies - 0.3%
Board of Trustees of The Leland Stanford Junior University
4.25%, 05/01/2016		2,190	2,262
Hertz Corp.
8.88%, 01/01/2014		675	694
Tyco International Group SA
6.00%, 11/15/2013		440	486
Waste Management, Inc.
6.38%, 11/15/2012		600	665
Communications Equipment - 0.3%
Cisco Systems, Inc.
4.45%, 01/15/2020		5,452	5,422
Computers & Peripherals - 0.2%
Seagate Technology International
10.00%, 05/01/2014 - 144A		2,915	3,301
Consumer Finance - 0.4%
Aiful Corp.
5.00%, 08/10/2010 - 144A		320	306
American Express Co.
6.80%, 09/01/2066 *		420	410
8.13%, 05/20/2019 ^		510	618
American Express Credit Corp. - Series C
5.88%, 05/02/2013		220	238
SLM Corp.
0.33%, 04/01/2014 *		270	234
5.00%, 04/15/2015		715	681
5.05%, 11/14/2014		120	111
5.38%, 05/15/2014		1,005	952
5.40%, 10/25/2011 ^		3,365	3,396
5.63%, 08/01/2033 ^		105	81
Tyco International Finance SA
6.38%, 10/15/2011		120	129
Containers & Packaging - 0.1%
Ball Corp.
7.13%, 09/01/2016		1,200	1,275
7.38%, 09/01/2019		1,200	1,265
Diversified Consumer Services - 0.0% ∞
Service Corp. International
7.50%, 04/01/2027		55	50
7.63%, 10/01/2018		50	51
Diversified Financial Services - 7.4%
AES Ironwood LLC
8.86%, 11/30/2025		306	300
AES Red Oak LLC - Series B
9.20%, 11/30/2029		235	231
ASIF Global Financing XIX
4.90%, 01/17/2013 - 144A		20	20
Bank of America Corp.
6.00%, 09/01/2017 ^		2,130	2,215
Bear Stearns Cos. LLC
7.25%, 02/01/2018 ^		800	925
Belvoir Land LLC - Series A
5.40%, 12/15/2047 - 144A		2,875	2,261
BP Capital Markets PLC
3.13%, 03/10/2012		6,755	6,998
Caterpillar Financial Services Corp. - Series F
6.20%, 09/30/2013 ^		860	971
CDP Financial, Inc.
3.00%, 11/25/2014 - 144A		8,435	8,305
Citigroup Funding, Inc.
1.88%, 10/22/2012		11,900	11,996
2.13%, 07/12/2012		6,710	6,830
Citigroup, Inc.
6.50%, 08/19/2013 ^		1,160	1,250
Crown Castle Towers LLC
6.11%, 01/15/2020 - 144A		7,340	7,678
FCE Bank PLC
7.13%, 01/15/2013	EUR	1,000	1,384
7.88%, 02/15/2011	GBP	2,300	3,564
General Electric Capital Corp.
0.40%, 04/10/2012 *		$4,255	4,193
2.00%, 09/28/2012		7,600	7,703
2.13%, 12/21/2012		16,600	16,818
2.63%, 12/28/2012		10,200	10,474
5.00%, 11/15/2011		10,420	10,998
6.38%, 11/15/2067 *^		1,190	1,117
General Electric Capital Corp. - Series A
6.88%, 01/10/2039		2,130	2,297
HSBC Finance Corp.
4.63%, 09/15/2010		960	976
Japan Finance Corp.
2.00%, 06/24/2011		4,175	4,217
JPMorgan Chase & Co.
0.90%, 02/26/2013 *		1,550	1,558
5.13%, 09/15/2014 ^		920	972
5.15%, 10/01/2015 ^		1,100	1,161
6.13%, 06/27/2017		950	1,023
JPMorgan Chase Bank NA
6.00%, 07/05/2017		9,695	10,335
Kaupthing Bank Hf
7.13%, 05/19/2016 - 144A § Џ		200	♦
Merna Reinsurance, Ltd. - Series B
2.04%, 07/07/2010 - 144A *		600	595
Merrill Lynch & Co., Inc.
6.88%, 04/25/2018		1,420	1,530
New Communications Holdings, Inc.
8.25%, 04/15/2017 - 144A		1,750	1,781
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%, 05/15/2017 - 144A		170	176
TNK-BP Finance SA
7.50%, 07/18/2016 - 144A		170	185
7.50%, 07/18/2016 - Reg S		108	117
Diversified Telecommunication Services - 2.4%
AT&T, Inc.
5.10%, 09/15/2014		410	444
5.50%, 02/01/2018		380	403
6.50%, 09/01/2037 ^		10,025	10,396
6.55%, 02/15/2039		810	852
BellSouth Corp.
4.75%, 11/15/2012		10	11

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Diversified Telecommunication Services - 2.4% (continued)
Deutsche Telekom International Finance BV
5.75%, 03/23/2016	$375	$403
Frontier Communications Corp.
7.13%, 03/15/2019	75	71
Koninklijke KPN NV
8.00%, 10/01/2010	320	331
8.38%, 10/01/2030	445	552
Qwest Communications International, Inc.
7.50%, 02/15/2014 *	1,375	1,399
Qwest Communications International, Inc. - Series B
7.50%, 02/15/2014	705	717
Qwest Corp.
3.51%, 06/15/2013 *^	675	681
8.88%, 03/15/2012	495	542
Sprint Capital Corp.
8.75%, 03/15/2032	80	74
Telecom Italia Capital SA
5.25%, 10/01/2015	2,115	2,166
7.00%, 06/04/2018	650	703
Telefonica Emisiones SAU
4.95%, 01/15/2015	4,850	5,121
6.42%, 06/20/2016	75	83
Telefonica Europe BV
7.75%, 09/15/2010	850	876
Verizon Communications, Inc.
6.90%, 04/15/2038	990	1,092
8.75%, 11/01/2018	6,700	8,405
8.95%, 03/01/2039 ^	210	285
Verizon Global Funding Corp.
7.38%, 09/01/2012	160	181
Verizon Maryland, Inc. - Series B
5.13%, 06/15/2033	215	175
Verizon New England, Inc.
7.88%, 11/15/2029	2,350	2,576
Verizon New Jersey, Inc.
7.85%, 11/15/2029	970	1,055
Verizon New York, Inc. - Series A
6.88%, 04/01/2012	560	610
Vodafone Group PLC
5.00%, 12/16/2013	1,470	1,587
Windstream Corp.
8.13%, 08/01/2013 ^	1,375	1,440
8.63%, 08/01/2016	1,220	1,247
Electric Utilities - 0.4%
Calpine Construction Finance Co., LP
8.00%, 06/01/2016 - 144A^	240	245
Duke Energy Corp.
5.63%, 11/30/2012 ^	590	646
Elwood Energy LLC
8.16%, 07/05/2026	230	218
Energy Future Holdings Corp.
Series P
5.55%, 11/15/2014 ^	440	321
Series Q
6.50%, 11/15/2024	200	104
Series R
6.55%, 11/15/2034	535	276
Exelon Corp.
5.63%, 06/15/2035	370	344
FirstEnergy Corp. - Series B
6.45%, 11/15/2011 ^	29	31
FirstEnergy Corp. - Series C
7.38%, 11/15/2031	515	533
Florida Power & Light Co.
5.63%, 04/01/2034	1,000	980
Florida Power Corp.
6.40%, 06/15/2038	1,700	1,849
Homer City Funding LLC
8.73%, 10/01/2026	81	78
Pacific Gas & Electric Co.
5.63%, 11/30/2017	620	667
5.80%, 03/01/2037	140	139
6.05%, 03/01/2034	210	216
Texas Competitive Electric Holdings Co. LLC - Series B
10.25%, 11/01/2015 *	972	676
Energy Equipment & Services - 0.4%
Baker Hughes, Inc.
7.50%, 11/15/2018 ^	800	956
Cie Generale de Geophysique-Veritas
7.50%, 05/15/2015	100	100
7.75%, 05/15/2017	105	105
Complete Production Services, Inc.
8.00%, 12/15/2016	195	193
Enterprise Products Operating LLC
4.95%, 06/01/2010	2,600	2,613
Gulfmark Offshore, Inc.
7.75%, 07/15/2014 *	40	40
Rockies Express Pipeline LLC
3.90%, 04/15/2015 - 144A	3,435	3,388
Transocean, Inc.
5.25%, 03/15/2013 ^	120	130
Food Products - 0.8%
Kraft Foods, Inc.
5.38%, 02/10/2020	6,630	6,738
6.50%, 08/11/2017	6,447	7,083
Health Care Providers & Services - 0.9%
DaVita, Inc.
6.63%, 03/15/2013	200	201
HCA, Inc.
7.25%, 09/15/2020 - 144A	4,395	4,455
9.13%, 11/15/2014	50	53
9.63%, 11/15/2016 Ώ	500	536
Humana, Inc.
7.20%, 06/15/2018	220	238
Roche Holdings, Inc.
2.25%, 02/25/2011 - 144A *	1,575	1,604
5.00%, 03/01/2014 - 144A^	7,050	7,614
6.00%, 03/01/2019 - 144A	350	387
WellPoint, Inc.
5.88%, 06/15/2017	50	54

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Hotels, Restaurants & Leisure - 0.0% ∞
Inn of the Mountain Gods Resort & Casino
12.00%, 11/15/2010 § Џ	$60	$29
MGM Mirage, Inc.
10.38%, 05/15/2014 - 144A	25	28
11.13%, 11/15/2017 - 144A	60	67
Independent Power Producers & Energy Traders - 0.1%
AES Corp.
7.75%, 03/01/2014	67	69
Edison Mission Energy
7.00%, 05/15/2017	50	35
7.20%, 05/15/2019	140	97
NRG Energy, Inc.
7.38%, 02/01/2016 ^	730	724
Insurance - 2.3%
American International Group, Inc.
5.85%, 01/16/2018 ^	130	121
Chubb Corp.
6.38%, 03/29/2067 *	3,800	3,824
MetLife, Inc.
6.40%, 12/15/2036 *^	5,595	5,008
6.75%, 06/01/2016	360	403
Metropolitan Life Global Funding I
2.50%, 01/11/2013 - 144A	13,155	13,164
2.88%, 09/17/2012 - 144A	1,525	1,550
5.13%, 04/10/2013 - 144A	6,550	7,032
Progressive Corp.
6.70%, 06/15/2037 *	3,595	3,530
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039 - 144A	2,525	2,739
Travelers Cos., Inc.
6.25%, 03/15/2037 *	4,795	4,720
Life Sciences Tools & Services - 0.0% ∞
Bio-Rad Laboratories, Inc.
6.13%, 12/15/2014	530	535
Machinery - 0.0% ∞
Terex Corp.
7.38%, 01/15/2014 ^	20	20
Media - 2.0%
Cengage Learning Acquisitions, Inc.
10.50%, 01/15/2015 - 144A	80	77
Comcast Cable Communications Holdings, Inc.
8.38%, 03/15/2013	5,279	6,118
Comcast Cable Communications LLC
6.75%, 01/30/2011	1,800	1,881
8.88%, 05/01/2017	320	387
Comcast Corp.
5.88%, 02/15/2018	210	224
6.50%, 01/15/2015	780	878
6.95%, 08/15/2037	2,935	3,175
7.05%, 03/15/2033 ^	965	1,038
COX Communications, Inc.
7.75%, 11/01/2010	465	482
8.38%, 03/01/2039 - 144A	3,525	4,409
DISH DBS Corp.
7.00%, 10/01/2013 ^	115	120
7.75%, 05/31/2015	145	152
Lamar Media Corp. - Series B
6.63%, 08/15/2015	20	19
News America, Inc.
6.20%, 12/15/2034	3,000	2,993
6.65%, 11/15/2037	40	42
7.28%, 06/30/2028	260	279
7.63%, 11/30/2028	1,070	1,189
Reed Elsevier Capital, Inc.
8.63%, 01/15/2019	360	449
TCI Communications, Inc.
7.13%, 02/15/2028	1,675	1,781
Time Warner Cable, Inc.
5.85%, 05/01/2017 ^	450	482
6.20%, 07/01/2013	4,030	4,447
6.75%, 06/15/2039 ^	240	252
8.25%, 04/01/2019	560	678
8.75%, 02/14/2019	160	198
Time Warner Cos., Inc.
7.57%, 02/01/2024	1,910	2,202
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	180	217
Time Warner, Inc.
6.88%, 05/01/2012	510	561
Metals & Mining - 0.5%
Aleris International, Inc.
9.00%, 12/15/2014 Џ	560	5
ArcelorMittal USA Partnership
9.75%, 04/01/2014	1,999	2,063
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/2017	320	356
Rio Tinto Finance USA, Ltd.
6.50%, 07/15/2018 ^	870	979
Steel Dynamics, Inc.
6.75%, 04/01/2015	105	106
7.38%, 11/01/2012 ^	55	57
Teck Resources, Ltd.
9.75%, 05/15/2014	25	30
10.25%, 05/15/2016	20	24
10.75%, 05/15/2019 ^	4,150	5,083
Vale Overseas, Ltd.
6.88%, 11/21/2036 ^	484	501
Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc.
5.35%, 03/15/2012 ^	725	761
5.75%, 07/15/2014 ^	730	745
Multi-Utilities - 0.2%
CenterPoint Energy, Inc. - Series B
7.25%, 09/01/2010	2,735	2,796
Dominion Resources, Inc. - Series D
8.88%, 01/15/2019 ^	560	706
Dominion Resources, Inc.
4.75%, 12/15/2010	30	31
5.70%, 09/17/2012	580	628
Oil, Gas & Consumable Fuels - 3.4%
Anadarko Finance Co. - Series B
7.50%, 05/01/2031	320	360
Anadarko Petroleum Corp.
6.45%, 09/15/2036	1,250	1,274

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Oil, Gas & Consumable Fuels - 3.4% (continued)
Apache Corp.
5.25%, 04/15/2013	$240	$261
5.63%, 01/15/2017	950	1,044
Arch Western Finance LLC
6.75%, 07/01/2013 *	2,965	2,976
Canadian Natural Resources, Ltd.
6.25%, 03/15/2038	2,000	2,068
6.50%, 02/15/2037	1,100	1,167
Cenovus Energy, Inc.
6.75%, 11/15/2039 - 144A	3,500	3,796
Chesapeake Energy Corp.
6.25%, 01/15/2018 ^	120	114
6.38%, 06/15/2015	60	59
7.25%, 12/15/2018	100	100
ConocoPhillips
4.60%, 01/15/2015 ^	8,395	9,005
6.50%, 02/01/2039	900	1,005
ConocoPhillips Holding Co.
6.95%, 04/15/2029 ^	210	241
Consolidated Natural Gas Co. - Series A
5.00%, 03/01/2014	1,425	1,513
El Paso Corp.
7.00%, 06/15/2017	1,220	1,245
7.80%, 08/01/2031	19	19
El Paso Natural Gas Co.
8.38%, 06/15/2032 *	110	129
8.63%, 01/15/2022	365	442
Hess Corp.
7.30%, 08/15/2031	420	479
7.88%, 10/01/2029 ^	80	96
8.13%, 02/15/2019 ^	850	1,036
Kerr-McGee Corp.
6.95%, 07/01/2024	200	222
7.88%, 09/15/2031	295	343
Kinder Morgan Energy Partners, LP
5.85%, 09/15/2012	130	141
6.00%, 02/01/2017	260	279
6.75%, 03/15/2011	470	494
6.95%, 01/15/2038	220	238
Nexen, Inc.
6.40%, 05/15/2037	4,000	4,032
Peabody Energy Corp. - Series B
6.88%, 03/15/2013	45	46
Pemex Project Funding Master Trust
6.63%, 06/15/2035	1,060	1,044
Petrobras International Finance Co.
5.75%, 01/20/2020 ^	7,340	7,520
5.88%, 03/01/2018 ^	325	339
6.13%, 10/06/2016	371	400
Sandridge Energy, Inc.
9.88%, 05/15/2016 - 144A^	215	221
Shell International Finance BV
4.00%, 03/21/2014 ^	7,700	8,103
Southern Natural Gas Co.
5.90%, 04/01/2017 - 144A *	60	62
8.00%, 03/01/2032	5	6
Tennessee Gas Pipeline Co.
7.00%, 10/15/2028	665	703
7.63%, 04/01/2037	20	22
Valero Energy Corp.
6.63%, 06/15/2037 ^	4,200	3,994
Williams Cos., Inc.
7.75%, 06/15/2031	281	315
7.88%, 09/01/2021	274	323
Williams Cos., Inc. - Series A
7.50%, 01/15/2031	622	683
XTO Energy, Inc.
5.50%, 06/15/2018	270	293
5.65%, 04/01/2016	340	376
6.25%, 08/01/2017	10	11
6.75%, 08/01/2037	1,760	2,061
7.50%, 04/15/2012	550	616
Paper & Forest Products - 0.2%
International Paper Co.
7.30%, 11/15/2039	2,750	2,939
Pharmaceuticals - 1.5%
Abbott Laboratories
5.60%, 11/30/2017 ^	200	220
Bristol-Myers Squibb Co.
6.88%, 08/01/2097	600	644
Eli Lilly & Co.
3.55%, 03/06/2012	3,235	3,375
Merck & Co., Inc.
4.00%, 06/30/2015 ^	4,805	5,033
Novartis Capital Corp.
2.90%, 04/24/2015 ^	7,150	7,101
Pfizer, Inc.
5.35%, 03/15/2015 ^	6,710	7,394
Wyeth
5.95%, 04/01/2037	470	492
6.00%, 02/15/2036	1,580	1,670
Real Estate Investment Trusts - 0.1%
iStar Financial, Inc.
5.65%, 09/15/2011	1,250	1,140
Ventas Realty, LP
6.50%, 06/01/2016	30	31
9.00%, 05/01/2012	10	11
Real Estate Management & Development - 0.0% ∞
Forest City Enterprises, Inc.
6.50%, 02/01/2017	30	24
7.63%, 06/01/2015	35	33
Road & Rail - 0.0% ∞
Union Pacific Corp.
5.38%, 05/01/2014	180	194
Software - 0.3%
First Data Corp.
9.88%, 09/24/2015 ^	3,147	2,690
Oracle Corp.
5.75%, 04/15/2018 ^	2,980	3,269
Tobacco - 0.3%
Philip Morris International, Inc.
4.50%, 03/26/2020	5,600	5,464

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Wireless Telecommunication Services - 1.0%
America Movil SAB de CV
5.63%, 11/15/2017 ^	$220	$232
6.38%, 03/01/2035	625	629
Cellco Partnership/Verizon Wireless Capital LLC
3.75%, 05/20/2011 ^	14,580	15,035
Rogers Communications, Inc.
6.75%, 03/15/2015	60	68
6.80%, 08/15/2018	80	91
7.50%, 03/15/2015	890	1,039
Vodafone Group PLC
5.00%, 09/15/2015	500	529

Total Corporate Debt Securities (cost $515,207)		532,894

	Shares	Value

PREFERRED STOCKS - 0.0% ∞
Diversified Financial Services - 0.0% ∞
GMAC, Inc. 7.00% - 144A ▲ Ž^	341	259
U.S. Government Agency Obligation - 0.0% ∞
Fannie Mae 7.00% ▲ ‡ Ž	1,300	2
Fannie Mae 8.25% ▲ ‡ Ž	31,175	40
Freddie Mac 8.38% ▲ ‡ Ž	43,300	55

Total Preferred Stocks (cost $1,988)		356

COMMON STOCKS - 0.0% ∞
Energy Equipment & Services - 0.0% ∞
SemGroup Corp. — Class A ‡	323	9
Media - 0.0% ∞
Charter Communications, Inc. ‡∧	692	24

Total Common Stocks (cost $31)		33

WARRANT - 0.0% ∞
SemGroup Corp. ‡ ә
Expiration: 11/30/2014
Exercise Price: $0.00	340	3
Total Warrant (cost $0)

	Notional
	Amount	Value

PURCHASED OPTIONS - 0.0% ∞
Call Options - 0.0% ∞
10-Year U.S. Treasury Note	$498	23
Call Strike $119.00
Expires 04/23/2010
Put Options - 0.0% ∞
Euro	2,468	44
Put Strike $98.75
Expires 09/13/2010

Total Purchased Options (cost $1,190)		67

PURCHASED SWAPTIONS - 0.3%
Call Options - 0.0% ∞
If exercised the Series receives 1.12%, and pays floating 3 month LIBOR, European Style	115,800	52
Call Strike $1.12
Expires 04/26/2010
If exercised the Series receives 1.15%, and pays floating 3 month LIBOR, European Style	109,300	297
Call Strike $1.15
Expires 09/03/2010
If exercised the Series receives 1.20%, and pays floating 3 month LIBOR, European Style	109,300	335
Call Strike $1.20
Expires 09/02/2010
If exercised the Series receives 3.40%, and pays floating 3 month LIBOR, European Style	39,500	♦
Call Strike $3.40
Expires 04/08/2010
If exercised the Series receives 3.90%, and pays floating 3 month LIBOR, European Style	17,400	296
Call Strike $3.90
Expires 11/16/2010
If exercised the Series receives 4.19%, and pays floating 3 month LIBOR, European Style	24,700	687
Call Strike $4.19
Expires 03/04/2011
Put Options - 0.3%
If exercised the Series receives floating 3 month LIBOR, and pays 1.92%, European Style	109,300	43
Call Strike $1.92
Expires 09/02/2010
If exercised the Series receives floating 3 month LIBOR, and pays 1.95%, European Style	109,300	42
Call Strike $1.95
Expires 09/03/2010
If exercised the Series receives floating 3 month LIBOR, and pays 3.40%, European Style	39,500	1,376
Call Strike $3.40
Expires 04/08/2010
If exercised the Series receives floating 3 month LIBOR, and pays 3.90%, European Style	17,400	651
Call Strike $3.90
Expires 11/16/2010
If exercised the Series receives floating 3 month LIBOR, and pays 4.19%, European Style	24,700	930
Call Strike $4.19
Expires 03/04/2011

Total Purchased Swaptions (cost $8,382)		4,709

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

SECURITIES LENDING COLLATERAL - 1.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.21% ▲	22,743,303	$22,743

Total Securities Lending Collateral (cost $22,743)

	Principal	Value

REPURCHASE AGREEMENT - 9.3%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $164,869 on 04/01/2010. Collateralized by various US Treasury Bills, 0.14%–0.16%, due 07/08/10–07/15/10, with a total value of $168,171	$164,869	164,869
Total Repurchase Agreement (cost $164,869)

Total Investment Securities (cost $2,467,666) #		2,455,874
Other Assets and Liabilities - Net		(675,781)

Net Assets		$1,780,093

	Notional
	Amount	Value

WRITTEN-OPTIONS - (0.0)%
Put Options - (0.0)%
Euro	$(2,468)	$(19)
Put Strike $98.25
Expires 09/13/2010
Call Options - 0.0%
10-Year U.S. Treasury Note	(15)	(2)
Call Strike $118.00
Expires 04/23/2010

Total Written Options (Premiums: $674)		(21)

	Principal	Value

SECURITIES SOLD SHORT - (16.2%)
Fannie Mae
4.50%, due 03/01/2040	$(500)	$(502)
5.00%, due 04/01/2040 - 05/01/2040	(54,000)	(55,544)
5.50%, due 04/01/2040 - 05/01/2040	(83,300)	(87,772)
6.00%, due 04/01/2040	(34,700)	(36,857)
6.50%, due 04/01/2040 - 05/01/2040	(23,900)	(25,895)
Freddie Mac
5.50%, due 05/01/2040	(5,600)	(5,894)
6.00%, due 04/01/2025 - 05/01/2040	(46,700)	(50,080)
Ginnie Mae
5.00%, due 04/01/2040	(17,300)	(17,981)
6.50%, due 04/01/2040	(7,000)	(7,546)

Total Securities Sold Short (proceeds $287,606)		$(288,071)

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts in thousands)
(unaudited)
WRITTEN SWAPTIONS:

	Floating Rate	Pay/Receivable	Exercise	Expiration		Premiums Paid
Description	Index	Floating Rate	Rate	Date	Notional Amount	(Received)	Value

Call - Interest Rate Swap, European Style	3-month USD LIBOR	Receives	3.14%	04/01/2010	($35,000)	$(1,342)	$	♦
Call - Interest Rate Swap, European Style	3-month USD LIBOR	Receives	3.60	04/19/2010	(17,700)	(63)		(19)
Call - Interest Rate Swap, European Style	3-month USD LIBOR	Receives	3.60	05/24/2010	(18,800)	(226)		(63)
Call - Interest Rate Swap, European Style	3-month USD LIBOR	Receives	3.60	05/24/2010	(30,300)	(355)		(101)
Call - Interest Rate Swap, European Style	3-month USD LIBOR	Receives	4.12	08/27/2010	(12,700)	(608)		(315)
Call - Interest Rate Swap, European Style	3-month USD LIBOR	Receives	4.31	06/03/2010	(25,000)	(1,275)		(901)
Call - Interest Rate Swap, European Style	3-month USD LIBOR	Receives	4.35	06/03/2010	(35,000)	(1,785)		(1,359)
Call - Interest Rate Swap, European Style	3-month USD LIBOR	Receives	4.49	12/05/2011	(19,900)	(1,208)		(751)
Call - Interest Rate Swap, European Style	3-month USD LIBOR	Receives	4.80	06/11/2010	(25,200)	(1,317)		(1,827)
Call - Interest Rate Swap, European Style	3-month USD LIBOR	Receives	4.88	05/04/2010	(35,600)	(1,591)		(2,966)
Call - Interest Rate Swap, European Style	3-month USD LIBOR	Receives	4.89	12/03/2014	(14,600)	(1,085)		(656)
Call - Interest Rate Swap, European Style	3-month USD LIBOR	Receives	4.90	03/04/2013	(24,700)	(1,469)		(1,214)
Call - Interest Rate Swap, European Style	3-month USD LIBOR	Receives	4.92	03/05/2013	(17,000)	(996)		(853)
Put - Interest Rate Swap, European Style	3-month USD LIBOR	Pays	3.14	04/01/2010	(35,000)	(1,342)		(1,961)
Put - Interest Rate Swap, European Style	3-month USD LIBOR	Pays	3.90	04/19/2010	(17,700)	(53)		(88)
Put - Interest Rate Swap, European Style	3-month USD LIBOR	Pays	4.10	05/24/2010	(18,800)	(286)		(107)
Put - Interest Rate Swap, European Style	3-month USD LIBOR	Pays	4.10	05/24/2010	(30,300)	(448)		(173)
Put - Interest Rate Swap, European Style	3-month USD LIBOR	Pays	4.12	08/27/2010	(12,700)	(608)		(227)
Put - Interest Rate Swap, European Style	3-month USD LIBOR	Pays	4.31	06/03/2010	(25,000)	(1,275)		(80)
Put - Interest Rate Swap, European Style	3-month USD LIBOR	Pays	4.35	06/03/2010	(35,000)	(1,786)		(95)
Put - Interest Rate Swap, European Style	3-month USD LIBOR	Pays	4.49	12/05/2011	(19,900)	(1,208)		(979)
Put - Interest Rate Swap, European Style	3-month USD LIBOR	Pays	4.80	06/11/2010	(25,200)	(1,317)		(12)
Put - Interest Rate Swap, European Style	3-month USD LIBOR	Pays	4.88	05/04/2010	(35,600)	(1,591)		♦
Put - Interest Rate Swap, European Style	3-month USD LIBOR	Pays	4.89	12/03/2014	(14,600)	(1,085)		(1,061)
Put - Interest Rate Swap, European Style	3-month USD LIBOR	Pays	4.90	03/04/2013	(24,700)	(1,470)		(1,441)
Put - Interest Rate Swap, European Style	3-month USD LIBOR	Pays	4.92	03/05/2013	(17,000)	(996)		(978)

						$(26,785)		($18,227)

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts in thousands)
(unaudited)
Swap Agreements:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES — BUY PROTECTION: (1)

				Implied
				Credit				Unrealized
	Fixed Deal	Maturity		Spread at	Notional	Market	Premiums	Appreciation
Reference Obligation	Pay Rate	Date	Counterparty	03/31/2010(2)	Amount(3)	Value	Paid(Received)	(Depreciation)

CDX.NA.HY.13	5.00%	12/20/2014	MYC	495.35	$8,910	$(16)	$267	$(283)
CDX.NA.HY.13	5.00%	12/20/2014	MYC	495.35	17,820	(32)	509	(541)
CDX.NA.HY.13	5.00%	12/20/2014	MYC	495.35	9,900	(18)	97	(115)
CDX.NA.HY.13	5.00%	12/20/2014	MYC	495.35	4,950	(9)	24	(33)
First Data Corp., 9.88%, 09/24/2015	5.00%	12/20/2015	GSB	843.96	750	104	178	(74)
First Data Corp., 9.88%, 09/24/2015	5.00%	12/20/2015	DUB	843.96	1,200	167	88	79
First Data Corp., 9.88%, 09/24/2015	5.00%	12/20/2015	DUB	843.96	1,200	167	91	76
Hertz Corp., 8.88%, 01/01/2014	5.00%	03/20/2014	GSB	417.17	675	(20)	177	(197)
Huntsman International LLC, 7.38%, 01/01/2015	5.00%	12/20/2014	GSB	434.77	1,315	(35)	444	(479)
Huntsman International LLC, 7.38%, 01/01/2015 *	5.00%	12/20/2014	GSB	434.77	1,500	(40)	541	(581)
Huntsman International LLC, 7.38%, 01/01/2015 *	5.00%	03/20/2015	GSB	446.03	755	(17)	216	(233)
iStar Financial, Inc., 5.95%, 10/15/2013	5.00%	09/20/2011	MYC	1,161.47	625	52	118	(66)
iStar Financial, Inc., 5.95%, 10/15/2013	5.00%	09/20/2011	MYC	1,161.47	625	52	116	(64)
Macy’s Retail Holdings, Inc., 7.45%, 07/15/2017 *	8.00%	06/20/2012	MYC	110.76	725	(109)	—	(109)
Macy’s Retail Holdings, Inc., 7.45%, 07/15/2017 *	1.00%	09/20/2014	MYC	162.16	730	19	32	(13)
Nova Chemicals Corp., 4.54%, 11/15/2013 *	5.00%	03/20/2012	CBK	315.57	230	(8)	(2)	(6)
Nova Chemicals Corp., 4.54%, 11/15/2013 *	5.00%	12/20/2013	GSB	428.63	1,400	(33)	21	(54)
Seagate Technology HDD Holdings, 6.88%, 10/01/2016 *	5.00%	06/20/2014	MYC	215.58	1,905	(212)	(188)	(24)

						$12	$2,729	$(2,717)

*	Floating or variable rate note.

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts in thousands)
(unaudited)
INTEREST RATE SWAP AGREEMENTS — RECEIVABLE:

								Unrealized
		Maturity		Currency	Notional	Market	Premiums	Appreciation
Floating Rate Index	Fixed Rate	Date	Counterparty	Code	Amount	Value	Paid(Received)	(Depreciation)

3-month USD-LIBOR	1.14%	03/22/2012	DUB	—	$122,300	$49	$—	$49
3-month USD-LIBOR	2.25%	12/19/2012	DUB	—	19,765	(328)	—	(328)
3-month USD-LIBOR	2.85%	08/20/2014	DUB	—	7,600	(122)	—	(122)
3-month USD-LIBOR	2.73%	04/01/2015	MYC	—	32,600	(18)	—	(18)
3-month USD-LIBOR	3.40%	12/04/2019	DUB	—	52,800	1,614	—	1,614
3-month USD-LIBOR	3.72%	01/26/2020	CBK	—	35,000	190	—	190
3-month USD-LIBOR	3.78%	02/03/2020	MYC	—	6,000	7	—	7
3-month USD-LIBOR	3.78%	02/16/2020	MYC	—	17,700	19	—	19
3-month USD-LIBOR	3.70%	03/05/2020	MYC	—	22,400	198	—	198
3-month USD-LIBOR	3.86%	03/24/2020	CBK	—	24,600	(112)	(848)	736
3-month USD-LIBOR	3.71%	03/26/2020	MYC	—	23,700	193	—	193
3-month USD-LIBOR	3.75%	03/29/2020	DUB	—	11,800	63	—	63
3-month USD-LIBOR	3.81%	04/06/2020	UAG	—	30,000	26	—	26
3-month USD-LIBOR	4.35%	07/31/2039	MYC	—	15,000	371	—	371

						$2,150	($848)	$2,998

INTEREST RATE SWAP AGREEMENTS — PAYABLE:

								Unrealized
		Maturity		Currency	Notional	Market	Premiums	Appreciation
Floating Rate Index	Fixed Rate	Date	Counterparty	Code	Amount	Value	Paid(Received)	(Depreciation)

3-month USD LIBOR	1.35%	10/21/2011	UAG	—	$100,000	$697	$—	$697
3-month USD LIBOR	3.62%	12/08/2019	DUB	—	15,300	(189)	—	(189)
3-month USD-LIBOR	0.25%	01/16/2012	MYC	—	16,000	138	—	138
3-month USD-LIBOR	0.25%	08/11/2014	DUB	—	35,000	1,240	—	1,240
3-month USD-LIBOR	2.69%	02/16/2015	MYC	—	55,500	26	—	26
3-month USD-LIBOR	0.25%	09/04/2019	CBK	—	15,800	(305)	—	(305)
3-month USD-LIBOR	0.25%	10/13/2019	GSB	—	11,200	(356)	—	(356)
3-month USD-LIBOR	0.25%	12/10/2019	DUB	—	6,800	(154)	—	(154)
3-month USD-LIBOR	3.88%	01/07/2020	MYC	—	32,800	279	—	279
3-month USD-LIBOR	3.93%	01/12/2020	UAG	—	50,000	638	—	638
3-month USD-LIBOR	3.68%	02/10/2020	UAG	—	43,000	(431)	—	(431)
3-month USD-LIBOR	3.75%	02/12/2020	CBK	—	20,800	(82)	—	(82)
3-month USD-LIBOR	3.77%	03/12/2020	CBK	—	22,300	(68)	—	(68)
3-month USD-LIBOR	4.06%	09/29/2039	MYC	—	2,800	(208)	—	(208)
3-month USD-LIBOR	4.52%	02/16/2040	MYC	—	9,100	15	—	15

						$1,240	$—	$1,240

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts in thousands)
(unaudited)
FUTURES CONTRACTS:

			Net Unrealized
			Appreciation
Description	Contracts ┌	Expiration Date	(Depreciation)

10-Year U.S. Treasury Note	1,916	06/21/2010	$(457)
2-Year U.S. Treasury Note	(1,397)	06/30/2010	141
30-Year U.S. Treasury Bond	141	06/21/2010	(34)
5-Year U.S. Treasury Note	200	06/30/2010	37
Ultra Long U.S. Treasury Bond	60	06/21/2010	(110)

			$(423)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Canadian Dollar	16,785	04/21/2010	15,863	$664
Canadian Dollar	(16,528)	04/21/2010	(15,801)	(473)
Canadian Dollar	(256)	04/21/2010	(242)	(10)
Euro	(3,453)	05/26/2010	(4,670)	6
Pound Sterling	(2,412)	04/21/2010	(3,904)	245

				$432

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $22,276.

&	Security is segregated as collateral for swap contracts and/or for swaptions.

℮	Security is segregated as initial margin for futures contracts.

*	Floating or variable rate note. Rate is listed as of 03/31/2010.

§	Illiquid. These securities aggregated $1,836, or 0.10%, of the portfolio’s net assets.

ә	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a Market Value of $267, or 0.01% of the Portfolio’s net assets.

Ž	The security has a perpetual maturity. The date shown is the next call date.

Џ	In default.

∞	Percentage rounds to less than 0.1%.

♦	Value and/or principal is less than $1.

Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.

▲	Rate shown reflects the yield at 03/31/2010.

┌	Contract amounts are not in thousands.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $2,467,666. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $46,846 and $58,638, respectively. Net unrealized depreciation for tax purposes is $11,792.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts in thousands)
(unaudited)
DEFINITION:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2010, these securities aggregated $130,738, or 7.34%, of the portfolio’s net assets.

CBK	Citibank N.A.

CDX	A series of indices that track North American and emerging market credit derivative indices.

DUB	Deutsche Bank AG

EUR	Euro

GBP	Pound Sterling

GSB	Goldman Sachs Bank USA

IO	Interest Only

LB	Lehman Brothers

LIBOR	London Interbank Offered Rate

MYC	Morgan Stanley Capital Services

OJSC	Open Joint Stock Company

PIK	Payment-in Kind

TBA	To Be Announced

UAG	UBS AG

REG S	Regulation S

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Equities - Consumer Discretionary	$24	$—	$—	$24
Equities - Energy	—	12	—	12
Equities - Financials	259	—	—	259
Equities - U.S. Government Agency Obligation	97	—	—	97
Fixed Income - Asset-Backed Security	—	103,062	—	103,062
Fixed Income - Consumer Discretionary	—	33,757	—	33,757
Fixed Income - Consumer Staples	—	26,041	—	26,041
Fixed Income - Energy	—	68,841	—	68,841
Fixed Income - Financials	—	263,384	—	263,384
Fixed Income - Foreign Government Obligation	—	51,493	—	51,493
Fixed Income - Health Care	—	41,897	—	41,897
Fixed Income - Industrials	—	4,718	—	4,718
Fixed Income - Information Technology	—	14,682	—	14,682
Fixed Income - Materials	—	20,932	—	20,932
Fixed Income - Mortgage-Backed Security	—	305,467	264	305,731
Fixed Income - Municipal Government Obligation	—	28,647	—	28,647
Fixed Income - Telecommunication Services	—	68,385	—	68,385
Fixed Income - U.S. Government Agency Obligation	—	1,024,573	—	1,024,573
Fixed Income - U.S. Government Obligation	—	194,544	—	194,544
Fixed Income - Utilities	—	12,409	—	12,409
Purchased Options and Swaptions	—	4,776	—	4,776
Cash & Cash Equivalent - Repurchase Agreement	—	164,869	—	164,869
Cash & Cash Equivalent - Securities Lending Collateral	22,743	—	—	22,743
Total	$23,123	$2,432,487	$264	$2,455,874

Other Financial Instruments*	Level 1	Level 2	Level 3	Total

Interest Rate Swap - Appreciation	$—	$6,499	$—	$6,499
Interest Rate Swap - Depreciation	—	(2,261)	—	(2,261)
Credit Default Swap - Appreciation	—	155	—	155
Credit Default Swap - Depreciation	—	(2,872)	—	(2,872)
Futures Contracts - Appreciation	—	178	—	178
Futures Contracts - Depreciation	—	(601)	—	(601)
Forward Foreign Currency Contracts - Appreciation	—	915	—	915
Forward Foreign Currency Contracts - Depreciation	—	(483)	—	(483)
Total	$—	$1,530	$—	$1,530

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Written Swaption	$—	($18,227)	$—	($18,227)
Written Option	—	(21)	—	(21)
Total	$—	($18,248)	$—	($18,248)

Securities Sold Short	Level 1	Level 2	Level 3	Total

Fixed Income - U.S. Government Agency Obligation	$—	$(288,071)	$—	$(288,071)
Total	$—	$(288,071)	$—	$(288,071)
Level 3 Rollforward - Investment Securities

	Beginning					Net Transfers	Ending
	Balance at	Net	Accrued	Total Realized	Change in Unrealized	In/(Out) of	Balance at
Securities	12/31/2009	Purchases/(Sales)	Discounts/(Premiums)	Gain/(Loss)	Appreciation/(Depreciation)	Level 3	3/31/2010

Fixed Income - Asset-Backed Security	$4,957	$(355)	$—	$(32)	$(206)	$(4,364)	$—
Fixed Income - Mortgage-Backed Security	$—	$(42)	$—	$5	$(18)	$319	$264
Total	$4,957	$(397)	$—	$(27)	$(224)	$(4,045)	$264

*	Other financial instruments are derivative instruments. Futures Contracts, Forward Foreign Currency Contracts and Swap Contracts are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS
At March 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

ASSET-BACKED SECURITIES - 0.1%
AES Eastern Energy, LP
Series 99-A, Class A
9.00%, 01/02/2017	$393	$404
Continental Airlines Pass-Through Trust
Series 2001-1, Class C
7.03%, 06/15/2011	399	403

Total Asset-Backed Securities (cost $780)		807

CORPORATE DEBT SECURITIES - 89.1%
Aerospace & Defense - 0.1%
Hawker Beechcraft Acquisition Co. LLC
8.50%, 04/01/2015	480	371
Airlines - 0.1%
Delta Air Lines, Inc. (Escrow Certificates)
7.90%, 12/15/2049 ‡	500	10
United Air Lines, Inc.
9.88%, 08/01/2013 - 144A	460	483
Auto Components - 1.9%
Affinia Group, Inc.
10.75%, 08/15/2016 - 144A	450	491
Allison Transmission, Inc.
11.00%, 11/01/2015 - 144A	735	783
11.25%, 11/01/2015 - 144A Ώ	4,583	4,891
American Axle & Manufacturing Holdings, Inc.
9.25%, 01/15/2017 - 144A	2,130	2,274
American Axle & Manufacturing, Inc.
7.88%, 03/01/2017	945	881
Goodyear Tire & Rubber Co.
10.50%, 05/15/2016	2,225	2,403
Lear Corp.
7.88%, 03/15/2018	450	455
8.13%, 03/15/2020	555	564
Automobiles - 0.0% ∞
Ford Motor Co.
7.45%, 07/16/2031	120	113
Biotechnology - 0.1%
Talecris Biotherapeutics Holdings Corp.
7.75%, 11/15/2016 - 144A	450	452
Building Products - 0.5%
Goodman Global, Inc.
13.50%, 02/15/2016	1,610	1,798
Masco Corp.
7.13%, 03/15/2020	650	657
Ply Gem Industries, Inc.
11.75%, 06/15/2013	885	934
Chemicals - 2.2%
Ashland, Inc.
9.13%, 06/01/2017 - 144A	1,475	1,652
Dow Chemical Co.
8.55%, 05/15/2019	290	351
Georgia Gulf Corp.
9.00%, 01/15/2017 - 144A	295	309
Ineos Group Holdings PLC
8.50%, 02/15/2016 - 144A	2,570	2,120
Nalco Co.
8.25%, 05/15/2017 - 144A	1,445	1,535
Nova Chemicals Corp.
8.38%, 11/01/2016 - 144A	1,390	1,428
Reichhold Industries, Inc.
9.00%, 08/15/2014 - 144A §	3,665	3,473
Scotts Miracle-Gro Co.
7.25%, 01/15/2018	460	469
Solutia, Inc.
8.75%, 11/01/2017	1,225	1,292
Terra Capital, Inc.
7.75%, 11/01/2019	1,335	1,612
Commercial Services & Supplies - 5.7%
ACCO Brands Corp.
7.63%, 08/15/2015	1,890	1,770
10.63%, 03/15/2015 - 144A	1,610	1,759
Avis Budget Car Rental LLC
9.63%, 03/15/2018 - 144A	665	695
Casella Waste Systems, Inc.
11.00%, 07/15/2014 - 144A	475	509
Hertz Corp.
8.88%, 01/01/2014	1,155	1,187
10.50%, 01/01/2016	635	682
Interface, Inc.
11.38%, 11/01/2013	580	654
Interface, Inc. - Series B
9.50%, 02/01/2014	139	143
KAR Auction Services, Inc.
8.75%, 05/01/2014	1,255	1,280
Laureate Education, Inc.
10.00%, 08/15/2015 - 144A	5,980	6,115
10.25%, 08/15/2015 - 144A Ώ	7,383	7,659
11.75%, 08/15/2017 - 144A	2,160	2,246
Quintiles Transnational Corp.
9.50%, 12/30/2014 - 144A	5,125	5,227
RBS Global, Inc.
9.50%, 08/01/2014 - 144A	892	928
11.75%, 08/01/2016	870	933
RSC Equipment Rental, Inc.
10.00%, 07/15/2017 - 144A	2,645	2,803
Servicemaster Co.
10.75%, 07/15/2015 - 144A	775	814
Viant Holdings, Inc.
10.13%, 07/15/2017 - 144A §	719	717
Waste Services, Inc.
9.50%, 04/15/2014 - 144A	560	577
9.50%, 04/15/2014	1,800	1,854
Communications Equipment - 0.2%
Brocade Communications Systems, Inc.
6.63%, 01/15/2018 - 144A	565	575
6.88%, 01/15/2020 - 144A	565	576
Construction & Engineering - 0.3%
Esco Corp.
8.63%, 12/15/2013 - 144A	1,835	1,844
Construction Materials - 0.2%
RathGibson, Inc.
11.25%, 02/15/2014 Џ	2,145	526
Texas Industries, Inc.
7.25%, 07/15/2013	830	815

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Containers & Packaging - 0.6% (continued)
Ball Corp.
6.75%, 09/15/2020	$1,750	$1,781
Intertape Polymer U.S., Inc.
8.50%, 08/01/2014	1,055	902
Solo Cup Corp.
10.50%, 11/01/2013	1,145	1,208
Distributors - 0.3%
McJunkin Red Man Corp.
9.50%, 12/15/2016 - 144A	1,760	1,797
Diversified Consumer Services - 0.4%
Education Management LLC
8.75%, 06/01/2014	1,375	1,416
10.25%, 06/01/2016	1,095	1,205
Diversified Financial Services - 7.8%
Amsted Industries, Inc.
8.13%, 03/15/2018 - 144A	2,360	2,360
Buffalo Thunder Development Authority
9.38%, 12/15/2014 - 144A Џ	3,095	410
CCM Merger, Inc.
8.00%, 08/01/2013 - 144A	2,000	1,740
Ceva Group PLC
11.50%, 04/01/2018 - 144A	2,290	2,376
11.63%, 10/01/2016 - 144A	740	790
Chukchansi Economic Development Authority
4.02%, 11/15/2012 - 144A * §	935	729
Escrow NCS Acquisition
10.00%, 02/15/2009 Ә	550	90
Express LLC
8.75%, 03/01/2018 - 144A	2,405	2,453
Ford Motor Credit Co., LLC
7.50%, 08/01/2012	2,490	2,578
8.00%, 12/15/2016	4,745	4,999
8.13%, 01/15/2020	2,175	2,282
12.00%, 05/15/2015	1,150	1,374
Fresenius US Finance II, Inc.
9.00%, 07/15/2015 - 144A	1,050	1,171
GMAC, Inc.
7.00%, 02/01/2012	1,300	1,323
8.00%, 11/01/2031	3,830	3,709
8.30%, 02/12/2015 - 144A	4,655	4,888
LBI Escrow Corp.
8.00%, 11/01/2017 - 144A	3,335	3,460
Midwest Gaming Borrower LLC
11.63%, 04/15/2016 - 144A §	710	702
MU Finance PLC
8.38%, 02/01/2017 - 144A	1,790	1,765
New Communications Holdings, Inc.
8.25%, 04/15/2017 - 144A	1,115	1,135
8.50%, 04/15/2020 - 144A	2,220	2,237
Petroplus Finance, Ltd.
6.75%, 05/01/2014 - 144A	255	230
7.00%, 05/01/2017 - 144A	1,645	1,415
9.38%, 09/15/2019 - 144A	2,250	2,048
Pinnacle Foods Finance LLC
9.25%, 04/01/2015 - 144A	1,355	1,389
Sitel LLC
11.50%, 04/01/2018 - 144A	680	685
Universal City Development Partners, Ltd.
8.88%, 11/15/2015 - 144A	2,045	2,060
10.88%, 11/15/2016 - 144A	1,210	1,264
Diversified Telecommunication Services - 9.0%
Avaya, Inc.
9.75%, 11/01/2015	3,200	3,120
10.13%, 11/01/2015 Ώ	4,127	3,962
Clearwire Communications LLC
12.00%, 12/01/2015 - 144A	3,955	4,024
Digicel Group, Ltd.
10.50%, 04/15/2018 - 144A	965	1,001
Intelsat Corp.
9.25%, 08/15/2014	1,825	1,885
Intelsat Jackson Holdings SA
9.50%, 06/15/2016	3,616	3,851
11.25%, 06/15/2016	6,060	6,561
Muzak LLC
15.00%, 07/31/2014 Ә Ώ	338	302
Qwest Communications International, Inc. - Series B
7.50%, 02/15/2014	1,365	1,389
Qwest Corp.
7.63%, 06/15/2015	470	513
Sorenson Communications, Inc.
10.50%, 02/01/2015 - 144A	3,280	3,165
Sprint Capital Corp.
6.88%, 11/15/2028	3,050	2,455
Telesat Canada
11.00%, 11/01/2015	6,880	7,655
12.50%, 11/01/2017	3,375	3,881
Virgin Media Finance PLC
9.13%, 08/15/2016	3,475	3,692
9.50%, 08/15/2016	965	1,054
West Corp.
9.50%, 10/15/2014	4,150	4,264
Wind Acquisition Finance SA
11.75%, 07/15/2017 - 144A	2,680	2,961
Windstream Corp.
7.88%, 11/01/2017	3,565	3,512
Electric Utilities - 0.2%
Calpine Construction Finance Co., LP
8.00%, 06/01/2016 - 144A	1,520	1,554
Energy Equipment & Services - 0.4%
El Paso Tennessee Pipeline Co.
7.25%, 12/15/2025	2,885	2,617
Food Products - 2.2%
ASG Consolidated LLC Ђ
11.50%, 11/01/2011	3,865	3,884
Dole Food Co., Inc.
13.88%, 03/15/2014	1,449	1,744
Smithfield Foods, Inc.
7.00%, 08/01/2011	1,780	1,818
7.75%, 07/01/2017	1,540	1,513
10.00%, 07/15/2014 - 144A	955	1,065
U.S. Foodservice
10.25%, 06/30/2015 - 144A	4,495	4,674
Health Care Equipment & Supplies - 3.3%
Accellent, Inc.
8.38%, 02/01/2017 - 144A	2,370	2,406
10.50%, 12/01/2013	2,035	2,066

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Health Care Equipment & Supplies - 3.3% (continued)
Biomet, Inc.
10.00%, 10/15/2017	$200	$221
10.38%, 10/15/2017 Ώ	1,985	2,184
11.63%, 10/15/2017	6,895	7,721
DJO Finance LLC
10.88%, 11/15/2014 - 144A	270	293
10.88%, 11/15/2014	3,465	3,763
Inverness Medical Innovations, Inc.
9.00%, 05/15/2016	2,990	3,050
Health Care Providers & Services - 3.8%
AMR HoldCo, Inc.
10.00%, 02/15/2015	2,852	2,996
Apria Healthcare Group, Inc.
12.38%, 11/01/2014 - 144A	280	307
HCA, Inc.
7.25%, 09/15/2020 - 144A	2,200	2,230
9.25%, 11/15/2016	5,270	5,603
Multiplan, Inc.
10.38%, 04/15/2016 - 144A	3,485	3,590
National Mentor Holdings, Inc.
11.25%, 07/01/2014	1,930	1,925
Res-Care, Inc.
7.75%, 10/15/2013	1,590	1,598
Rural/Metro Corp.
12.75%, 03/15/2016 Ђ	1,815	1,924
U.S. Oncology, Inc.
9.13%, 08/15/2017	3,205	3,349
10.75%, 08/15/2014	1,775	1,846
Hotels, Restaurants & Leisure - 6.9%
El Pollo Loco, Inc.
11.75%, 11/15/2013	730	650
Eldorado Casino Shreveport
10.00%, 08/01/2012 Ә	126	111
Fontainebleau Las Vegas Holdings LLC
10.25%, 06/15/2015 - 144A Џ	5,645	64
Galaxy Entertainment Finance Co., Ltd.
9.88%, 12/15/2012 - 144A	4,310	4,494
Greektown Holdings LLC
10.75%, 12/01/2013 - 144A Џ	1,495	135
Harrah’s Operating Co., Inc.
5.63%, 06/01/2015	5,820	3,827
11.25%, 06/01/2017	3,240	3,491
Inn of the Mountain Gods Resort & Casino
12.00%, 11/15/2010 Џ	2,060	989
Majestic Holdco LLC
12.50%, 10/15/2011 - 144A § Џ	890	4
MGM Mirage, Inc.
8.38%, 02/01/2011	2,520	2,514
9.00%, 03/15/2020 - 144A	555	572
10.38%, 05/15/2014 - 144A	1,175	1,295
11.13%, 11/15/2017 - 144A	1,215	1,367
Mohegan Tribal Gaming Authority
6.88%, 02/15/2015	2,340	1,773
7.13%, 08/15/2014	2,225	1,724
8.00%, 04/01/2012	2,050	1,891
11.50%, 11/01/2017 - 144A	1,385	1,475
MTR Gaming Group, Inc. - Series B
12.63%, 07/15/2014	2,220	2,192
NPC International, Inc.
9.50%, 05/01/2014	2,065	2,055
Peninsula Gaming LLC
8.38%, 08/15/2015 - 144A	335	334
10.75%, 08/15/2017 - 144A	1,635	1,561
Pinnacle Entertainment, Inc.
7.50%, 06/15/2015	710	614
Pokagon Gaming Authority
10.38%, 06/15/2014 - 144A	555	583
Royal Caribbean Cruises, Ltd.
6.88%, 12/01/2013	1,005	1,015
7.00%, 06/15/2013	1,655	1,676
7.25%, 03/15/2018	970	959
8.75%, 02/02/2011	240	250
San Pasqual Casino
8.00%, 09/15/2013 - 144A §	475	451
Seminole Hard Rock Entertainment, Inc.
2.75%, 03/15/2014 - 144A *	405	360
Tunica-Biloxi Gaming Authority
9.00%, 11/15/2015 - 144A §	2,435	2,313
Waterford Gaming LLC
8.63%, 09/15/2014 - 144A § Ә	2,897	2,312
WMG Acquisition Corp.
9.50%, 06/15/2016 - 144A	2,335	2,496
Household Durables - 0.2%
Norcraft Cos., LP
10.50%, 12/15/2015 - 144A	535	564
Sealy Mattress Co.
8.25%, 06/15/2014	345	345
10.88%, 04/15/2016 - 144A	324	363
Household Products - 2.2%
Amscan Holdings, Inc.
8.75%, 05/01/2014	3,590	3,581
Diversey Holdings, Inc.
10.50%, 05/15/2020 - 144A	2,235	2,436
Libbey Glass, Inc.
10.00%, 02/15/2015 - 144A	2,820	2,968
Yankee Acquisition Corp.
8.50%, 02/15/2015	485	500
9.75%, 02/15/2017	4,270	4,409
Independent Power Producers & Energy Traders - 1.3%
AES Corp.
8.00%, 10/15/2017	1,500	1,523
8.75%, 05/15/2013 - 144A	182	185
Dynegy Holdings, Inc.
7.63%, 10/15/2026	1,550	992
8.38%, 05/01/2016	485	403
Edison Mission Energy
7.00%, 05/15/2017	835	582
7.20%, 05/15/2019	760	524
NRG Energy, Inc.
7.38%, 02/01/2016	995	988
RRI Energy, Inc.
7.63%, 06/15/2014	210	196
7.88%, 06/15/2017	3,235	2,903
Industrial Conglomerates - 0.1%
Koppers, Inc.
7.88%, 12/01/2019 - 144A	550	567

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Insurance - 0.5%
Alliant Holdings I, Inc.
11.00%, 05/01/2015 - 144A	$1,120	$1,159
Hub International Holdings, Inc.
9.00%, 12/15/2014 - 144A	1,340	1,300
USI Holdings Corp.
4.15%, 11/15/2014 - 144A *	980	835
Internet & Catalog Retail - 0.8%
Expedia, Inc.
8.50%, 07/01/2016	2,565	2,848
Ticketmaster Entertainment, Inc.
10.75%, 08/01/2016	2,065	2,302
Internet Software & Services - 0.1%
GXS Worldwide, Inc.
9.75%, 06/15/2015 - 144A	635	611
IT Services - 1.1%
SunGard Data Systems, Inc.
10.63%, 05/15/2015	7,160	7,805
Life Sciences Tools & Services - 0.4%
Bio-Rad Laboratories, Inc.
8.00%, 09/15/2016	2,490	2,652
Machinery - 1.6%
American Railcar Industries, Inc.
7.50%, 03/01/2014	1,000	955
Chart Industries, Inc. *
9.13%, 10/15/2015	850	850
Commercial Vehicle Group, Inc.
8.00%, 07/01/2013	710	568
Manitowoc Co., Inc.
9.50%, 02/15/2018	380	396
Navistar International Corp.
8.25%, 11/01/2021	4,180	4,264
Oshkosh Corp.
8.25%, 03/01/2017 - 144A	225	232
8.50%, 03/01/2020 - 144A	225	233
Terex Corp.
10.88%, 06/01/2016	2,630	2,913
Media - 7.8%
AMC Entertainment, Inc.
8.00%, 03/01/2014	2,505	2,520
8.75%, 06/01/2019	535	562
11.00%, 02/01/2016	6,780	7,279
Catalina Marketing Corp.
10.50%, 10/01/2015 - 144A Ώ	2,384	2,497
11.63%, 10/01/2017 - 144A § Ђ	2,063	2,184
CCO Holdings LLC
8.75%, 11/15/2013	620	636
Clear Channel Communications, Inc.
4.40%, 05/15/2011	600	566
6.25%, 03/15/2011	6,825	6,602
7.65%, 09/15/2010	1,245	1,240
Clear Channel Worldwide Holdings, Inc.
9.25%, 12/15/2017 - 144A	3,125	3,262
Interpublic Group of Cos., Inc.
10.00%, 07/15/2017	1,795	2,031
Kabel Deutschland GmbH
10.63%, 07/01/2014	1,520	1,594
LBI Media, Inc.
11.00%, 10/15/2013	570	445
Local Insight Regatta Holdings, Inc. - Series B *
11.00%, 12/01/2017	265	190
Marquee Holdings, Inc.
9.51%, 08/15/2014	1,510	1,265
MediMedia USA, Inc.
11.38%, 11/15/2014 - 144A §	1,365	1,140
Nielsen Finance LLC
10.00%, 08/01/2014	3,950	4,137
11.50%, 05/01/2016	1,750	1,978
11.63%, 02/01/2014	1,825	2,062
12.50%, 08/01/2016 Ђ	1,365	1,297
Rainbow National Services LLC
10.38%, 09/01/2014 - 144A	605	638
Reader’s Digest Association Inc.
9.00%, 02/15/2017 Ә Џ	4,115	♦
Sirius XM Radio, Inc.
8.75%, 04/01/2015 - 144A	1,390	1,385
9.75%, 09/01/2015 - 144A	1,135	1,226
XM Satellite Radio, Inc.
11.25%, 06/15/2013 - 144A	1,730	1,873
13.00%, 08/01/2013 - 144A	2,230	2,512
Metals & Mining - 2.7%
CII Carbon LLC
11.13%, 11/15/2015 - 144A	1,630	1,646
FMG Finance Property, Ltd.
10.63%, 09/01/2016 - 144A	1,500	1,729
Novelis, Inc.
11.50%, 02/15/2015	675	726
Teck Resources, Ltd.
9.75%, 05/15/2014	2,375	2,814
10.25%, 05/15/2016	1,785	2,124
10.75%, 05/15/2019	5,375	6,585
U.S. Steel Corp.
7.38%, 04/01/2020	2,215	2,221
Multiline Retail - 2.3%
General Nutrition Centers, Inc.
5.75%, 03/15/2014 * Ώ	5,925	5,607
10.75%, 03/15/2015	4,520	4,610
Neiman-Marcus Group, Inc.
9.00%, 10/15/2015	2,437	2,486
10.38%, 10/15/2015 Ώ	2,260	2,333
Multi-Utilities - 0.5%
MDC Partners, Inc.
11.00%, 11/01/2016 - 144A	2,960	3,201
Oil, Gas & Consumable Fuels - 7.4%
Antero Resources Finance Corp.
9.38%, 12/01/2017 - 144A	550	567
Arch Coal, Inc.
8.75%, 08/01/2016 - 144A	655	693
Berry Petroleum Co.
10.25%, 06/01/2014	1,695	1,869
Bill Barrett Corp.
9.88%, 07/15/2016	340	366
Cloud Peak Energy Resources LLC
8.25%, 12/15/2019 - 144A	2,735	2,803
Coffeyville Resources LLC
9.00%, 04/01/2015 - 144A	2,080	2,116
Compton Petroleum Finance Corp.
7.63%, 12/01/2013	2,020	1,709

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Oil, Gas & Consumable Fuels - 7.4% (continued)
Consol Energy, Inc.
8.00%, 04/01/2017 - 144A	$1,335	$1,372
8.25%, 04/01/2020 - 144A	1,120	1,151
Continental Resources, Inc.
7.38%, 10/01/2020 - 144A	230	228
Denbury Resources, Inc.
7.50%, 12/15/2015	1,200	1,224
8.25%, 02/15/2020	1,365	1,447
9.75%, 03/01/2016	3,875	4,264
El Paso Corp.
9.63%, 05/15/2012	1,405	1,518
Expro Finance Luxembourg SCA
8.50%, 12/15/2016 - 144A	1,745	1,762
Forbes Energy Services LLC
11.00%, 02/15/2015	3,120	2,933
Holly Corp.
9.88%, 06/15/2017 - 144A	1,510	1,555
Murray Energy Corp.
10.25%, 10/15/2015 - 144A	3,215	3,296
Opti Canada, Inc.
7.88%, 12/15/2014	1,075	1,005
8.25%, 12/15/2014	1,635	1,537
Petroleum Development Corp.
12.00%, 02/15/2018	1,170	1,240
Quicksilver Resources, Inc.
7.13%, 04/01/2016	1,040	988
11.75%, 01/01/2016	2,415	2,765
Sandridge Energy, Inc.
8.63%, 04/01/2015	3,040	2,956
8.75%, 01/15/2020 - 144A	1,145	1,116
SESI LLC
6.88%, 06/01/2014	290	284
United Refining Co.
10.50%, 08/15/2012	5,970	5,702
Paper & Forest Products - 2.9%
Boise Paper Holdings LLC
8.00%, 04/01/2020 - 144A	445	445
9.00%, 11/01/2017 - 144A	1,535	1,612
Domtar Corp.
10.75%, 06/01/2017	1,795	2,181
International Paper Co.
7.95%, 06/15/2018	290	339
9.38%, 05/15/2019	3,700	4,625
NewPage Corp.
11.38%, 12/31/2014	6,975	6,940
Verso Paper Holdings LLC - Series B
4.03%, 08/01/2014 *	425	362
11.38%, 08/01/2016	3,160	2,757
Personal Products - 0.3%
Revlon Consumer Products Corp.
9.75%, 11/15/2015 - 144A	2,150	2,220
Pharmaceuticals - 0.7%
Elan Corp. PLC
8.75%, 10/15/2016 - 144A	2,540	2,515
Elan Finance PLC
8.88%, 12/01/2013	925	953
Valeant Pharmaceuticals International
8.38%, 06/15/2016 - 144A	1,230	1,285
Real Estate Management & Development - 0.2%
CB Richard Ellis Services, Inc.
11.63%, 06/15/2017	1,160	1,299
Road & Rail - 0.2%
Greenbrier Cos., Inc.
8.38%, 05/15/2015	1,590	1,447
Semiconductors & Semiconductor Equipment - 0.9%
Advanced Micro Devices, Inc.
8.13%, 12/15/2017 - 144A	840	865
Amkor Technology, Inc.
9.25%, 06/01/2016	4,565	4,816
Specialty Retail - 3.7%
AutoNation, Inc.
6.75%, 04/15/2018	445	441
Limited Brands, Inc.
8.50%, 06/15/2019	2,265	2,525
Sally Holdings LLC
10.50%, 11/15/2016	7,240	7,892
Sonic Automotive, Inc.
9.00%, 03/15/2018 - 144A	330	338
Toys “R” US Property Co. I LLC
10.75%, 07/15/2017 - 144A	7,845	8,747
Toys “R” US Property Co. LLC
8.50%, 12/01/2017 - 144A	755	783
Toys “R” US, Inc.
7.63%, 08/01/2011	2,160	2,236
7.88%, 04/15/2013	1,550	1,589
Textiles, Apparel & Luxury Goods - 1.6%
Levi Strauss & Co.
8.88%, 04/01/2016	505	528
9.75%, 01/15/2015	175	183
Oxford Industries, Inc.
11.38%, 07/15/2015	1,720	1,918
Perry Ellis International, Inc. - Series B
8.88%, 09/15/2013	4,700	4,800
Phillips-Van Heusen Corp.
7.75%, 11/15/2023	2,255	2,249
Quiksilver, Inc.
6.88%, 04/15/2015	715	661
Trading Companies & Distributors - 0.3%
United Rentals North America, Inc.
10.88%, 06/15/2016	1,760	1,914
Transportation Infrastructure - 0.6%
Kansas City Southern de Mexico SA de CV
7.38%, 06/01/2014	805	811
7.63%, 12/01/2013	2,655	2,715
9.38%, 05/01/2012	126	129
Transportation Services - 0.3%
Overseas Shipholding Group, Inc.
8.13%, 03/30/2018	1,115	1,106
Teekay Corp.
8.50%, 01/15/2020	905	946
Wireless Telecommunication Services - 2.2%
Cricket Communications, Inc.
7.75%, 05/15/2016	1,550	1,608
Digicel Group, Ltd.
9.13%, 01/15/2015 - 144A	4,712	4,677
Digicel, Ltd.
12.00%, 04/01/2014 - 144A	1,030	1,166

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Wireless Telecommunication Services - 2.2% (continued)
NII Capital Corp.
8.88%, 12/15/2019 - 144A	$2,685	$2,779
10.00%, 08/15/2016 - 144A	2,380	2,606
SBA Telecommunications, Inc.
8.00%, 08/15/2016 - 144A	985	1,037
8.25%, 08/15/2019 - 144A	660	703

Total Corporate Debt Securities (cost $565,202)		586,764

	Shares	Value

CONVERTIBLE PREFERRED STOCKS - 0.4%
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp. 4.50% ▲	18,815	1,559
Chesapeake Energy Corp. 5.00% - 144A ▲	2,304	195
Wireless Telecommunication Services - 0.2%
Crown Castle International Corp. 6.25% ▲	18,825	1,114

Total Convertible Preferred Stocks (cost $2,971)		2,868

COMMON STOCKS - 0.3%
Airlines - 0.0% ∞
Delta Air Lines, Inc. ‡	12,233	178
Construction Materials - 0.2%
Panolam Holdings Co. § ‡ Ә	1,803	991
Energy Equipment & Services - 0.0% ∞
SemGroup Corp. - Class A ‡	7,723	224
Hotels, Restaurants & Leisure - 0.0% ∞
Shreveport Gaming Holdings, Inc. Ә	889	16
Independent Power Producers & Energy Traders - 0.0% ∞
Mirant Corp. § ‡ Ә	1,220,000	♦
Mirant Corp. (Escrow Certificates)§ ‡ Ә	550,000	♦
Media - 0.1%
Adelphia Communications Corp. (Escrow Certificates) ‡	2,765,000	35
Dex One Corp. ‡	12,174	339
Real Estate Management & Development - 0.0% ∞
Ashton Woods USA LLC - Class B § ‡	10,080	31

Total Common Stocks (cost $4,068)		1,814

INVESTMENT COMPANY - 0.0% ∞
Diversified Financial Services - 0.0% ∞
Adelphia Recovery Trust ‡	2,697,805	96
Total Investment Company (cost $2,666)

PREFERRED STOCK - 0.0% ∞
Hotels, Restaurants & Leisure - 0.0% ∞
Fontainebleau Resorts
12.50%, 06/30/2012 - 144A § Ә Ώ	3,827	♦
Total Preferred Stock (cost $3,759)

WARRANT - 0.0% ∞
SemGroup Corp. ‡ Ә
Expiration: 11/30/2014
Exercise Price: $0.00	8,130	71
Total Warrant (cost $0)

	Principal	Value

LOAN ASSIGNMENTS - 4.6%
Aerospace & Defense - 0.9%
Hawker Beechcraft Acquisition Co. LLC
2.24%, 03/26/2014 *	$5,535	$4,644
10.50%, 03/26/2014 *	1,536	1,508
Hawker Beechcraft Acquisition Co. LLC, LC Facility Loan
2.25%, 03/26/2014 *	328	275
Automobiles - 0.2%
Ford Motor Co.
3.29%, 12/16/2013 *	1,697	1,636
Building Products - 0.3%
Panolam Industries International, Inc.
5.00%, 09/30/2012 *	1,236	1,103
8.25%, 12/31/2013 Ә	823	750
Commercial Services & Supplies - 0.0% ∞
Neff Rental, Inc., 2nd Lien
3.78%, 11/20/2014 *	750	80
Construction Materials - 0.2%
RathGibson, Inc.
10.75%, 06/30/2010 Ә	1,403	1,403
Diversified Financial Services - 0.6%
Ceva Sante Animale
3.24%, 06/29/2015 *	2,077	1,866
Ceva Sante Animale, Letter of Credit
3.28%, 08/02/2015 *	575	520
Veyance Technologies, Inc., 2nd Lien
5.98%, 07/13/2015 *	1,440	1,111
Diversified Telecommunication Services - 0.4%
Travelport LLC
10.50%, 08/23/2013 *	2,338	2,344
Electric Utilities - 0.6%
Texas Competitive Electric Holdings Co. LLC, B2
3.75%, 10/10/2014 *	5,035	4,127
Food Products - 0.0% ∞
Dole Foods Co., Inc., Credit Link
0.16%, 04/12/2013 *	66	67
Hotels, Restaurants & Leisure - 0.7%
BLB Worldwide Holdings, 2nd Lien
5.69%, 07/18/2012 * Ώ	2,010	101
Cannery Casino Resorts LLC, 2nd Lien
4.48%, 05/16/2014 *	860	679
Great Lakes Entertainment LLC
9.00%, 08/15/2012 *	1,348	1,301
Hit Entertainment, Inc., 2nd Lien
5.78%, 02/05/2013 *	3,260	1,919
Household Products - 0.1%
Amscan Holdings, Inc.
2.50%, 05/25/2013 *	856	815
Insurance - 0.2%
Hub International Ltd.
6.75%, 06/12/2014	1,602	1,587
Pharmaceuticals - 0.4%
Rite Aid Corp., Tranche 4
9.50%, 06/10/2015 *	2,580	2,694

Total Loan Assignments (cost $32,009)		30,530

CONVERTIBLE BONDS - 1.4%
Automobiles - 0.4%
Ford Motor Co.
4.25%, 11/15/2016	1,785	2,672

The notes are an integral part of this report.
Transamerica Partners Portfolios	Form N-Q

High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Construction Materials - 0.1%
Cemex SAB de CV
4.88%, 03/15/2015 - 144A	$745	$768
Health Care Providers & Services - 0.3%
LifePoint Hospitals, Inc.
3.25%, 08/15/2025	1,750	1,704
Media - 0.1%
Virgin Media, Inc.
6.50%, 11/15/2016	510	625
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc.
6.00%, 05/01/2015	3,315	3,178

Total Convertible Bonds (cost $6,870)		8,947

REPURCHASE AGREEMENT - 4.2%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $27,560 on 04/01/2010. Collateralized by US Treasury Bill, 0.14%, due 06/03/10, with a value of $28,112	27,560	27,560
Total Repurchase Agreement (cost $27,560)

Total Investment Securities (cost $645,885) #		659,457
Other Assets and Liabilities - Net		(401)

Net Assets		$659,056

NOTES TO SCHEDULE OF INVESTMENTS:

∞	Percentage rounds to less than 0.1%.

§	Illiquid. These securities aggregated $15,048, or 2.28%, of the Portfolio’s net assets.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a Market Value of $5,297, or 0.80% of the Portfolio’s net assets.

Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.

♦	Value and/or principal is less than $1.

Џ	In default.

*	Floating or variable rate note. Rate is listed as of 03/31/2010.

Ђ	Step bond. Interest rate may increase or decrease as the credit rating changes.

▲	Rate shown reflects the yield at 03/31/2010.

Ž	The security has a perpetual maturity. The date shown is the next call date.

‡	Non-income producing security.

Ώ	Security was in bankruptcy reorganization at the time of maturity. Recovery will be determined at the conclusion of the bankruptcy.

#	Aggregate cost for federal income tax purposes is $645,885. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $50,678 and $37,106, respectively. Net unrealized appreciation for tax purposes is $13,572.
DEFINITION:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2010, these securities aggregated $221,270, or 33.57%, of the fund’s net assets.
VALUATION SUMMARY:

The notes are an integral part of this report.
Transamerica Partners Portfolios	Form N-Q

High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts in thousands)
(unaudited)

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$340	$35	$16	$391
Equities - Energy	1,755	294	—	2,049
Equities - Financials	—	31	—	31
Equities - Industrials	178	—	—	178
Equities - Materials	—	—	991	991
Equities - Telecommunication Services	1,114	—	—	1,114
Equities - Utilities	—	—	♦	♦
Fixed Income - Asset-Backed Security	—	807	—	807
Fixed Income - Consumer Discretionary	—	158,406	3,814	162,220
Fixed Income - Consumer Staples	—	39,078	—	39,078
Fixed Income - Energy	—	51,083	—	51,083
Fixed Income - Financials	—	64,504	—	64,504
Fixed Income - Health Care	—	59,326	—	59,326
Fixed Income - Industrials	—	62,292	—	62,292
Fixed Income - Information Technology	—	18,426	—	18,426
Fixed Income - Materials	—	55,390	2,153	57,543
Fixed Income - Telecommunication Services	—	94,591	—	94,591
Fixed Income - Utilities	—	17,177	—	17,177
Investment Company - Financials	96	—	—	96
Cash & Cash Equivalent - Repurchase Agreement	—	27,560	—	27,560

Total	$3,483	$649,000	$6,974	$659,457

Level 3 Rollforward - Investment Securities

	Beginning					Net Transfers	Ending
	Balance at	Net	Accrued	Total Realized	Change in Unrealized	In/(Out) of	Balance at
Securities	12/31/2009	Purchases/(Sales)	Discounts/(Premiums)	Gain/(Loss)	Appreciation/(Depreciation)	Level 3	3/31/2010
Fixed Income - Consumer Discretionary	$1,420	$(123)	$—	$2	$2	$2,153	$3,814
Fixed Income - Materials	$1,403	$—	$—	$—	$ ♦	$750	$2,153
Equities - Consumer Discretionary	$16	$—	$—	$—	$—	$—	$16
Equities - Utilities	$ ♦	$—	$—	$—	$—	$—	$ ♦
Equities - Materials	$991	$—	$—	$—	$—	$—	$991

Total	$3,830	$(123)	$—	$2	$2	$3,263	$6,974

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Balanced Portfolio
SCHEDULE OF INVESTMENTS
At March 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 3.3%
U.S. Treasury Bond
3.50%, 02/15/2039	$275	$223
4.25%, 05/15/2039	780	723
4.38%, 11/15/2039	970	916
4.63%, 02/15/2040	420	414
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	103	98
2.13%, 02/15/2040	65	65
2.50%, 01/15/2029	222	235
U.S. Treasury Note
1.38%, 03/15/2013	100	99
2.38%, 02/28/2015	40	40
3.13%, 01/31/2017	490	487
3.38%, 11/15/2019	30	29
3.63%, 02/15/2020	230	226
U.S. Treasury STRIPS
Zero Coupon, 02/15/2025 - 11/15/2027	1,810	859

Total U.S. Government Obligations (cost $4,493)		4,414

U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.4%
Fannie Mae
Zero Coupon, 10/09/2019 δ	130	76
5.00%, 05/25/2018- 02/01/2036 δ	1,773	1,868
5.50%, 07/01/2019- 04/01/2036 δ	1,751	1,848
6.00%, 03/25/2029- 08/01/2034 δ	405	439
6.02%, 11/25/2010	600	617
6.25%, 05/15/2029 δ	130	147
6.50%, 07/01/2031- 10/01/2031 δ	15	17
7.00%, 01/01/2016- 12/01/2016 δ	62	67
7.13%, 01/15/2030 δ	120	151
7.50%, 09/01/2030- 06/01/2031 δ	20	23
Fannie Mae, TBA
4.50%, 04/01/2040	1,500	1,502
5.00%, 04/01/2040	500	516
5.50%, 04/01/2025	900	963
6.00%, 04/01/2025- 04/01/2040	800	853
6.50%, 04/01/2040	1,300	1,408
Farmer Mac Guaranteed Notes Trust 2007-1
5.13%, 04/19/2017 - 144A δ	350	366
Freddie Mac
1.50%, 01/16/2013 δ	80	80
5.50%, 11/01/2035 δ	59	62
Freddie Mac, TBA
5.00%, 04/01/2025	900	950
Ginnie Mae
1.39%, 11/20/2059 * δ	481	493
5.00%, 06/15/2033- 06/15/2035 δ	910	951
7.00%, 01/15/2028 δ	2	3
Ginnie Mae, TBA
5.00%, 04/01/2040	200	207
5.50%, 04/01/2040	1,300	1,374
Resolution Funding Corp. Interest Strip
Zero Coupon, 07/15/2018 - 10/15/2018 §	500	351
Tennessee Valley Authority
5.25%, 09/15/2039	60	59

Total U.S. Government Agency Obligations (cost $15,047)		15,391

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Hellenic Republic Government Bond
6.10%, 08/20/2015	120	162
Japan Bank for International Cooperation
2.88%, 02/02/2015 δ	250	250

Total Foreign Government Obligations (cost $417)		412

MORTGAGE-BACKED SECURITIES - 6.4%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 7A2
0.67%, 02/25/2035 * δ	107	68
Series 2004-5, Class 7A2
1.01%, 04/25/2035 * δ	10	9
Banc of America Commercial Mortgage, Inc.
Series 2005-5, Class A4
5.12%, 10/10/2045 δ	250	255
Bear Stearns Mortgage Funding Trust
Series 2006-AR5, Class 1A2
0.46%, 12/25/2036 *	1,203	259
Countrywide Alternative Loan Trust
Series 2005-56, Class 4A1
0.56%, 11/25/2035 *	683	368
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-R3, Class AF
0.65%, 09/25/2035 - 144A * δ	582	491
GE Capital Commercial Mortgage Corp.
Series 2007-C1, Class A4
5.54%, 12/10/2049 δ	300	276
GMAC Mortgage Corp. Loan Trust
Series 2005-AR1, Class 3A
3.60%, 03/18/2035 *	535	428
GS Mortgage Securities Corp. II
Series 2001-1285, Class C
6.71%, 08/15/2018 - 144A δ	160	165
Impac CMB Trust
Series 2004-6, Class 1A1
1.05%, 10/25/2034 * δ	202	131
Indymac INDA Mortgage Loan Trust
Series 2007-AR7, Class 1A1
6.15%, 09/25/2037 *	455	334
Indymac Index Mortgage Loan Trust
Series 2005-AR15, Class A2
5.10%, 09/25/2035	172	129
Series 2007-AR15, Class 2A1
5.54%, 08/25/2037 *	545	266
JPMorgan Mortgage Trust
Series 2004-A3, Class 1A1
3.33%, 07/25/2034 * δ	374	342
Merrill Lynch Mortgage Investors, Inc.
Series 2004-A3, Class 4A3
5.05%, 05/25/2034 *	242	237
Series 2005-A4, Class 2A2
3.83%, 07/25/2035 *	1,098	929
Series 2005-A5, Class A3
4.44%, 06/25/2035	1,300	1,019
Merrill Lynch Mortgage Trust
Series 2006-C1, Class A4
5.84%, 05/12/2039 *	200	208

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES - 6.4% (continued)
MLCC Mortgage Investors, Inc.
Series 2003-F, Class A1
0.57%, 10/25/2028 *	$156	$138
Morgan Stanley Capital I
Series 2005-HQ6, Class A4A
4.99%, 08/13/2042	190	193
Morgan Stanley Mortgage Loan Trust
Series 2004-6AR, Class 1A
0.70%, 07/25/2034 *	146	118
Prime Mortgage Trust
Series 2006-DR1, Class 1A1
5.50%, 05/25/2035 - 144A	541	525
Series 2006-DR1, Class 1A2
6.00%, 05/25/2035 - 144A	237	231
Structured Asset Mortgage Investments, Inc.
Series 2003-AR4, Class A1
0.59%, 01/19/2034 *	267	163
WaMu Mortgage Pass-Through Certificates
Series 2005-AR13, Class A1A1
0.54%, 10/25/2045 *	418	322
Series 2005-AR13, Class A1B3
0.61%, 10/25/2045 *	448	269
Series 2005-AR15, Class A1A2
0.53%, 11/25/2045 *	533	357
Series 2007-HY4, Class 4A1
5.49%, 09/25/2036 *	410	332

Total Mortgage-Backed Securities (cost $11,497)		8,562

ASSET-BACKED SECURITIES - 2.9%
Accredited Mortgage Loan Trust
Series 2005-3, Class A1
0.49%, 09/25/2035 * δ	219	194
AESOP Funding II LLC
Series 2010-3A, Class A
4.64%, 05/20/2015 - 144A δ	100	99
Bear Stearns Asset Backed Securities Trust
Series 2007-SD1, Class 1A3A
6.50%, 10/25/2036 δ	2,584	1,341
Continental Airlines Pass-Through Trust
Series 2007-1A, Class A
5.98%, 04/19/2022 δ	400	393
Countrywide Asset-Backed Certificates
Series 2005-4, Class AF3
4.46%, 10/25/2035	117	111
Countrywide Home Equity Loan Trust
Series 2005-G, Class 2A
0.46%, 12/15/2035 *	287	107
CVS Pass-Through Trust
6.94%, 01/10/2030 δ	248	263
Delta Air Lines, Inc.
Series 2000-1, Class A-2
7.57%, 05/18/2012 δ	300	304
Series 2007-1, Class A
6.82%, 08/10/2022 δ	84	84
GSAMP Trust
Series 2006-SD2, Class A1
0.36%, 05/25/2046 - 144A * δ	250	239
Hertz Corp.
Series 2009-2A, Class A2
5.29%, 03/25/2016 - 144A δ	120	125
Lehman XS Trust
Series 2005-5N, Class 1A1
0.55%, 11/25/2035 *	357	232
Series 2005-7N, Class 1A1B
0.55%, 12/25/2035 *	279	91
Series 2006-GP4, Class 3A1A
0.32%, 08/25/2046 *	154	150
Nelnet Student Loan Trust
Series 2008-4, Class A4
1.73%, 04/25/2017 *	170	179
UAL Pass-Through Trust
Series 2009-2A
9.75%, 01/15/2017	50	53

Total Asset-Backed Securities (cost $5,670)		3,965

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.7%
Municipal Electrical Authority of Georgia Build America Bonds
6.64%, 04/01/2057	50	$50
State of California — Build America Bonds
7.30%, 10/01/2039 δ	60	60
Virginia Housing Development Authority Series 2006-C — Class CTFS
6.00%, 06/25/2034	800	802

Total Municipal Government Obligations (cost $898)		912

PREFERRED CORPORATE DEBT SECURITIES - 1.2%
Capital Markets - 0.0%
Goldman Sachs Capital II δ
5.79%, 06/01/2012 Ž ^	20	16
Lehman Brothers Holdings Capital Trust VII
5.86%, 11/29/2049 Ž Џ	200	1
Commercial Banks - 0.7%
BAC Capital Trust XIV
5.63%, 12/31/2049 * Ž	10	8
Rabobank Nederland NV
Series U
11.00%, 06/30/2019 - 144A Ž ^	75	97
Royal Bank of Scotland Group PLC
7.64%, 09/29/2017 Ž	100	63
Shinsei Finance Cayman, Ltd.
6.42%, 07/20/2016 - 144A Ž ^	300	208
Wachovia Capital Trust III
5.80%, 03/15/2011 Ž ^	150	127
Wells Fargo Capital X
5.95%, 12/15/2036 Ž	130	119
Wells Fargo Capital XV
9.75%, 09/26/2013 Ž	270	303
Diversified Financial Services - 0.5%
Bank of America Corp.
Series K
8.00%, 12/29/2049 Ž	190	194
Series M
8.13%, 05/15/2018 Ž	14	14

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value
Diversified Financial Services - 0.5% (continued)
Credit Suisse/Guernsey
5.86%, 05/15/2017 Ž ^ δ	$90	$84
ILFC E-Capital Trust II
6.25%, 12/21/2065 - 144A *	250	193
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 07/30/2015 - 144A Ž	235	220

Total Preferred Corporate Debt Securities (cost $2,020)		1,647

CORPORATE DEBT SECURITIES - 13.2%
Aerospace & Defense - 0.1%
Boeing Co. δ
4.88%, 02/15/2020	90	92
Automobiles - 0.4%
Daimler Finance North America LLC
5.88%, 03/15/2011	300	312
Motors Liquidation Co.
8.25%, 07/15/2023 ^ Џ	470	174
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc. δ
5.38%, 01/15/2020	120	124
Diageo Capital PLC δ
7.38%, 01/15/2014	310	360
Biotechnology - 0.1%
FMC Finance III SA
6.88%, 07/15/2017	120	125
Capital Markets - 0.8%
Goldman Sachs Group, Inc. δ
4.50%, 06/15/2010	170	171
5.38%, 03/15/2020 ^	60	59
5.45%, 11/01/2012 ^	70	76
Lehman Brothers Holdings E-Capital Trust I
3.59%, 08/19/2065 Џ	120	0	♦
Lehman Brothers Holdings, Inc.
5.25%, 02/06/2012 Џ	100	23
Series I
6.75%, 12/28/2017 Џ	480	1
Morgan Stanley
Series F
0.70%, 10/18/2016 *	100	91
Series F
5.63%, 01/09/2012 ^	260	276
Reynolds Group Issuer, Inc.
7.75%, 10/15/2016 - 144A ^	100	103
UBS AG/Stamford CT
3.88%, 01/15/2015	260	257
Chemicals - 0.0%
Westlake Chemical Corp.
6.63%, 01/15/2016	17	17
Commercial Banks - 1.4%
Barclays Bank PLC δ
5.20%, 07/10/2014	120	128
Commonwealth Bank of Australia δ
3.75%, 10/15/2014 - 144A	80	81
5.00%, 10/15/2019 - 144A ^	30	30
Credit Agricole SA δ
8.38%, 10/29/2049 - 144A * Ž	180	195
Glitnir Banki HF
6.33%, 07/28/2011 - 144A § Џ	160	47
6.69%, 06/15/2016 - 144A * § Џ	380	t
ICICI Bank, Ltd.
6.38%, 04/30/2022 Reg S *	100	94
Landsbanki Islands HF
6.10%, 08/25/2011 - 144A § Џ	140	16
Lloyds TSB Bank PLC
4.38%, 01/12/2015 - 144A	120	118
5.80%, 01/13/2020 - 144A	100	98
Nordea Bank AB
3.70%, 11/13/2014 - 144A ^	110	111
4.88%, 01/27/2020 - 144A	100	99
Royal Bank of Scotland Group PLC
6.40%, 10/21/2019	110	110
Santander Issuances S.A Unipersonal
5.81%, 06/20/2016 - 144A *	260	259
Wachovia Corp.
5.25%, 08/01/2014 ^	430	453
Consumer Finance - 0.5%
American Express Co. δ
6.80%, 09/01/2066 *	190	185
SLM Corp.
5.00%, 04/15/2015	10	9
5.00%, 10/01/2013	265	253
5.05%, 11/14/2014	60	56
5.63%, 08/01/2033	45	35
8.00%, 03/25/2020	80	78
Tyco International Finance SA
6.38%, 10/15/2011	30	32
Containers & Packaging - 0.0% ∞
Ball Corp.
6.75%, 09/15/2020	50	51
Diversified Consumer Services - 0.0% ∞
Service Corp. International
7.50%, 04/01/2027	35	32
Diversified Financial Services - 2.8%
ASIF Global Financing XIX δ
4.90%, 01/17/2013 - 144A	40	40
Bank of America Corp. δ
4.50%, 04/01/2015	190	192
5.42%, 03/15/2017 ^	30	30
7.40%, 01/15/2011	80	84
Boeing Capital Corp. δ
4.70%, 10/27/2019 ^	50	50
Caterpillar Financial Services Corp. δ
Series F
6.20%, 09/30/2013	210	237
Citigroup, Inc. δ
5.00%, 09/15/2014	330	329
5.50%, 10/15/2014 ^	50	52
6.01%, 01/15/2015	130	137
6.38%, 08/12/2014	50	53
6.88%, 03/05/2038	300	302
General Electric Capital Corp. δ
6.00%, 08/07/2019 ^	90	95
Series A
6.88%, 01/10/2039	480	517

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value
Diversified Financial Services - 2.8% (continued)
GMAC, Inc.
1.75%, 10/30/2012 δ	$150	$151
JPMorgan Chase & Co. δ
5.13%, 09/15/2014	220	232
5.15%, 10/01/2015	270	285
6.13%, 06/27/2017 ^	220	237
Kaupthing Bank Hf
7.13%, 05/19/2016 - 144A § Џ	130	t
Series I
7.63%, 02/28/2015 - 144A § Џ	710	190
Merna Reinsurance, Ltd.
Series B
2.04%, 07/07/2010 - 144A *	300	298
MUFG Capital Finance 1, Ltd.
6.35%, 07/25/2016 * Ž ^	170	169
TNK-BP Finance SA
7.50%, 07/18/2016 - 144A	110	120
Diversified Telecommunication Services - 1.1%
AT&T, Inc.
5.10%, 09/15/2014	190	205
5.50%, 02/01/2018 δ	60	64
6.55%, 02/15/2039 δ	20	21
Deutsche Telekom International Finance BV
5.75%, 03/23/2016 δ	80	86
Intelsat Jackson Holdings SA
8.50%, 11/01/2019 - 144A	50	53
Koninklijke KPN NV
8.38%, 10/01/2030	150	186
Sprint Capital Corp.
8.75%, 03/15/2032	60	56
Telecom Italia Capital SA
5.25%, 10/01/2015	200	204
Verizon Communications, Inc.
8.95%, 03/01/2039 ^	10	14
Verizon Global Funding Corp.
7.38%, 09/01/2012 ^	50	57
Verizon New York, Inc.
Series A, Class
6.88%, 04/01/2012	300	326
Windstream Corp.
8.63%, 08/01/2016	140	143
Electric Utilities - 0.5%
Dynegy Holdings, Inc.
7.75%, 06/01/2019	10	8
Energy Future Holdings Corp.
10.88%, 11/01/2017 ^	10	7
12.00%, 11/01/2017 Ώ	424	287
Exelon Corp. δ
5.63%, 06/15/2035	5	5
FirstEnergy Corp. δ
Series B
6.45%, 11/15/2011 ^	7	7
Series C
7.38%, 11/15/2031	175	181
Pacific Gas & Electric Co.
5.80%, 03/01/2037	60	60
6.05%, 03/01/2034	20	21
8.25%, 10/15/2018	40	49
Energy Equipment & Services - 0.3%
Cie Generale de Geophysique-Veritas
7.50%, 05/15/2015	80	80
7.75%, 05/15/2017	40	40
Complete Production Services, Inc.
8.00%, 12/15/2016	105	104
Enterprise Products Operating LLC δ
9.75%, 01/31/2014	110	133
Pride International, Inc.
7.38%, 07/15/2014	25	26
Food Products - 0.2%
Delhaize America, Inc. δ
9.00%, 04/15/2031	93	118
Kraft Foods, Inc.
5.38%, 02/10/2020	140	143
Health Care Equipment & Supplies - 0.0%
Medtronic, Inc.
4.45%, 03/15/2020	40	40
Health Care Providers & Services - 0.2%
DaVita, Inc.
6.63%, 03/15/2013	75	76
HCA, Inc.
6.30%, 10/01/2012	6	6
9.13%, 11/15/2014	20	21
Humana, Inc. δ
7.20%, 06/15/2018	50	55
Tenet Healthcare Corp.
9.00%, 05/01/2015 - 144A ^	45	48
10.00%, 05/01/2018 - 144A	45	50
WellPoint, Inc.
5.88%, 06/15/2017	20	21
Hotels, Restaurants & Leisure - 0.1%
Boyd Gaming Corp.
6.75%, 04/15/2014 ^	25	22
7.13%, 02/01/2016 ^	80	67
Inn of the Mountain Gods Resort & Casino
12.00%, 11/15/2010 § Џ	30	14
MGM Mirage, Inc.
6.63%, 07/15/2015 ^	5	4
7.63%, 01/15/2017 ^	10	8
Mohegan Tribal Gaming Authority
6.13%, 02/15/2013	15	13
Station Casinos, Inc.
6.88%, 03/01/2016 § Џ	10	t
7.75%, 08/15/2016 § Џ	90	7
Independent Power Producers & Energy Traders - 0.1%
AES Corp.
7.75%, 10/15/2015	80	81
Edison Mission Energy
7.00%, 05/15/2017 ^	70	49
7.63%, 05/15/2027	40	26
NRG Energy, Inc.
7.38%, 01/15/2017	10	10
Insurance - 0.5%
American International Group, Inc. δ
5.85%, 01/16/2018 ^	40	37
Berkshire Hathaway, Inc. δ
3.20%, 02/11/2015 ^	110	111
MetLife, Inc.
6.40%, 12/15/2036 *	280	251

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value
Insurance - 0.5% (continued)
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039 - 144A	$80	$87
Travelers Cos., Inc.
6.25%, 03/15/2037 *	250	246
Media - 0.7%
Cengage Learning Acquisitions, Inc.
10.50%, 01/15/2015 - 144A	40	38
Comcast Cable Communications LLC δ
8.88%, 05/01/2017	150	182
Comcast Corp. δ
5.88%, 02/15/2018	20	21
6.50%, 01/15/2015	240	271
CSC Holdings, Inc.
8.63%, 02/15/2019 - 144A	5	5
DISH DBS Corp.
7.00%, 10/01/2013	30	31
7.75%, 05/31/2015	25	26
Lamar Media Corp.
Series B
6.63%, 08/15/2015	10	10
News America, Inc.
6.65%, 11/15/2037	10	11
Reed Elsevier Capital, Inc.
8.63%, 01/15/2019 ^	80	100
Sun Media Corp.
7.63%, 02/15/2013	30	29
Time Warner Cable, Inc.
8.25%, 04/01/2019	130	158
8.75%, 02/14/2019	10	12
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	80	96
Metals & Mining - 0.5%
Alcoa, Inc. δ
6.00%, 07/15/2013 ^	80	85
Freeport-McMoRan Copper & Gold, Inc. δ
8.38%, 04/01/2017	190	212
Rio Tinto Finance USA, Ltd.
6.50%, 07/15/2018 ^	150	169
Steel Dynamics, Inc.
6.75%, 04/01/2015	65	65
Vale Overseas, Ltd.
6.88%, 11/21/2036	101	104
Multiline Retail - 0.0%
JC Penney Corp., Inc.
7.40%, 04/01/2037	20	20
Multi-Utilities - 0.1%
Dominion Resources, Inc. δ
Series D
8.88%, 01/15/2019	80	101
Oil, Gas & Consumable Fuels - 2.0%
Apache Corp. δ
6.00%, 09/15/2013	150	168
Chesapeake Energy Corp.
6.25%, 01/15/2018 ^	20	19
6.38%, 06/15/2015	5	5
6.50%, 08/15/2017 ^	25	24
7.25%, 12/15/2018 ^	5	5
ConocoPhillips δ
6.50%, 02/01/2039	80	89
ConocoPhillips Holding Co. δ
6.95%, 04/15/2029 ^	80	92
Consol Energy, Inc.
8.25%, 04/01/2020 - 144A	40	41
El Paso Corp.
7.80%, 08/01/2031	86	85
El Paso Natural Gas Co. δ
8.38%, 06/15/2032 *	130	152
Hess Corp. δ
7.30%, 08/15/2031	50	57
7.88%, 10/01/2029 ^	20	24
8.13%, 02/15/2019 ^	150	183
Kerr-McGee Corp.
6.95%, 07/01/2024	180	200
7.88%, 09/15/2031	110	128
Kinder Morgan Energy Partners, LP
5.85%, 09/15/2012	50	54
6.75%, 03/15/2011	190	200
Occidental Petroleum Corp.
7.00%, 11/01/2013	150	174
Opti Canada, Inc.
7.88%, 12/15/2014	10	9
Pemex Project Funding Master Trust
6.63%, 06/15/2035 ^	307	303
Petrobras International Finance Co.
5.75%, 01/20/2020	42	43
6.13%, 10/06/2016	50	54
Sandridge Energy, Inc.
8.75%, 01/15/2020 - 144A	60	59
Shell International Finance BV
4.38%, 03/25/2020	10	10
6.38%, 12/15/2038	80	88
Williams Cos., Inc.
8.75%, 03/15/2032	15	18
Series A
7.50%, 01/15/2031	141	155
XTO Energy, Inc.
6.50%, 12/15/2018 ^	40	46
7.50%, 04/15/2012	190	213
Pharmaceuticals - 0.1%
Wyeth
5.95%, 04/01/2037	110	115
Real Estate Investment Trusts - 0.0%∞
Ventas Realty, LP
6.75%, 04/01/2017	40	41
Real Estate Management & Development - 0.1%
Realogy Corp.
10.50%, 04/15/2014 ^	230	198
Semiconductors & Semiconductor Equipment - 0.0%∞
Freescale Semiconductor, Inc.
8.88%, 12/15/2014 ^	5	5
MagnaChip Semiconductor SA
0.03%, 12/15/2011 Ә	1	1
National Semiconductor Corp.
6.60%, 06/15/2017 ^	10	10

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Tobacco - 0.1%
Altria Group, Inc. δ
8.50%, 11/10/2013 ^	$70	$82
Reynolds American, Inc.
6.75%, 06/15/2017 ^	100	107
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV δ
5.63%, 11/15/2017 ^	50	53
Rogers Communications, Inc.
6.38%, 03/01/2014	40	44
6.75%, 03/15/2015	35	40
6.80%, 08/15/2018	20	23

Total Corporate Debt Securities (cost $19,359)		17,828

	Shares	Value
COMMON STOCKS - 59.6%
Aerospace & Defense - 1.8%
Boeing Co.	2,899	210
Honeywell International, Inc. ^	9,475	429
Lockheed Martin Corp.	1,298	108
Northrop Grumman Corp.	8,999	590
United Technologies Corp.	13,718	1,011
Air Freight & Logistics - 1.0%
FedEx Corp. ^	3,280	306
United Parcel Service, Inc. — Class B	15,862	1,022
Auto Components - 0.3%
Johnson Controls, Inc. ^	13,426	443
Automobiles - 0.2%
Ford Motor Co. ‡ ^	20,525	258
Beverages - 1.3%
Coca-Cola Co. ^	13,431	739
Hansen Natural Corp. ‡ ^	871	38
PepsiCo, Inc.	14,364	950
Biotechnology - 1.3%
Amgen, Inc. ‡	15,534	928
Biogen Idec, Inc. ‡	815	47
Celgene Corp. ‡	3,060	190
Genzyme Corp. ‡	1,353	70
Gilead Sciences, Inc. ‡	12,087	550
Building Products - 0.0% ∞
Armstrong World Industries, Inc. ‡ ^	970	35
Capital Markets - 1.0%
Bank of New York Mellon Corp.	21,000	649
Eaton Vance Corp. ^	806	27
Federated Investors, Inc. — Class B ^	3,949	104
Franklin Resources, Inc.	2,391	265
Morgan Stanley	3,948	116
T. Rowe Price Group, Inc. ^	4,227	232
Chemicals - 1.1%
Air Products & Chemicals, Inc.	1,004	74
CF Industries Holdings, Inc.	1,218	111
Dow Chemical Co. ^	9,978	296
E.I. du Pont de Nemours & Co. ^	11,975	447
Eastman Chemical Co. ^	4,335	276
Huntsman Corp.	3,686	44
Monsanto Co.	3,149	225
Scotts Miracle-Gro Co. — Class A ^	1,131	52
Commercial Banks - 1.9%
BB&T Corp.	11,960	$387
Fifth Third Bancorp ^	2,730	37
PNC Financial Services Group, Inc.	2,391	143
U.S. Bancorp	26,376	683
Wells Fargo & Co.	44,072	1,371
Commercial Services & Supplies - 0.1%
RR Donnelley & Sons Co.	7,890	168
Communications Equipment - 1.6%
Cisco Systems, Inc. ‡	52,843	1,375
Motorola, Inc. ‡	22,651	159
QUALCOMM, Inc.	12,658	532
Tellabs, Inc.	7,479	57
Computers & Peripherals - 3.2%
Apple, Inc. ‡	4,266	1,001
Dell, Inc. ‡	36,083	542
EMC Corp./Massachusetts ‡	14,828	267
Hewlett-Packard Co.	11,103	590
International Business Machines Corp.	6,726	863
Lexmark International, Inc. — Class A ‡	1,457	53
SanDisk Corp. ‡	3,984	138
Seagate Technology ‡	23,096	422
Western Digital Corp. ‡	7,957	310
Consumer Finance - 0.5%
AmeriCredit Corp. ‡ ^	2,079	49
Capital One Financial Corp. ^	11,329	470
Discover Financial Services	12,222	182
Diversified Consumer Services - 0.1%
Apollo Group, Inc. — Class A ‡	1,508	92
Diversified Financial Services - 2.7%
Bank of America Corp.	89,388	1,596
Citigroup, Inc. ‡	112,457	455
JPMorgan Chase & Co.	27,995	1,253
Moody’s Corp. ^	1,882	56
SEI Investments Co.	5,065	111
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	71,088	1,837
Verizon Communications, Inc.	16,736	519
Electric Utilities - 1.0%
Duke Energy Corp. ^	45,442	741
Exelon Corp.	13,968	612
Electrical Equipment - 0.5%
Emerson Electric Co. ^	11,565	582
Rockwell Automation, Inc. ^	1,316	74
Electronic Equipment & Instruments - 0.5%
Arrow Electronics, Inc. ‡	2,817	85
Flextronics International, Ltd. ‡	12,538	98
Ingram Micro, Inc. — Class A ‡	13,531	237
Tech Data Corp. ‡	647	27
Tyco Electronics, Ltd.	9,665	266
Energy Equipment & Services - 1.1%
Baker Hughes, Inc. ^	4,679	219
Exterran Holdings, Inc. ‡ ^	3,804	92
Halliburton Co.	13,099	395

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Energy Equipment & Services - 1.1% (continued)
National Oilwell Varco, Inc.	3,292	$134
Schlumberger, Ltd. ^	9,784	620
SemGroup Corp. — Class A ‡	64	2
Transocean, Ltd. ‡ ^	636	55
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	953	57
CVS Caremark Corp.	15,891	581
SUPERVALU, Inc. ^	4,119	69
Walgreen Co.	10,100	375
Wal-Mart Stores, Inc.	14,133	785
Food Products - 0.8%
Archer-Daniels-Midland Co.	19,027	550
Hormel Foods Corp.	1,856	78
Kraft Foods, Inc. — Class A	3,104	94
Tyson Foods, Inc. — Class A ^	19,474	373
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	1,204	70
Boston Scientific Corp. ‡ ^	39,394	284
CareFusion Corp. ‡	8,929	236
Medtronic, Inc.	4,253	192
Stryker Corp. ^	5,362	307
Zimmer Holdings, Inc. ‡	1,273	75
Health Care Providers & Services - 1.4%
Cardinal Health, Inc.	10,706	386
Coventry Health Care, Inc. ‡	7,598	188
Humana, Inc. ‡	2,056	96
McKesson Corp. ^	2,023	133
Medco Health Solutions, Inc. ‡	1,702	110
UnitedHealth Group, Inc. ‡	13,074	427
WellPoint, Inc. ‡	7,459	480
Hotels, Restaurants & Leisure - 0.8%
Carnival Corp.	8,803	343
Marriott International, Inc. — Class A ^	6,823	215
McDonald’s Corp.	3,719	248
Starbucks Corp. ‡	13,768	334
Household Durables - 0.2%
Harman International Industries, Inc. ‡ ^	2,744	128
Mohawk Industries, Inc. ‡ ^	672	37
Whirlpool Corp.	1,670	146
Household Products - 1.5%
Procter & Gamble Co.	31,770	2,010
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.	2,907	102
Mirant Corp. ‡	4,890	53
Industrial Conglomerates - 1.4%
3M Co.	1,566	131
General Electric Co.	99,160	1,805
Insurance - 2.2%
Berkshire Hathaway, Inc. — Class B ‡ ^	5,016	408
Chubb Corp. ^	2,649	137
Cincinnati Financial Corp. ^	6,109	177
Hartford Financial Services Group, Inc.	1,154	33
Lincoln National Corp.	3,123	96
Loews Corp.	991	37
Mercury General Corp. ^	1,199	52
MetLife, Inc.	12,564	545
Principal Financial Group, Inc. ^	1,819	53
Protective Life Corp.	1,472	32
Prudential Financial, Inc.	6,810	412
RenaissanceRe Holdings, Ltd. ^	1,625	92
Transatlantic Holdings, Inc.	1,025	54
Travelers Cos., Inc.	7,825	422
Unum Group	16,800	416
White Mountains Insurance Group, Ltd. ^	181	64
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. ‡ ^	4,123	559
Expedia, Inc.	4,078	102
Internet Software & Services - 1.0%
eBay, Inc. ‡	5,561	150
Google, Inc. — Class A ‡	1,828	1,036
VeriSign, Inc. ‡ ^	1,157	30
Yahoo!, Inc. ‡ ^	11,431	189
IT Services - 0.5%
Accenture PLC — Class A	13,643	573
Computer Sciences Corp. ‡	1,971	107
Machinery - 1.1%
Caterpillar, Inc.	7,371	464
Cummins, Inc.	2,507	155
Eaton Corp.	2,272	172
Illinois Tool Works, Inc.	2,960	140
Ingersoll-Rand PLC ^	4,534	158
Oshkosh Corp. ‡	1,418	57
PACCAR, Inc.	4,011	174
Parker Hannifin Corp. ^	656	42
Toro Co. ^	3,726	184
Media - 2.0%
Comcast Corp. — Class A ^	44,492	829
DISH Network Corp. — Class A ^	9,947	207
News Corp. — Class A	22,421	323
Scripps Networks Interactive, Inc. — Class A ^	615	27
Time Warner Cable, Inc. ^	917	49
Time Warner, Inc.	23,519	735
Viacom, Inc. — Class B ‡	1,326	46
Walt Disney Co.	14,083	492
Metals & Mining - 0.9%
Alcoa, Inc. ^	8,028	114
Freeport-McMoRan Copper & Gold, Inc. ^	4,223	352
Newmont Mining Corp.	6,707	342
Nucor Corp.	2,254	102
Reliance Steel & Aluminum Co.	1,963	97
Schnitzer Steel Industries, Inc. - Class A ^	2,164	114
Steel Dynamics, Inc.	4,107	72
Multiline Retail - 0.5%
JC Penney Co., Inc.	3,567	115

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Multiline Retail - 0.5% (continued)
Kohl’s Corp. ‡	1,597	$87
Macy’s, Inc.	9,800	213
Nordstrom, Inc.	4,743	194
Multi-Utilities - 0.5%
Dominion Resources, Inc. ^	4,703	193
DTE Energy Co.	813	36
Integrys Energy Group, Inc. ^	2,307	109
NiSource, Inc. ^	5,832	92
Public Service Enterprise Group, Inc.	8,181	243
Oil, Gas & Consumable Fuels - 5.5%
Apache Corp.	1,065	108
Chesapeake Energy Corp. ^	2,740	65
Chevron Corp.	19,735	1,497
Cimarex Energy Co.	3,519	209
ConocoPhillips	20,263	1,037
Devon Energy Corp. ^	12,078	778
Exxon Mobil Corp.	40,171	2,690
Hess Corp.	3,767	236
Marathon Oil Corp.	1,070	34
Occidental Petroleum Corp.	1,135	96
Quicksilver Resources, Inc. ‡ ^	4,046	57
Tesoro Corp. ^	7,401	103
Valero Energy Corp.	17,076	336
XTO Energy, Inc.	4,068	192
Paper & Forest Products - 0.3%
International Paper Co.	16,354	402
Personal Products - 0.0% ¥
NBTY, Inc. ‡	1,110	53
Pharmaceuticals - 3.9%
Abbott Laboratories	2,542	134
Bristol-Myers Squibb Co. ^	8,929	238
Eli Lilly & Co.	30,836	1,117
Forest Laboratories, Inc. ‡	6,601	207
Johnson & Johnson	21,421	1,397
King Pharmaceuticals, Inc. ‡ ^	3,072	36
Merck & Co., Inc.	11,032	412
Pfizer, Inc.	104,868	1,798
Professional Services - 0.2%
Manpower, Inc.	3,717	212
Real Estate Investment Trusts - 1.4%
AvalonBay Communities, Inc. ^	888	77
Plum Creek Timber Co., Inc.	6,301	245
Public Storage ^	4,025	370
Rayonier, Inc.	5,052	230
Simon Property Group, Inc. ^	11,458	961
Road & Rail - 0.1%
Norfolk Southern Corp.	1,932	108
Semiconductors & Semiconductor Equipment - 1.8%
Integrated Device Technology, Inc. ‡	12,472	76
Intel Corp.	70,621	1,573
LSI Corp. ‡ ^	18,845	115
NVIDIA Corp. ‡ ^	2,378	41
Texas Instruments, Inc.	26,829	657
Software - 2.9%
Adobe Systems, Inc. ‡	4,096	145
Microsoft Corp.	80,582	2,358
Oracle Corp.	38,560	990
Symantec Corp. ‡	22,667	384
Specialty Retail - 1.2%
AutoNation, Inc. ‡ ^	6,863	124
Best Buy Co., Inc. ^	4,197	179
Gap, Inc.	11,054	255
Guess?, Inc.	1,009	47
Limited Brands, Inc. ^	5,510	136
Office Depot, Inc. ‡ ^	6,198	49
Ross Stores, Inc. ^	8,250	442
TJX Cos., Inc. ^	6,614	281
Williams-Sonoma, Inc. ^	2,820	74
Textiles, Apparel & Luxury Goods - 0.1%
Nike, Inc. — Class B ^	1,956	144
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc. ^	8,051	114
Tobacco - 1.3%
Altria Group, Inc. ^	18,438	378
Lorillard, Inc.	7,236	544
Philip Morris International, Inc.	16,014	836
Wireless Telecommunication Services - 0.1%
Sprint Nextel Corp. ‡	44,286	168

Total Common Stocks (cost $75,790)		80,347

PREFERRED STOCKS - 0.1%
Diversified Financial Services - 0.1%
Citigroup Capital XII
8.50% * ▲	2,850	73
U.S. Government Agency Obligation - 0.0% ¥
Fannie Mae
7.00% ‡	600	1
8.25% ‡	10,800	14
Freddie Mac
8.38% ‡	14,925	19

Total Preferred Stocks (cost $746)		107

	Principal	Value

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 3.7%
U.S. Treasury Bill
0.01%, 08/26/2010	$5,000	4,996
Total Short-Term U.S. Government Obligation (cost $4,996)

	Shares	Value

WARRANT - 0.0% ¥
SemGroup Corp. ‡ Ə
Expiration: 11/30/2014
Exercise Price: $0.00	68	1
Total Warrant (cost $t)

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Notional
	Amount	Value

PURCHASED OPTIONS - 0.0% ¥
Call Options - 0.0% ¥
10-Year U.S. Treasury Note	$16	$2
Call Strike $119.00
Expires 05/21/2010
30-Year U.S. Treasury Bond	1	t
Call Strike $121.00
Expires 05/21/2010
30-Year U.S. Treasury Bond	7	1
Call Strike $120.00
Expires 04/23/2010

Total Purchased Options (cost $9)		3

	Shares	Value

SECURITIES LENDING COLLATERAL - 10.1%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.21% ▲	13,552,089	13,552
Total Securities Lending Collateral (cost $13,552)

	Principal	Value

REPURCHASE AGREEMENT - 2.3%
State Street Repurchase Agreement
0.01% ▲, dated 03/31/2010, to be repurchased at $3,098 on 04/01/2010. Collateralized by various US Treasury Bills, 0.14%–0.16%, due 07/08/10–07/15/10, with a total value of $3,164	$3,098	3,098
Total Repurchase Agreement (cost $3,098)

Total Investment Securities (cost $157,592) #		155,235
Other Assets and Liabilities — Net		(20,539)

Net Assets		$134,696

	Notional
	Amount	Value

WRITTEN-OPTIONS - 0.0%
Call Options - 0.0%
10-Year U.S. Treasury Note	$(11)	$(1)
Call Strike $118.50
Expires 04/23/2010
Euro	(8)	(2)
Call Strike $99.25
Expires 09/13/2010
Euro	(5)	(1)
Call Strike $99.38
Expires 06/14/2010

Total Written Options		(4)
(Premiums: $6)

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts in thousands)
(unaudited)
INTEREST RATE SWAP AGREEMENTS — RECEIVABLE:

		Maturity		Currency	Notional	Market	Premiums	Unrealized
Floating Rate Index	Fixed Rate	Date	Counterparty	Code	Amount	Value	Paid (Received)	Appreciation (Depreciation)

3-month USD-LIBOR	1.00%	02/15/2025	JPM	—	$342	$1	$—	$1
3-month USD-LIBOR	1.00%	02/15/2025	BRC	—	130	t	—	t
3-month USD-LIBOR	1.00%	02/15/2025	MYC	—	330	t	—	t
3-month USD-LIBOR	1.00%	02/15/2025	BRC	—	130	t	—	t
3-month USD-LIBOR	1.00%	02/15/2025	BRC	—	180	(1)	—	(1)
3-month USD-LIBOR	1.00%	11/15/2027	MYC	—	580	2	—	2

						$2	$—	$2

FUTURES CONTRACTS:

			Net Unrealized
			Appreciation
Description	Contracts ┌	Expiration Date	(Depreciation)

10-Year U.S. Treasury Note	73	06/21/2010	$22
2-Year U.S. Treasury Note	1	06/30/2010	t
30-Year U.S. Treasury Bond	(4)	06/21/2010	t
5-Year U.S. Treasury Note	(66)	06/30/2010	24
German Euro Bund	(4)	06/08/2010	(4)
S&P 500 E-Mini Index	31	06/18/2010	30
Ultra Long U.S. Treasury Bond	14	06/21/2010	7

			$79

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Euro	(102)	05/18/2010	$(140)	$4

$4

NOTES TO SCHEDULE OF INVESTMENTS:

ŏ	All or a portion is segregated as initial margin for futures contracts

*	Floating or variable rate note. Rate is listed as of 03/31/2010.

§	Illiquid. These securities aggregated $625, or 0.46%, of the Portfolio’s net assets.

Ž	The security has a perpetual maturity. The date shown is the next call date.

∧	All or a portion of this security is on loan. The value of all securities on loan is $13,251.

Џ	In default.

♦	Value and/or principal is less than $1.

Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.

Ә	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a Market Value of $1, or 0.00% of the portfolio’s net assets.

‡	Non-income producing security.

∞	Percentage rounds to less than 0.1%.

▲	Rate shown reflects the yield at 03/31/2010.

┌	Contract amounts are not in thousands.

#	Aggregate cost for federal income tax purposes is $157,592. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $11,170 and $13,527, respectively. Net unrealized depreciation for tax purposes is $2,357.

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts in thousands)
(unaudited)

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2010, these securities aggregated $5,146, or 3.82%, of the Portfolio’s net assets.

BRC	Barclays Bank PLC

JPM	JPMorgan Chase Bank

LIBOR	London Interbank Offered Rates

MYC	Morgan Stanley Capital Service

PIK	Payment-in Kind

Reg S	Regulation S

STRIPS	Separate Trading of Registered Interest and Principal of Securities

TBA	To Be Announced

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$7,953	$—	$—	$7,953
Equities — Consumer Staples	8,510	—	—	8,510
Equities — Energy	8,954	1	—	8,955
Equities — Financials	13,213	73	—	13,286
Equities — Health Care	10,108	—	—	10,108
Equities — Industrials	8,337	—	—	8,337
Equities — Information Technology	14,915	—	—	14,915
Equities — Materials	3,120	—	—	3,120
Equities — Telecommunication Services	3,056	—	—	3,056
Equities — U.S. Government Agency Obligation	34	—	—	34
Equities — Utilities	2,181	—	—	2,181
Fixed Income — Asset-Backed Securities	—	3,965	—	3,965
Fixed Income — Consumer Discretionary	—	1,652	—	1,652
Fixed Income — Consumer Staples	—	934	—	934
Fixed Income — Energy	—	3,081	—	3,081
Fixed Income — Financials	—	9,962	—	9,962
Fixed Income — Foreign Government Obligation	—	412	—	412
Fixed Income — Health Care	—	557	—	557
Fixed Income — Industrials	—	92	—	92
Fixed Income — Information Technology	—	15	1	16
Fixed Income — Materials	—	703	—	703
Fixed Income — Mortgage-Backed Securities	—	8,562	—	8,562
Fixed Income — Municipal Government Obligation	—	912	—	912
Fixed Income — Short-Term U.S. Government Obligation	—	4,996	—	4,996
Fixed Income — Telecommunication Services	—	1,586	—	1,586
Fixed Income — U.S. Government Agency Obligation	—	15,391	—	15,391
Fixed Income — U.S. Government Obligation	—	4,414	—	4,414
Fixed Income — Utilities	—	892	—	892
Purchased Options	—	3	—	3
Cash & Cash Equivalent — Repurchase Agreement	—	3,098	—	3,098
Cash & Cash Equivalent — Securities Lending Collateral	13,552	—	—	13,552

Total	$93,933	$61,301	$1	$155,235

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts — Appreciation	$—	$83	$—	$83
Futures Contracts — Depreciation	—	(4)	—	(4)
Interest Rate Swap — Appreciation	—	3	—	3
Interest Rate Swap — Depreciation	—	(1)	—	(1)
Forward Foreign Currency Contracts — Appreciation	—	4	—	4

Total	$—	$85	$—	$85

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Option	$—	$(4)	$—	$(4)

Total	$—	$(4)	$—	$(4)

Level 3 Rollforward

	Beginning						Net Transfers	Ending
	Balance at	Net	Accrued	Total Realized	Total Unrealized		In/(Out) of	Balance at
Securities	12/31/2009	Purchases/(Sales)	Discounts/(Premiums)	Gain/(Loss)	Appreciation/(Depreciation)		Level 3	03/31/2010
Fixed Income — Information Technology	$1	$—	$—	$—	$	t	$—	$1

Total	$1	$—	$—	$—	$	t	$—	$1

*	Other financial instruments are derivative instruments. Futures Contracts, Forward Foreign Currency Contracts and Swap Contracts are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Large Value Portfolio
SCHEDULE OF INVESTMENTS
At March 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.2%
Aerospace & Defense - 3.4%
General Dynamics Corp.	134,500	$10,383
Lockheed Martin Corp.	15,400	1,282
Northrop Grumman Corp. ∧	240,700	15,782
Raytheon Co.	138,100	7,888
United Technologies Corp.	81,600	6,007
Air Freight & Logistics - 0.6%
FedEx Corp.	76,600	7,154
Airlines - 0.8%
Copa Holdings SA - Class A	158,400	9,631
Automobiles - 0.4%
Ford Motor Co. ‡ ∧	410,200	5,156
Beverages - 0.4%
Hansen Natural Corp. ‡	104,100	4,516
Biotechnology - 1.2%
Amgen, Inc. ‡	237,000	14,163
Building Products - 0.4%
Owens Corning, Inc. ‡	181,400	4,615
Capital Markets - 4.8%
Ameriprise Financial, Inc.	134,100	6,083
Federated Investors, Inc. - Class B ∧	201,500	5,316
Franklin Resources, Inc.	127,700	14,162
Goldman Sachs Group, Inc.	117,000	19,963
T. Rowe Price Group, Inc. ∧	210,400	11,557
Chemicals - 2.3%
Cabot Corp.	219,300	6,667
Cytec Industries, Inc.	99,600	4,655
Eastman Chemical Co.	90,700	5,776
Lubrizol Corp.	115,800	10,621
Commercial Banks - 5.3%
Credicorp, Ltd.	133,600	11,781
PNC Financial Services Group, Inc.	158,800	9,480
Wells Fargo & Co.	1,349,300	41,991
Commercial Services & Supplies - 0.4%
RR Donnelley & Sons Co.	225,100	4,806
Communications Equipment - 0.4%
Harris Corp.	101,200	4,806
Computers & Peripherals - 0.6%
Seagate Technology ‡	404,800	7,392
Construction & Engineering - 1.0%
KBR, Inc.	527,300	11,685
Containers & Packaging - 0.6%
Bemis Co., Inc.	232,600	6,680
Diversified Consumer Services - 0.4%
ITT Educational Services, Inc. ‡ ∧	43,900	4,938
Diversified Financial Services - 4.5%
Bank of America Corp.	275,200	4,912
JPMorgan Chase & Co.	836,400	37,429
NYSE Euronext	389,100	11,521
Diversified Telecommunication Services - 4.2%
AT&T, Inc.	1,310,000	33,851
BCE, Inc.	187,000	5,488
Verizon Communications, Inc.	372,600	11,558
Electric Utilities - 2.0%
Edison International	373,300	12,756
NV Energy, Inc.	937,000	11,553
Electronic Equipment & Instruments - 1.2%
Flextronics International, Ltd. ‡ ∧	737,900	5,785
Ingram Micro, Inc. - Class A ‡	517,800	9,087
Energy Equipment & Services - 1.3%
Oil States International, Inc. ‡	144,600	6,556
Patterson-UTI Energy, Inc.	627,900	8,772
Food & Staples Retailing - 1.8%
Kroger Co.	224,000	4,852
Sysco Corp.	407,100	12,009
Wal-Mart Stores, Inc.	94,200	5,238
Food Products - 1.6%
Archer-Daniels-Midland Co.	157,500	4,552
ConAgra Foods, Inc.	355,000	8,899
Tyson Foods, Inc. - Class A	282,500	5,410
Gas Utilities - 0.3%
Energen Corp.	80,200	3,732
Health Care Providers & Services - 4.9%
AmerisourceBergen Corp. - Class A	427,800	12,372
Health Net, Inc. ‡	305,800	7,605
Humana, Inc. ‡	134,300	6,281
McKesson Corp.	181,700	11,941
UnitedHealth Group, Inc. ‡	422,600	13,807
WellPoint, Inc. ‡	107,900	6,947
Household Durables - 0.9%
Garmin, Ltd. ‡ ∧	133,300	5,129
Whirlpool Corp. ∧	59,000	5,148
Household Products - 0.9%
Procter & Gamble Co.	164,200	10,389
Independent Power Producers & Energy Traders - 1.3%
AES Corp. ‡	368,600	4,055
Constellation Energy Group, Inc.	148,500	5,214
Mirant Corp. ‡	571,800	6,209
Industrial Conglomerates - 1.4%
General Electric Co.	315,600	5,744
Tyco International, Ltd.	302,500	11,571
Insurance - 9.2%
Aflac, Inc.	216,500	11,754
Allstate Corp.	506,900	16,378
Assurant, Inc.	189,500	6,515
Axis Capital Holdings, Ltd.	213,000	6,658
Chubb Corp.	282,600	14,653
Everest RE Group, Ltd.	57,600	4,662
Platinum Underwriters Holdings, Ltd.	125,500	4,654
Torchmark Corp.	113,000	6,047
Travelers Cos., Inc.	344,000	18,556
Unum Group	479,300	11,872
WR Berkley Corp. ∧	259,500	6,770
Internet & Catalog Retail - 0.6%
NetFlix, Inc. ‡ ∧	104,700	7,721
Internet Software & Services - 0.5%
Google, Inc. - Class A ‡	10,100	5,727
IT Services - 0.5%
NeuStar, Inc. - Class A ‡	213,800	5,388

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Large Value Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Machinery - 2.1%
Gardner Denver, Inc.	132,300	$5,826
Harsco Corp.	243,700	7,784
Oshkosh Corp. ‡	271,100	10,936
Media - 3.6%
Comcast Corp. - Class A	754,100	14,192
CTC Media, Inc. Λ	285,300	4,913
DIRECTV - Class A ‡	489,700	16,558
Viacom, Inc. - Class B ‡	167,200	5,748
Metals & Mining - 0.8%
Southern Copper Corp. ∧	316,200	10,014
Multiline Retail - 1.3%
Big Lots, Inc. ‡	204,600	7,452
Macy’s, Inc.	389,800	8,485
Multi-Utilities - 2.1%
DTE Energy Co. ∧	133,700	5,963
Public Service Enterprise Group, Inc.	366,200	10,810
Sempra Energy	167,100	8,338
Oil, Gas & Consumable Fuels - 16.3%
Apache Corp.	89,300	9,064
Chevron Corp.	587,900	44,580
ConocoPhillips	569,100	29,121
Exxon Mobil Corp.	944,100	63,236
Marathon Oil Corp. ∧	506,900	16,038
Murphy Oil Corp.	232,200	13,047
Southern Union Co. ∧	205,200	5,206
Sunoco, Inc.	234,700	6,973
Walter Energy, Inc.	83,100	7,668
Personal Products - 0.8%
Herbalife, Ltd.	220,100	10,151
Pharmaceuticals - 3.4%
Eli Lilly & Co. ∧	37,300	1,351
Forest Laboratories, Inc. ‡	157,200	4,930
Johnson & Johnson	177,200	11,553
Merck & Co., Inc.	20,676	772
Pfizer, Inc.	1,262,700	21,656
Real Estate Investment Trusts - 0.9%
HRPT Properties Trust	674,300	5,246
Taubman Centers, Inc.	137,400	5,485
Semiconductors & Semiconductor Equipment - 2.6%
Intel Corp.	873,600	19,446
Texas Instruments, Inc.	452,400	11,070
Specialty Retail - 1.4%
Gap, Inc.	226,900	5,244
Ltd. Brands, Inc.	238,100	5,861
Tractor Supply Co.	92,500	5,370
Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc.	308,400	12,188
Thrifts & Mortgage Finance - 0.9%
Hudson City Bancorp, Inc. ∧	764,100	10,820
Wireless Telecommunication Services - 0.9%
Telephone & Data Systems, Inc. ∧	311,800	10,554

Total Common Stocks (cost $1,049,283)		1,172,312

SECURITIES LENDING COLLATERAL - 1.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.21% ▲	16,725,440	$16,725
Total Securities Lending Collateral (cost $16,725)

	Principal	Value

REPURCHASE AGREEMENT - 1.4%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $17,205 on 04/01/2010. Collateralized by US Treasury Bill, 0.16%, due 07/15/10, with a value of $17,551	$17,205	17,205
Total Repurchase Agreement (cost $17,205)

Total Investment Securities (cost $1,083,213) #		1,206,242
Other Assets and Liabilities - Net		(11,790)

Net Assets		$1,194,452

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Large Value Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $16,356.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 03/31/2010.

#	Aggregate cost for federal income tax purposes is $1,083,213. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $176,533 and $53,504, respectively. Net unrealized appreciation for tax purposes is $123,029.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$114,103	$—	$—	$114,103
Equities — Consumer Staples	66,016	—	—	66,016
Equities — Energy	210,261	—	—	210,261
Equities — Financials	304,264	—	—	304,264
Equities — Health Care	113,378	—	—	113,378
Equities — Industrials	121,095	—	—	121,095
Equities — Information Technology	68,701	—	—	68,701
Equities — Materials	44,413	—	—	44,413
Equities — Telecommunication Services	61,451	—	—	61,451
Equities — Utilities	68,630	—	—	68,630
Cash & Cash Equivalent — Repurchase Agreement	—	17,205	—	17,205
Cash & Cash Equivalent — Securities Lending Collateral	16,725	—	—	16,725

Total	$1,189,037	$17,205	$—	$1,206,242

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Large Core Portfolio
SCHEDULE OF INVESTMENTS
At March 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 99.0%
Aerospace & Defense - 5.0%
General Dynamics Corp.	26,800	$2,069
L-3 Communications Holdings, Inc.	24,900	2,282
Lockheed Martin Corp.	21,100	1,756
Northrop Grumman Corp.	50,500	3,312
Raytheon Co.	57,200	3,267
United Technologies Corp.	16,100	1,185
Air Freight & Logistics - 1.4%
CH Robinson Worldwide, Inc. ∧	19,000	1,061
FedEx Corp.	31,500	2,942
Beverages - 1.0%
Coca-Cola Co. ∧	30,200	1,661
PepsiCo, Inc.	17,300	1,145
Biotechnology - 2.6%
Amgen, Inc. ‡	52,000	3,108
Biogen Idec, Inc. ‡	18,700	1,073
Gilead Sciences, Inc. ‡	70,800	3,219
Capital Markets - 3.6%
Franklin Resources, Inc.	31,100	3,449
Goldman Sachs Group, Inc.	17,900	3,054
T. Rowe Price Group, Inc.	63,500	3,488
Chemicals - 1.1%
Agrium, Inc.	15,800	1,116
E.I. du Pont de Nemours & Co. ∧	50,700	1,888
Commercial Banks - 3.9%
Credicorp, Ltd.	14,800	1,305
PNC Financial Services Group, Inc.	36,500	2,179
Wells Fargo & Co.	238,000	7,407
Communications Equipment - 1.9%
Cisco Systems, Inc. ‡	133,300	3,469
Research In Motion, Ltd. ‡	26,000	1,923
Computers & Peripherals - 5.2%
Apple, Inc. ‡	5,300	1,245
Hewlett-Packard Co.	118,600	6,305
International Business Machines Corp.	18,700	2,398
Seagate Technology ‡	129,200	2,359
Western Digital Corp. ‡	61,600	2,402
Consumer Finance - 0.4%
Capital One Financial Corp. ∧	29,500	1,222
Diversified Consumer Services - 0.4%
Apollo Group, Inc. - Class A ‡	16,100	987
Diversified Financial Services - 1.9%
JPMorgan Chase & Co.	56,800	2,542
NYSE Euronext	92,900	2,751
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	207,300	5,357
BCE, Inc.	68,600	2,013
Verizon Communications, Inc.	35,300	1,095
Electric Utilities - 1.4%
Edison International	76,500	2,614
Entergy Corp.	15,600	1,269
Electronic Equipment & Instruments - 1.2%
Flextronics International, Ltd. ‡	82,900	650
Tyco Electronics, Ltd.	97,100	2,668
Energy Equipment & Services - 0.4%
Noble Corp. ‡	26,900	1,125
Food & Staples Retailing - 2.8%
Safeway, Inc. ∧	79,700	1,981
Sysco Corp.	40,100	1,183
Wal-Mart Stores, Inc.	84,300	4,687
Food Products - 3.1%
Archer-Daniels-Midland Co.	100,700	2,910
Campbell Soup Co. ∧	81,500	2,881
ConAgra Foods, Inc.	127,600	3,199
Health Care Equipment & Supplies - 0.6%
Medtronic, Inc.	38,200	1,720
Health Care Providers & Services - 5.1%
Aetna, Inc.	46,600	1,636
AmerisourceBergen Corp. - Class A	96,800	2,799
Humana, Inc. ‡	24,400	1,141
McKesson Corp.	51,900	3,412
UnitedHealth Group, Inc. ‡	86,900	2,839
WellPoint, Inc. ‡ ∧	34,600	2,228
Hotels, Restaurants & Leisure - 0.4%
Starbucks Corp.	48,700	1,182
Household Durables - 0.8%
Garmin, Ltd. ‡ ∧	56,400	2,170
Household Products - 2.7%
Kimberly-Clark Corp.	22,900	1,440
Procter & Gamble Co.	95,100	6,017
Independent Power Producers & Energy Traders - 0.5%
AES Corp. ‡	117,500	1,293
Industrial Conglomerates - 1.5%
3M Co. ∧	17,000	1,421
Tyco International, Ltd.	74,800	2,861
Insurance - 4.8%
Aflac, Inc.	47,700	2,590
Allstate Corp.	54,300	1,754
Chubb Corp.	59,600	3,090
Progressive Corp.	100,600	1,920
Travelers Cos., Inc.	71,300	3,847
Unum Group ∧	24,600	609
Internet & Catalog Retail - 0.4%
Expedia, Inc. ∧	46,100	1,151
Internet Software & Services - 1.4%
Google, Inc. - Class A ‡	6,700	3,799
IT Services - 1.8%
Computer Sciences Corp. ‡	25,100	1,368
Fiserv, Inc. ‡ ∧	22,200	1,127
Visa, Inc. - Class A	27,800	2,530
Machinery - 0.7%
Dover Corp.	15,900	743
Illinois Tool Works, Inc.	27,700	1,312
Media - 2.9%
Comcast Corp. - Class A	61,500	1,157
DIRECTV - Class A ‡ ∧	116,200	3,929
Time Warner, Inc.	53,700	1,679
Viacom, Inc. - Class B ‡	37,900	1,303

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Large Core Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Metals & Mining - 1.4%
Freeport-McMoRan Copper & Gold, Inc.	14,200	$1,186
Southern Copper Corp. ∧	85,200	2,698
Multiline Retail - 1.5%
Macy’s, Inc.	144,700	3,150
Target Corp. ∧	22,500	1,184
Multi-Utilities - 1.4%
DTE Energy Co. ∧	27,500	1,226
Public Service Enterprise Group, Inc.	59,200	1,747
Sempra Energy	22,000	1,098
Oil, Gas & Consumable Fuels - 10.6%
Apache Corp.	11,000	1,117
Chevron Corp.	93,400	7,083
ConocoPhillips	98,500	5,040
Exxon Mobil Corp.	173,500	11,620
Marathon Oil Corp.	94,700	2,996
Murphy Oil Corp.	34,400	1,933
Paper & Forest Products - 0.4%
International Paper Co.	48,300	1,189
Personal Products - 0.5%
Estee Lauder Cos., Inc. - Class A	20,100	1,304
Pharmaceuticals - 4.5%
Eli Lilly & Co.	29,600	1,072
Forest Laboratories, Inc. ‡	60,900	1,910
Johnson & Johnson	108,500	7,074
Pfizer, Inc.	156,400	2,682
Real Estate Management & Development - 0.5%
Brookfield Asset Management, Inc. - Class A	51,900	1,319
Road & Rail - 0.4%
Union Pacific Corp.	16,500	1,209
Semiconductors & Semiconductor Equipment - 3.5%
Intel Corp.	284,100	6,324
Texas Instruments, Inc.	148,900	3,644
Software - 4.0%
Microsoft Corp.	290,100	8,491
Symantec Corp. ‡	155,800	2,636
Specialty Retail - 1.9%
Bed Bath & Beyond, Inc. ‡	27,800	1,217
Gap, Inc.	112,800	2,606
TJX Cos., Inc.	36,900	1,569
Textiles, Apparel & Luxury Goods - 1.6%
Coach, Inc.	76,000	3,004
Polo Ralph Lauren Corp. ∧	16,700	1,420
Thrifts & Mortgage Finance - 1.0%
Hudson City Bancorp, Inc. ∧	200,300	2,836
Tobacco - 1.5%
Philip Morris International, Inc.	80,400	4,194
Trading Companies & Distributors - 0.4%
WW Grainger, Inc.	10,200	1,103

Total Common Stocks (cost $251,159)		278,149

SECURITIES LENDING COLLATERAL - 1.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.21% ▲	3,858,168	$3,858
Total Securities Lending Collateral (cost $3,858)

	Principal	Value

REPURCHASE AGREEMENT - 1.4%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $3,887 on 04/01/2010. Collateralized by US Treasury Bill, 0.20%, due 09/02/10, with a value of $3,966	$3,887	3,887
Total Repurchase Agreement (cost $3,887)

Total Investment Securities (cost $258,904) #		285,894
Other Assets and Liabilities - Net		(4,928)

Net Assets		$280,966

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Large Core Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $3,774.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 03/31/2010.

#	Aggregate cost for federal income tax purposes is $258,904. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $28,725 and $1,735, respectively. Net unrealized appreciation for tax purposes is $26,990.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$27,708	$—	$—	$27,708
Equities — Consumer Staples	32,602	—	—	32,602
Equities — Energy	30,914	—	—	30,914
Equities — Financials	45,362	—	—	45,362
Equities — Health Care	35,913	—	—	35,913
Equities — Industrials	26,523	—	—	26,523
Equities — Information Technology	53,338	—	—	53,338
Equities — Materials	8,077	—	—	8,077
Equities — Telecommunication Services	8,465	—	—	8,465
Equities — Utilities	9,247	—	—	9,247
Cash & Cash Equivalent — Repurchase Agreement	—	3,887	—	3,887
Cash & Cash Equivalent — Securities Lending Collateral	3,858	—	—	3,858

Total	$282,007	$3,887	$—	$285,894

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Large Growth Portfolio
SCHEDULE OF INVESTMENTS
At March 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Aerospace & Defense - 3.3%
Boeing Co.	156,359	$11,353
General Dynamics Corp.	10,100	780
Honeywell International, Inc.	73,432	3,324
Lockheed Martin Corp.	21,374	1,779
Northrop Grumman Corp.	24,300	1,593
Precision Castparts Corp.	50,518	6,401
Raytheon Co.	76,327	4,360
United Technologies Corp.	148,800	10,953
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	37,900	2,117
FedEx Corp.	28,542	2,666
United Parcel Service, Inc. - Class B	66,200	4,263
Airlines - 0.5%
Copa Holdings SA - Class A	27,300	1,660
Southwest Airlines Co. ∧	354,385	4,685
Auto Components - 0.6%
Goodyear Tire & Rubber Co. ‡ ∧	155,700	1,968
Johnson Controls, Inc.	157,300	5,189
Beverages - 0.9%
Coca-Cola Co.	110,904	6,099
PepsiCo, Inc.	69,569	4,603
Biotechnology - 2.0%
Amgen, Inc. ‡	99,400	5,940
Amylin Pharmaceuticals, Inc. ‡	48,670	1,095
Celgene Corp. ‡	111,100	6,884
Gilead Sciences, Inc. ‡	187,200	8,513
Vertex Pharmaceuticals, Inc. ‡	72,500	2,963
Building Products - 0.2%
Masco Corp.	123,400	1,915
Owens Corning, Inc. ‡	36,500	929
Capital Markets - 3.0%
Ameriprise Financial, Inc.	48,300	2,191
Charles Schwab Corp.	335,100	6,263
Goldman Sachs Group, Inc.	112,043	19,118
Morgan Stanley	267,250	7,828
State Street Corp.	39,872	1,800
Chemicals - 2.0%
Air Products & Chemicals, Inc.	36,900	2,729
Ashland, Inc.	39,000	2,058
Celanese Corp. - Series A	63,300	2,016
E.I. du Pont de Nemours & Co.	60,200	2,242
Ecolab, Inc. ∧	52,000	2,285
Monsanto Co.	35,350	2,525
Nalco Holding Co.	31,300	762
Praxair, Inc.	89,400	7,420
RPM International, Inc.	64,400	1,374
Sigma-Aldrich Corp.	45,300	2,431
Commercial Banks - 0.4%
Commerce Bancshares, Inc.	6,200	255
Itau Unibanco Holding SA ADR	109,786	2,414
Wells Fargo & Co.	63,485	1,976
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	53,100	1,933
Cintas Corp.	66,600	1,871
RR Donnelley & Sons Co.	71,600	1,529
Communications Equipment - 6.3%
Brocade Communications Systems, Inc. ‡	194,900	1,113
Cisco Systems, Inc. ‡	1,623,560	42,261
Emulex Corp. ‡ ∧	325,534	4,323
Juniper Networks, Inc. ‡ ∧	477,798	14,659
QUALCOMM, Inc.	279,726	11,746
Riverbed Technology, Inc. ‡	150,665	4,279
Computers & Peripherals - 13.4%
Apple, Inc. ‡	244,717	57,492
Dell, Inc. ‡	437,136	6,561
Diebold, Inc. ∧	20,300	645
EMC Corp./Massachusetts ‡	620,486	11,194
Hewlett-Packard Co.	404,213	21,484
International Business Machines Corp.	260,773	33,444
NetApp, Inc. ‡	516,208	16,808
QLogic Corp. ‡	515,485	10,464
SanDisk Corp. ‡	256,649	8,888
Western Digital Corp. ‡	10,400	405
Consumer Finance - 0.3%
American Express Co.	49,200	2,030
Capital One Financial Corp. ∧	47,000	1,946
Containers & Packaging - 0.2%
Ball Corp.	8,200	438
Owens-Illinois, Inc. ‡	49,000	1,741
Diversified Consumer Services - 0.6%
Apollo Group, Inc. - Class A ‡ ∧	53,878	3,302
ITT Educational Services, Inc. ‡ ∧	25,190	2,833
Weight Watchers International, Inc. ∧	46,800	1,195
Diversified Financial Services - 0.6%
JPMorgan Chase & Co.	157,600	7,052
NYSE Euronext	36,800	1,090
Diversified Telecommunication Services - 0.1%
Brasil Telecom SA ADR ‡ ∧	28,837	550
TW Telecom, Inc. - Class A ‡	49,400	897
Electric Utilities - 0.2%
DPL, Inc.	37,200	1,011
NV Energy, Inc.	93,000	1,147
Electrical Equipment - 0.8%
Emerson Electric Co.	153,726	7,738
Hubbell, Inc. — Class B	29,100	1,468
Thomas & Betts Corp. ‡	20,900	820
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc. ‡	124,800	4,292
Arrow Electronics, Inc. ‡	47,300	1,425
Jabil Circuit, Inc.	19,400	314
Molex, Inc.	34,800	726
Energy Equipment & Services - 1.7%
Baker Hughes, Inc. ∧	80,213	3,757
Oceaneering International, Inc. ‡	72,914	4,629
Schlumberger, Ltd.	204,178	12,958
Smith International, Inc.	9,492	406

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Large Growth Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	139,900	$8,353
Sysco Corp.	89,088	2,628
Walgreen Co. ∧	55,600	2,062
Wal-Mart Stores, Inc.	164,636	9,154
Whole Foods Market, Inc. ‡ ∧	36,700	1,327
Food Products - 1.1%
Archer-Daniels-Midland Co.	74,500	2,153
Dean Foods Co. ‡ ∧	54,700	858
Kraft Foods, Inc. - Class A	140,500	4,249
Mead Johnson Nutrition Co. - Class A	36,400	1,894
Unilever PLC	149,300	4,384
Health Care Equipment & Supplies - 2.9%
Alcon, Inc.	42,750	6,907
Baxter International, Inc.	150,200	8,742
CR Bard, Inc.	36,059	3,123
Hologic, Inc. ‡	114,432	2,122
Hospira, Inc. ‡	42,921	2,431
Intuitive Surgical, Inc. ‡	4,623	1,609
Inverness Medical Innovations, Inc. ‡	13,800	538
Medtronic, Inc.	252,649	11,377
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp. - Class A	91,576	2,648
Coventry Health Care, Inc. ‡	54,000	1,335
Express Scripts, Inc. ‡	42,900	4,366
Henry Schein, Inc. ‡	14,500	854
Humana, Inc. ‡	43,822	2,050
Laboratory Corp. of America Holdings ‡	45,915	3,476
McKesson Corp.	39,115	2,571
Medco Health Solutions, Inc. ‡	234,800	15,158
WellPoint, Inc. ‡	70,803	4,558
Hotels, Restaurants & Leisure - 2.0%
Bally Technologies, Inc. ‡	50,879	2,063
Las Vegas Sands Corp. ‡ ∧	259,134	5,481
Marriott International, Inc. - Class A	167,050	5,265
McDonald’s Corp.	102,374	6,830
Starbucks Corp. ‡	232,087	5,633
Household Durables - 0.3%
Leggett & Platt, Inc.	98,500	2,132
Newell Rubbermaid, Inc.	52,400	796
Snap-On, Inc.	17,600	763
Household Products - 1.4%
Clorox Co.	27,000	1,732
Colgate-Palmolive Co.	91,600	7,810
Kimberly-Clark Corp.	13,700	861
Procter & Gamble Co.	120,500	7,624
Independent Power Producers & Energy Traders - 0.1%
AES Corp. ‡	75,700	833
Industrial Conglomerates - 1.1%
3M Co.	48,800	4,078
Carlisle Cos., Inc.	38,200	1,455
General Electric Co.	365,929	6,661
McDermott International, Inc. ‡	66,400	1,787
Insurance - 1.6%
Aflac, Inc. ∧	51,300	2,785
Endurance Specialty Holdings, Ltd.	24,600	914
Genworth Financial, Inc. - Class A ‡	75,100	1,377
Lincoln National Corp.	279,296	8,575
Principal Financial Group, Inc.	90,400	2,641
Prudential Financial, Inc.	45,900	2,777
Reinsurance Group of America, Inc. - Class A	16,000	840
Internet & Catalog Retail - 2.6%
Amazon.com, Inc. ‡	190,565	25,865
Expedia, Inc.	209,890	5,239
priceline.com, Inc. ‡	6,800	1,734
Internet Software & Services - 4.6%
Baidu, Inc. ADR ‡	7,159	4,274
eBay, Inc. ‡	244,954	6,602
Google, Inc. - Class A ‡	72,050	40,853
Netease.com ADR ‡ ∧	71,501	2,536
Sohu.com, Inc. ‡	10,557	576
Tencent Holdings, Ltd.	178,100	3,572
IT Services - 2.8%
Automatic Data Processing, Inc.	63,600	2,828
Cognizant Technology Solutions Corp. - Class A ‡	36,100	1,840
Fiserv, Inc. ‡	17,800	904
Mastercard, Inc. - Class A	48,309	12,270
Visa, Inc. - Class A	170,676	15,537
Western Union Co.	133,199	2,259
Leisure Equipment & Products - 0.1%
Mattel, Inc.	57,900	1,317
Life Sciences Tools & Services - 0.8%
Illumina, Inc. ‡	61,000	2,373
Life Technologies Corp. ‡	29,983	1,567
PerkinElmer, Inc.	34,200	817
Techne Corp.	21,000	1,337
Waters Corp. ‡	66,991	4,526
Machinery - 3.8%
Caterpillar, Inc.	172,885	10,867
Crane Co.	44,500	1,580
Cummins, Inc.	141,329	8,755
Dover Corp.	100,255	4,687
Illinois Tool Works, Inc.	111,390	5,275
Ingersoll-Rand PLC ∧	125,374	4,372
ITT Corp.	21,100	1,131
Joy Global, Inc.	57,946	3,280
Parker Hannifin Corp.	105,352	6,820
Media - 1.7%
Comcast Corp. - Class A ∧	84,364	1,588
DIRECTV - Class A ‡	59,000	1,995
Omnicom Group, Inc.	142,608	5,535
Scripps Networks Interactive, Inc. - Class A	50,430	2,237
Walt Disney Co.	277,312	9,680
Metals & Mining - 0.8%
Alcoa, Inc. ∧	143,000	2,036
Nucor Corp.	137,122	6,222
Southern Copper Corp.	49,844	1,579

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Large Growth Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Multiline Retail - 0.8%
Dollar General Corp. ‡	84,761	$2,140
Kohl’s Corp. ‡	17,900	981
Target Corp. ∧	125,300	6,591
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	90,400	1,298
Integrys Energy Group, Inc.	23,500	1,113
Oil, Gas & Consumable Fuels - 3.1%
Consol Energy, Inc.	37,600	1,604
Exxon Mobil Corp.	98,293	6,584
Noble Energy, Inc.	31,952	2,332
Occidental Petroleum Corp.	176,897	14,956
Quicksilver Resources, Inc. ‡ ∧	74,900	1,054
Southwestern Energy Co. ‡	169,190	6,889
St. Mary Land & Exploration Co.	21,100	734
Valero Energy Corp.	243,968	4,806
Personal Products - 0.3%
Avon Products, Inc.	49,400	1,673
Herbalife, Ltd.	44,300	2,043
Pharmaceuticals - 4.5%
Abbott Laboratories	89,658	4,723
Bristol-Myers Squibb Co. ∧	131,450	3,510
Eli Lilly & Co.	201,019	7,281
Johnson & Johnson	171,735	11,197
Merck & Co., Inc.	74,690	2,790
Mylan, Inc. ‡ ∧	160,700	3,649
Novartis AG ADR	37,400	2,023
Roche Holding AG ADR	99,900	4,048
Shire PLC ADR	78,100	5,151
Teva Pharmaceutical Industries, Ltd. ADR	140,100	8,838
Valeant Pharmaceuticals International ‡ ∧	43,900	1,884
Road & Rail - 0.9%
JB Hunt Transport Services, Inc.	36,800	1,320
Norfolk Southern Corp.	29,100	1,626
Union Pacific Corp.	121,800	8,929
Semiconductors & Semiconductor Equipment - 4.8%
Advanced Micro Devices, Inc. ‡	48,700	451
Altera Corp. ∧	381,008	9,262
Analog Devices, Inc.	145,471	4,192
Atheros Communications, Inc. ‡	50,624	1,960
Cree, Inc. ‡	2,027	142
Intel Corp.	806,916	17,963
Intersil Corp. - Class A	459,264	6,779
Microchip Technology, Inc. ∧	24,100	679
National Semiconductor Corp.	38,200	552
Novellus Systems, Inc. ‡	32,000	800
Texas Instruments, Inc.	230,127	5,631
Xilinx, Inc.	457,031	11,654
Software - 8.4%
Adobe Systems, Inc. ‡	285,900	10,112
BMC Software, Inc. ‡	103,501	3,933
CA, Inc.	32,500	763
Check Point Software Technologies ‡	114,664	4,020
Longtop Financial Technologies, Ltd. ADR ‡	62,767	2,022
Microsoft Corp.	1,717,033	50,258
Oracle Corp.	677,322	17,400
Salesforce.com, Inc. ‡ ∧	77,410	5,763
Shanda Interactive Entertainment, Ltd. ADR ‡	49,429	2,155
Solarwinds, Inc. ‡ ∧	79,700	1,726
Synopsys, Inc. ‡	43,835	981
VMware, Inc. - Class A ‡	114,194	6,087
Specialty Retail - 3.3%
Abercrombie & Fitch Co. - Class A ∧	46,380	2,117
Advance Auto Parts, Inc.	67,585	2,833
Best Buy Co., Inc.	37,900	1,612
Buckle, Inc. ∧	73,258	2,693
GameStop Corp. - Class A ‡ ∧	24,800	543
Gap, Inc.	84,200	1,946
Guess?, Inc.	72,933	3,426
Home Depot, Inc.	118,200	3,824
Limited Brands, Inc.	61,700	1,519
Ross Stores, Inc. ∧	74,438	3,980
Staples, Inc.	184,600	4,318
Tiffany & Co.	73,200	3,476
TJX Cos., Inc.	135,303	5,754
Urban Outfitters, Inc. ‡	95,116	3,617
Williams-Sonoma, Inc.	47,100	1,238
Textiles, Apparel & Luxury Goods - 1.3%
Coach, Inc.	148,413	5,865
Nike, Inc. - Class B	144,300	10,606
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc. ∧	94,100	1,332
Tobacco - 0.6%
Philip Morris International, Inc.	154,402	8,054
Trading Companies & Distributors - 0.2%
WW Grainger, Inc.	22,400	2,422
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. ‡	33,700	1,404

Total Common Stocks (cost $1,060,826)		1,253,319

SECURITIES LENDING COLLATERAL - 1.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.21% ▲	14,559,153	14,559
Total Securities Lending Collateral (cost $14,559)

	Principal	Value

REPURCHASE AGREEMENT - 0.0%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $623 on 04/01/2010. Collateralized by US Treasury Bill, 0.14%, due 07/08/10, with a value of $640	$623	623
Total Repurchase Agreement (cost $623)

Total Investment Securities (cost $1,076,008) #		1,268,501

Other Assets and Liabilities - Net		(10,705)

Net Assets		$1,257,796

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Large Growth Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts except share amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

∧	All or a portion of this security is on loan. The value of all securities on loan is $14,214.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 03/31/2010.

#	Aggregate cost for federal income tax purposes is $1,076,008. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $200,397 and $7,904, respectively. Net unrealized appreciation for tax purposes is $192,493.

DEFINITIONS:

ADR	American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$167,719	$—	$—	$167,719
Equities — Consumer Staples	77,561	—	—	77,561
Equities — Energy	60,709	—	—	60,709
Equities — Financials	75,204	—	—	75,204
Equities — Health Care	164,974	—	—	164,974
Equities — Industrials	149,182	—	—	149,182
Equities — Information Technology	500,112	—	—	500,112
Equities — Materials	37,858	—	—	37,858
Equities — Telecommunication Services	14,597	—	—	14,597
Equities — Utilities	5,403	—	—	5,403
Cash & Cash Equivalent — Repurchase Agreement	—	623	—	623
Cash & Cash Equivalent — Securities Lending Collateral	14,559	—	—	14,559

Total	$1,267,878	$623	$—	$1,268,501

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Mid Value Portfolio
SCHEDULE OF INVESTMENTS
At March 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 95.8%
Aerospace & Defense - 1.6%
Alliant Techsystems, Inc. ‡ ∧	30,300	$2,463
L-3 Communications Holdings, Inc. ∧	53,000	4,856
Precision Castparts Corp.	48,900	6,197
Auto Components - 0.4%
WABCO Holdings, Inc. ‡	110,700	3,312
Beverages - 2.3%
Brown-Forman Corp. - Class B ∧	47,600	2,830
Coca-Cola Enterprises, Inc. ∧	408,100	11,288
Molson Coors Brewing Co. - Class B	144,000	6,057
Capital Markets - 4.1%
Affiliated Managers Group, Inc. ‡ ∧	22,500	1,778
Ameriprise Financial, Inc.	233,400	10,586
Northern Trust Corp. ∧	43,100	2,382
State Street Corp. ∧	180,050	8,127
T. Rowe Price Group, Inc.	66,100	3,631
TD Ameritrade Holding Corp. ‡ ∧	427,800	8,154
Chemicals - 4.4%
Air Products & Chemicals, Inc.	118,000	8,727
Airgas, Inc. ∧	22,300	1,419
Albemarle Corp.	131,700	5,614
Celanese Corp. - Series A ∧	138,000	4,395
FMC Corp. ∧	109,600	6,635
PPG Industries, Inc. ∧	71,200	4,656
Sigma-Aldrich Corp.	95,400	5,119
Commercial Banks - 4.6%
Bancorpsouth, Inc. ∧	85,700	1,796
BB&T Corp. ∧	142,700	4,622
City National Corp. ∧	43,800	2,364
Cullen/Frost Bankers, Inc. ∧	53,600	2,991
Fifth Third Bancorp ∧	313,400	4,259
KeyCorp	287,100	2,225
M&T Bank Corp. ∧	87,400	6,938
SunTrust Banks, Inc. ∧	276,100	7,397
TCF Financial Corp. ∧	207,400	3,306
Wilmington Trust Corp. ∧	65,200	1,080
Zions Bancorporation ∧	83,000	1,811
Commercial Services & Supplies - 1.7%
Avery Dennison Corp.	147,000	5,352
Republic Services, Inc. - Class A	301,200	8,741
Computers & Peripherals - 0.8%
Seagate Technology ‡ ∧	387,500	7,076
Construction & Engineering - 1.4%
Fluor Corp. ∧	123,800	5,758
URS Corp. ‡ ∧	128,400	6,370
Construction Materials - 0.3%
Martin Marietta Materials, Inc. ∧	15,200	1,270
Vulcan Materials Co. ∧	30,900	1,460
Containers & Packaging - 1.8%
Ball Corp.	113,000	6,032
Crown Holdings, Inc. ‡	347,300	9,363
Distributors - 0.6%
Genuine Parts Co. ∧	119,100	5,031
Diversified Consumer Services - 0.4%
H&R Block, Inc. ∧	202,900	3,612
Diversified Financial Services - 1.8%
Invesco, Ltd. ∧	391,200	8,571
NYSE Euronext	212,500	6,292
Diversified Telecommunication Services - 0.7%
CenturyTel, Inc. ∧	130,800	4,638
Windstream Corp. ∧	135,000	1,470
Electric Utilities - 3.3%
American Electric Power Co., Inc.	180,800	6,180
DPL, Inc. ∧	198,000	5,384
Entergy Corp. ∧	97,700	7,948
Westar Energy, Inc. ∧	237,300	5,292
Wisconsin Energy Corp.	85,900	4,244
Electrical Equipment - 2.0%
AMETEK, Inc.	21,700	900
Cooper Industries PLC - Class A	241,500	11,578
Roper Industries, Inc. ∧	70,500	4,078
Electronic Equipment & Instruments - 1.7%
Amphenol Corp. - Class A ∧	107,400	4,531
Arrow Electronics, Inc. ‡	118,300	3,564
Tyco Electronics, Ltd.	234,600	6,447
Energy Equipment & Services - 1.8%
Baker Hughes, Inc. ∧	157,400	7,373
Weatherford International, Ltd. ‡ ∧	474,900	7,532
Food & Staples Retailing - 0.8%
Safeway, Inc. ∧	264,100	6,566
Food Products - 1.3%
JM Smucker Co.	94,000	5,664
McCormick & Co., Inc. ∧	139,050	5,334
Gas Utilities - 2.1%
Energen Corp.	154,700	7,198
EQT Corp. ∧	126,900	5,203
Oneok, Inc. ∧	110,400	5,040
Health Care Equipment & Supplies - 6.0%
Becton, Dickinson and Co. ∧	84,400	6,645
CR Bard, Inc. ∧	119,450	10,347
St. Jude Medical, Inc. ‡	285,900	11,736
Stryker Corp. ∧	164,600	9,418
Zimmer Holdings, Inc. ‡	217,300	12,864
Health Care Providers & Services - 2.2%
Community Health Systems, Inc. ‡ ∧	124,700	4,605
Coventry Health Care, Inc. ‡	162,400	4,015
Lincare Holdings, Inc. ‡ ∧	182,600	8,195
VCA Antech, Inc. ‡ ∧	71,900	2,015
Hotels, Restaurants & Leisure - 1.2%
Darden Restaurants, Inc. ∧	63,799	2,842
Marriott International, Inc. - Class A ∧	91,866	2,896
Yum! Brands, Inc. ∧	112,600	4,315
Household Durables - 2.8%
Fortune Brands, Inc.	124,700	6,049
Jarden Corp.	84,400	2,810
Snap-On, Inc.	83,100	3,602
Stanley Black & Decker, Inc.	196,700	11,292
Household Products - 0.7%
Clorox Co. ∧	49,000	3,143
Energizer Holdings, Inc. ‡	47,700	2,994
Industrial Conglomerates - 1.9%
Carlisle Cos., Inc.	62,700	2,389
Tyco International, Ltd.	366,600	14,022

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Mid Value Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Insurance - 8.0%
AON Corp. ∧	229,400	$9,799
Assurant, Inc.	135,300	4,652
Cincinnati Financial Corp. ∧	240,200	6,942
Loews Corp.	179,800	6,703
Old Republic International Corp. ∧	655,700	8,314
OneBeacon Insurance Group, Ltd. - Class A ∧	139,800	2,412
Principal Financial Group, Inc. ∧	184,800	5,398
Symetra Financial Corp. ‡ ∧	51,500	679
Transatlantic Holdings, Inc. ∧	99,800	5,269
Unum Group	213,500	5,288
WR Berkley Corp. ∧	166,500	4,344
XL Capital, Ltd. - Class A ∧	492,600	9,310
Internet & Catalog Retail - 0.4%
Expedia, Inc. ∧	144,800	3,614
IT Services - 1.0%
Western Union Co. ∧	488,200	8,280
Leisure Equipment & Products - 0.7%
Hasbro, Inc. ∧	146,600	5,612
Media - 3.9%
Cablevision Systems Corp. - Class A ∧	106,700	2,576
Gannett Co., Inc. ∧	161,100	2,661
Madison Square Garden, Inc. - Class A ‡	33,125	720
Omnicom Group, Inc.	212,200	8,235
Scripps Networks Interactive, Inc. - Class A ∧	52,300	2,320
Viacom, Inc. - Class B ‡	365,100	12,551
Washington Post Co. - Class B ∧	8,300	3,687
Metals & Mining - 1.0%
Allegheny Technologies, Inc. ∧	164,900	8,903
Multi-Utilities - 3.2%
CMS Energy Corp. ∧	795,000	12,290
NSTAR	102,500	3,631
PG&E Corp. ∧	120,100	5,095
Xcel Energy, Inc. ∧	282,000	5,978
Oil, Gas & Consumable Fuels - 4.2%
CVR Energy, Inc. ‡ ∧	117,300	1,026
Denbury Resources, Inc. ‡	275,700	4,651
Devon Energy Corp.	87,900	5,663
Kinder Morgan Management LLC ‡ ∧	96,855	5,678
Nexen, Inc.	265,200	6,553
Teekay Corp. ∧	163,300	3,713
Williams Cos., Inc.	381,600	8,815
Personal Products - 0.6%
Mead Johnson Nutrition Co. - Class A	93,800	4,880
Professional Services - 1.5%
Dun & Bradstreet Corp. ∧	50,900	3,788
Manpower, Inc.	159,550	9,113
Real Estate Investment Trusts - 2.2%
Kimco Realty Corp. ∧	304,000	4,754
Public Storage ∧	24,900	2,291
Regency Centers Corp. ∧	96,500	3,616
Ventas, Inc. ∧	67,500	3,205
Vornado Realty Trust	58,837	4,454
Real Estate Management & Development - 0.7%
Brookfield Properties Corp.	250,300	3,845
CB Richard Ellis Group, Inc. - Class A ‡	145,200	2,301
Semiconductors & Semiconductor Equipment - 1.8%
Analog Devices, Inc.	137,300	3,957
Avago Technologies, Ltd. ‡	103,899	2,136
LSI Corp. ‡	1,534,900	9,394
Software - 4.8%
BMC Software, Inc. ‡	251,200	9,545
Electronic Arts, Inc. ‡	335,800	6,266
Jack Henry & Associates, Inc. ∧	190,100	4,574
Parametric Technology Corp. ‡ ∧	331,250	5,979
Sybase, Inc. ‡ ∧	88,400	4,121
Symantec Corp. ‡	366,800	6,206
Synopsys, Inc. ‡ ∧	171,600	3,839
Specialty Retail - 3.6%
AutoNation, Inc. ‡ ∧	124,400	2,249
AutoZone, Inc. ‡ ∧	23,400	4,050
Bed Bath & Beyond, Inc. ‡ ∧	82,200	3,597
Gap, Inc.	322,300	7,449
Sherwin-Williams Co. ∧	43,400	2,937
Staples, Inc. ∧	91,000	2,128
Tiffany & Co. ∧	77,100	3,661
TJX Cos., Inc.	100,200	4,262
Textiles, Apparel & Luxury Goods - 0.9%
Phillips-Van Heusen Corp. ∧	29,900	1,715
V.F. Corp. ∧	77,800	6,236
Thrifts & Mortgage Finance - 1.4%
People’s United Financial, Inc. ∧	744,549	11,645
Tobacco - 0.3%
Lorillard, Inc.	32,300	2,430
Water Utilities - 0.4%
American Water Works Co., Inc. ∧	140,600	3,059
Wireless Telecommunication Services - 0.5%
Telephone & Data Systems, Inc. - Class L	135,763	4,051

Total Common Stocks (cost $714,015)		813,396

SECURITIES LENDING COLLATERAL - 11.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.21% ▲	96,334,994	96,335
Total Securities Lending Collateral (cost $96,335)

	Principal	Value

REPURCHASE AGREEMENT - 4.1%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $34,741 on 04/01/2010. Collateralized by various US Treasury Bills, 0.20%–0.22%, due 09/02/10–09/09/10, with a total value of $35,441	$34,741	34,741
Total Repurchase Agreement (cost $34,741)

Total Investment Securities (cost $845,091) #		944,472
Other Assets and Liabilities - Net		(96,032)

Net Assets		$848,440

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Mid Value Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts except share amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

∧	All or a portion of this security is on loan. The value of all securities on loan is $94,091.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 03/31/2010.

#	Aggregate cost for federal income tax purposes is $845,091. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $105,953 and $6,572, respectively. Net unrealized appreciation for tax purposes is $99,381.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$126,021	$—	$—	$126,021
Equities — Consumer Staples	51,186	—	—	51,186
Equities — Energy	51,004	—	—	51,004
Equities — Financials	193,531	—	—	193,531
Equities — Health Care	69,840	—	—	69,840
Equities — Industrials	85,605	—	—	85,605
Equities — Information Technology	85,915	—	—	85,915
Equities — Materials	63,593	—	—	63,593
Equities — Telecommunication Services	10,159	—	—	10,159
Equities — Utilities	76,542	—	—	76,542
Cash & Cash Equivalent — Repurchase Agreement	—	34,741	—	34,741
Cash & Cash Equivalent — Securities Lending Collateral	96,335	—	—	96,335

Total	$909,731	$34,741	$—	$944,472

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Mid Growth Portfolio
SCHEDULE OF INVESTMENTS
At March 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 99.0%
Aerospace & Defense - 2.1%
BE Aerospace, Inc. ‡	172,000	$5,237
Auto Components - 6.1%
Autoliv, Inc. ‡	49,000	2,525
BorgWarner, Inc. ‡ ∧	127,620	4,873
Gentex Corp. ∧	293,840	5,706
Lear Corp. ‡	32,000	2,539
Capital Markets - 2.0%
T. Rowe Price Group, Inc.	92,035	5,055
Chemicals - 2.2%
Albemarle Corp.	131,000	5,585
Communications Equipment - 3.3%
F5 Networks, Inc. ‡	134,821	8,293
Computers & Peripherals - 3.4%
Lexmark International, Inc. - Class A ‡ ∧	84,000	3,031
SanDisk Corp. ‡	164,075	5,682
Consumer Finance - 2.1%
Capital One Financial Corp. ∧	128,340	5,315
Containers & Packaging - 2.0%
Packaging Corp. of America	209,585	5,158
Electrical Equipment - 1.4%
Rockwell Automation, Inc.	62,000	3,494
Electronic Equipment & Instruments - 4.3%
Dolby Laboratories, Inc. - Class A ‡ ∧	110,795	6,500
Plexus Corp. ‡	120,000	4,324
Energy Equipment & Services - 3.1%
Cameron International Corp. ‡	96,195	4,123
Core Laboratories NV ∧	29,000	3,793
Food & Staples Retailing - 1.7%
Whole Foods Market, Inc. ‡ ∧	116,668	4,218
Food Products - 1.6%
Green Mountain Coffee Roasters, Inc. ‡	43,000	4,163
Health Care Equipment & Supplies - 2.4%
Edwards Lifesciences Corp. ‡	31,990	3,163
Intuitive Surgical, Inc. ‡	8,688	3,025
Health Care Providers & Services - 2.4%
Emergency Medical Services Corp. - Class A ‡	54,833	3,101
Express Scripts, Inc. ‡	28,359	2,886
Health Care Technology - 1.4%
Cerner Corp. ‡ ∧	42,055	3,577
Hotels, Restaurants & Leisure - 7.5%
Chipotle Mexican Grill, Inc. ‡ ∧	31,790	3,582
Ctrip.com International, Ltd. ADR ‡	87,300	3,422
Live Nation Entertainment, Inc. ‡	176,000	2,552
Panera Bread Co. - Class A ‡ ∧	62,620	4,790
Starwood Hotels & Resorts Worldwide, Inc.	103,000	4,803
Household Durables - 2.3%
Harman International Industries, Inc. ‡	125,240	5,859
Internet & Catalog Retail - 2.3%
Netflix, Inc. ‡ ∧	42,000	3,097
priceline.com, Inc. ‡ ∧	11,000	2,805
Internet Software & Services - 4.8%
Baidu, Inc. ADR ‡	4,913	2,933
Equinix, Inc. ‡	42,163	4,104
VistaPrint NV ‡ ∧	89,220	5,107
IT Services - 3.6%
Acxiom Corp. ‡	214,000	3,839
Cognizant Technology Solutions Corp. - Class A ‡	105,765	5,392
Machinery - 1.7%
Bucyrus International, Inc. - Class A ∧	64,550	4,260
Media - 1.0%
Lamar Advertising Co. - Class A ‡	76,000	2,611
Metals & Mining - 3.9%
Allegheny Technologies, Inc. ∧	100,400	5,420
Cliffs Natural Resources, Inc.	60,000	4,257
Oil, Gas & Consumable Fuels - 4.3%
Brigham Exploration Co. ‡ ∧	265,722	4,238
Denbury Resources, Inc. ‡	157,000	2,649
Whiting Petroleum Corp. ‡	49,875	4,032
Personal Products - 1.8%
Estee Lauder Cos., Inc. - Class A	68,783	4,462
Pharmaceuticals - 3.5%
Perrigo Co.	44,000	2,584
Shire PLC ADR	94,565	6,237
Road & Rail - 2.4%
Kansas City Southern ‡	174,500	6,312
Semiconductors & Semiconductor Equipment - 4.5%
Cree, Inc. ‡ ∧	100,995	7,092
NVIDIA Corp. ‡	249,420	4,335
Software - 4.2%
ANSYS, Inc. ‡ ∧	124,625	5,376
Salesforce.com, Inc. ‡ ∧	72,235	5,378
Specialty Retail - 4.6%
Dress Barn, Inc. ‡ ∧	188,015	4,918
RadioShack Corp. ∧	182,170	4,123
TJX Cos., Inc.	59,370	2,524
Textiles, Apparel & Luxury Goods - 3.6%
Coach, Inc.	111,700	4,414
Fossil, Inc. ‡ ∧	122,474	4,623
Wireless Telecommunication Services - 1.5%
Crown Castle International Corp. ‡	96,634	3,694

Total Common Stocks (cost $210,442)		251,190

SECURITIES LENDING COLLATERAL - 9.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.21% ▲	24,031,623	24,032
Total Securities Lending Collateral (cost $24,032)

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Mid Growth Portfolio
SCHEDULE OF INVESTMENTS
At March 31, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

REPURCHASE AGREEMENT - 1.8%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $4,603 on 04/01/2010. Collateralized by US Treasury Bill, 0.22%, due 09/16/10, with a value of $4,700	$4,603	$4,603
Total Repurchase Agreement (cost $4,603)

Total Investment Securities (cost $239,077) #		279,825

Other Assets and Liabilities - Net		(26,243)

Net Assets		$253,582

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

∧	All or a portion of this security is on loan. The value of all securities on loan is $23,501.

▲	Rate shown reflects the yield at 03/31/2010.

#	Aggregate cost for federal income tax purposes is $239,077. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $40,945 and $197, respectively. Net unrealized appreciation for tax purposes is $40,748.

DEFINITIONS:

ADR	American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$69,765	$—	$—	$69,765
Equities — Consumer Staples	12,843	—	—	12,843
Equities — Energy	18,835	—	—	18,835
Equities — Financials	10,370	—	—	10,370
Equities — Health Care	24,573	—	—	24,573
Equities — Industrials	19,303	—	—	19,303
Equities — Information Technology	71,387	—	—	71,387
Equities — Materials	20,420	—	—	20,420
Equities — Telecommunication Services	3,694	—	—	3,694
Cash & Cash Equivalent — Repurchase Agreement	—	4,603	—	4,603
Cash & Cash Equivalent — Securities Lending Collateral	24,032	—	—	24,032

Total	$275,222	$4,603	$–	$279,825

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Small Value Portfolio
SCHEDULE OF INVESTMENTS
At March 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.7%
Aerospace & Defense - 1.1%
Ducommun, Inc. §	73,522	$1,545
Auto Components - 2.7%
BorgWarner, Inc. ‡ ∧	103,183	3,940
Building Products - 1.6%
Universal Forest Products, Inc. ∧	62,872	2,422
Capital Markets - 2.7%
Stifel Financial Corp. ‡ ∧	73,489	3,950
Chemicals - 2.0%
NewMarket Corp. ∧	28,745	2,960
Commercial Banks - 2.6%
Umpqua Holdings Corp. ∧	285,030	3,779
Communications Equipment - 1.7%
Comtech Telecommunications Corp. ‡ ∧	79,925	2,557
Construction & Engineering - 1.8%
EMCOR Group, Inc. ‡	104,775	2,581
Consumer Finance - 3.1%
Ezcorp, Inc. - Class A ‡	223,353	4,601
Containers & Packaging - 2.5%
Silgan Holdings, Inc. ∧	60,914	3,669
Diversified Consumer Services - 2.1%
Service Corp. International ∧	331,214	3,041
Diversified Financial Services - 0.8%
SWS Group, Inc. ∧	105,505	1,216
Electric Utilities - 1.7%
UIL Holdings Corp.	90,940	2,501
Electronic Equipment & Instruments - 1.6%
MTS Systems Corp.	78,631	2,283
Energy Equipment & Services - 4.1%
TETRA Technologies, Inc. ‡	269,304	3,291
Tidewater, Inc. ∧	58,924	2,785
Food & Staples Retailing - 1.9%
Weis Markets, Inc. § ∧	76,176	2,770
Food Products - 3.1%
American Italian Pasta Co. - Class A ‡	118,179	4,593
Gas Utilities - 1.9%
National Fuel Gas Co. ∧	55,905	2,826
Health Care Equipment & Supplies - 1.7%
West Pharmaceutical Services, Inc. ∧	60,649	2,544
Health Care Providers & Services - 5.4%
LHC Group, Inc. ‡ ∧	86,063	2,886
Magellan Health Services, Inc. ‡	79,129	3,441
Owens & Minor, Inc.	32,680	1,516
Hotels, Restaurants & Leisure - 1.0%
Marcus Corp. §	107,961	1,402
Household Durables - 3.1%
Helen of Troy, Ltd. ‡ ∧	178,165	4,643
Insurance - 4.5%
Hanover Insurance Group, Inc. ∧	78,200	3,410
RLI Corp. ∧	56,568	3,226
Machinery - 8.2%
CIRCOR International, Inc. ∧	67,683	2,248
Oshkosh Corp. ‡	87,324	3,522
Wabtec Corp.	69,474	2,926
Watts Water Technologies, Inc. - Class A	110,880	3,444
Oil, Gas & Consumable Fuels - 6.5%
Penn Virginia Corp.	110,847	2,716
Swift Energy Co. ‡	132,048	4,060
World Fuel Services Corp. ∧	99,567	2,652
Pharmaceuticals - 3.0%
Perrigo Co. ∧	75,446	4,430
Professional Services - 1.0%
Exponent, Inc. ‡	50,828	1,450
Real Estate Investment Trusts - 5.5%
Healthcare Realty Trust, Inc. ∧	113,601	2,646
National Retail Properties, Inc. ∧	113,236	2,585
Rayonier, Inc. ∧	65,028	2,955
Semiconductors & Semiconductor Equipment - 2.2%
Omnivision Technologies, Inc. ‡ ∧	186,326	3,201
Specialty Retail - 5.8%
Childrens Place Retail Stores, Inc. ‡	33,012	1,471
Group 1 Automotive, Inc. ‡ ∧	99,168	3,159
JOS A. Bank Clothiers, Inc. ‡ ∧	73,655	4,025
Textiles, Apparel & Luxury Goods - 3.6%
Deckers Outdoor Corp. ‡ ∧	38,918	5,371
Thrifts & Mortgage Finance - 4.3%
Brookline Bancorp, Inc. ∧	252,118	2,683
Washington Federal, Inc. ∧	177,932	3,615
Trading Companies & Distributors - 2.0%
Applied Industrial Technologies, Inc. ∧	116,321	2,890
Water Utilities - 1.9%
American States Water Co. ∧	79,262	2,750

Total Common Stocks (cost $125,654)		145,177

SECURITIES LENDING COLLATERAL - 11.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.21% ▲	17,130,913	17,131
Total Securities Lending Collateral (cost $17,131)

	Principal	Value

REPURCHASE AGREEMENT - 1.2%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $1,758 on 04/01/2010. Collateralized by US Treasury Bill, 0.20%, due 09/02/10, with a value of $1,798	$1,758	1,758
Total Repurchase Agreement (cost $1,758)

Total Investment Securities (cost $144,543) #		164,066
Other Assets and Liabilities - Net		(17,111)

Net Assets		$146,955

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Small Value Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

§	Illiquid. These securities aggregated $5,717, or 3.89%, of the Portfolio’s net assets.

‡	Non-income producing security.

∧	All or a portion of this security is on loan. The value of all securities on loan is $16,712.

▲	Rate shown reflects the yield at 03/31/2010.

#	Aggregate cost for federal income tax purposes is $144,543. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $21,167 and $1,644, respectively. Net unrealized appreciation for tax purposes is $19,523.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Consumer Discretionary	$27,052	$—	$—	$27,052
Equities — Consumer Staples	7,363	—	—	7,363
Equities — Energy	15,504	—	—	15,504
Equities — Financials	34,666	—	—	34,666
Equities — Health Care	14,817	—	—	14,817
Equities — Industrials	23,028	—	—	23,028
Equities — Information Technology	8,041	—	—	8,041
Equities — Materials	6,629	—	—	6,629
Equities — Utilities	8,077	—	—	8,077
Cash & Cash Equivalent — Repurchase Agreement	—	1,758	—	1,758
Cash & Cash Equivalent — Securities Lending Collateral	17,131	—	—	17,131

Total	$162,308	$1,758	$—	$164,066

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Small Core Portfolio
SCHEDULE OF INVESTMENTS
At March 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 97.9%
Aerospace & Defense - 1.0%
AAR Corp. ‡	40,695	$1,010
Ceradyne, Inc. ‡ ∧	6,900	157
Cubic Corp.	13,900	500
Ducommun, Inc. §	43,554	915
Ladish Co., Inc. ‡	33,740	680
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc. ‡ ∧	39,400	133
Dynamex, Inc. ‡ ∧	4,000	69
Airlines - 0.3%
Allegiant Travel Co. ‡ ∧	8,100	469
Hawaiian Holdings, Inc. ‡ ∧	38,800	286
Pinnacle Airlines Corp. ‡	7,300	54
UAL Corp. ‡	14,800	289
Auto Components - 0.7%
Fuel Systems Solutions, Inc. ‡ ∧	19,046	609
Harbin Electric, Inc. ‡ ∧	60,250	1,301
Standard Motor Products, Inc. ∧	22,600	224
Superior Industries International, Inc. ∧	2,900	47
TRW Automotive Holdings Corp. ‡	4,700	134
Automobiles - 0.0%∞
Avis Budget Group, Inc. ‡ ∧	5,800	67
Beverages - 0.0%∞
Coca-Cola Bottling Co., Consolidated ∧	1,300	76
MGP Ingredients, Inc. ‡ ∧	5,100	39
Biotechnology - 4.7%
Acorda Therapeutics, Inc. ‡ ∧	84,160	2,878
Alexion Pharmaceuticals, Inc. ‡ ∧	47,365	2,575
BioMarin Pharmaceutical, Inc. ‡ ∧	108,515	2,536
Enzon Pharmaceuticals, Inc. ‡ ∧	6,000	61
Genomic Health, Inc. ‡ ∧	107,195	1,886
NPS Pharmaceuticals, Inc. ‡ ∧	7,700	39
Onyx Pharmaceuticals, Inc. ‡ ∧	30,135	912
RTI Biologics, Inc. ‡ ∧	367,688	1,592
United Therapeutics Corp. ‡ ∧	36,320	2,010
Vanda Pharmaceuticals, Inc. ‡ ∧	121,765	1,405
Building Products - 0.5%
Ameron International Corp. ∧	8,250	519
Gibraltar Industries, Inc. ‡	51,200	646
Universal Forest Products, Inc.	15,400	593
Capital Markets - 0.3%
BGC Partners, Inc. - Class A ∧	57,000	348
Calamos Asset Management, Inc. - Class A	11,200	161
Harris & Harris Group, Inc. ‡ ∧	4,700	22
Piper Jaffray Cos. ‡ ∧	7,700	310
Chemicals - 2.2%
A Schulman, Inc. ∧	48,400	1,184
Balchem Corp. ∧	31,618	779
Cytec Industries, Inc.	3,200	150
Innophos Holdings, Inc.	7,200	201
Innospec, Inc. ‡	6,800	77
Koppers Holdings, Inc. ∧	24,740	701
LSB Industries, Inc. ‡ ∧	11,591	177
Minerals Technologies, Inc.	4,400	228
OM Group, Inc. ‡	25,700	871
Omnova Solutions, Inc. ‡	28,200	221
Spartech Corp. ‡	36,100	422
Zep, Inc. ∧	102,600	2,246
Commercial Banks - 5.3%
1st Source Corp. ∧	8,500	149
Banco Latinoamericano de Comercio Exterior SA - Class E	47,000	675
Bancorp, Inc. ‡ ∧	26,900	239
Bank of Hawaii Corp. ∧	10,700	481
City Holding Co. ∧	7,500	257
Community Bank System, Inc. ∧	44,500	1,014
Dime Community Bancshares	31,500	398
Financial Institutions, Inc. ∧	5,700	83
First Busey Corp. ∧	134,472	594
First Citizens BancShares, Inc. - Class A	1,600	318
First Defiance Financial Corp. ∧	3,800	38
First Financial Bankshares, Inc. ∧	9,000	464
First Financial Corp. ∧	3,800	110
First Midwest Bancorp, Inc. ∧	105,300	1,427
First Niagara Financial Group, Inc. ∧	4,400	63
First Place Financial Corp. ∧	12,900	51
Fulton Financial Corp. ∧	55,600	567
Great Southern Bancorp, Inc. ∧	5,300	119
International Bancshares Corp. ∧	68,400	1,572
Lakeland Bancorp, Inc. ∧	8,400	74
MB Financial, Inc. ∧	51,600	1,163
NBT Bancorp, Inc. ∧	2,600	59
Northrim BanCorp, Inc. ∧	2,500	43
OceanFirst Financial Corp. ∧	20,600	234
Oriental Financial Group, Inc. ∧	56,200	759
Park National Corp. ∧	12,000	748
Santander BanCorp ‡ ∧	14,800	182
Suffolk Bancorp ∧	6,200	190
Sun Bancorp, Inc. ‡ ∧	9,900	39
SVB Financial Group ‡	21,300	994
SY Bancorp, Inc. ∧	8,200	187
Trustco Bank Corp. ∧	92,700	572
Trustmark Corp. ∧	3,900	95
United Bankshares, Inc. ∧	31,500	826
Washington Trust Bancorp, Inc. ∧	3,900	73
Webster Financial Corp. ∧	122,900	2,149
West Bancorporation, Inc. ∧	4,600	30
Westamerica Bancorporation ∧	15,300	882
WSFS Financial Corp. ∧	6,200	242
Commercial Services & Supplies - 2.6%
ACCO Brands Corp. ‡ ∧	155,500	1,191
ATC Technology Corp. ‡	5,800	100
Compass Diversified Holdings ∧	27,700	423
Consolidated Graphics, Inc. ‡	3,200	133
Deluxe Corp. ∧	5,100	99
Diamond Management & Technology Consultants, Inc. - Class A ∧	34,800	273
EnergySolutions, Inc.	25,100	161
Kforce, Inc. ‡ ∧	81,760	1,244
Marlin Business Services Corp. ‡	4,500	46

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Small Core Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Commercial Services & Supplies - 2.6% (continued)
Metalico, Inc. ‡	9,200	$55
NET 1 UEPS Technologies, Inc. ‡ ∧	9,400	173
Standard Parking Corp. ‡ ∧	49,088	806
Sykes Enterprises, Inc. ‡ ∧	75,870	1,732
United Stationers, Inc. ‡	37,700	2,218
Communications Equipment - 1.9%
Black Box Corp. ∧	6,200	191
Blue Coat Systems, Inc. ‡	22,730	706
CPI International, Inc. ‡ ∧	3,800	50
F5 Networks, Inc. ‡ ∧	11,970	736
Finisar Corp. ‡	53,336	838
InterDigital, Inc. ‡ ∧	2,200	61
Oplink Communications, Inc. ‡	55,099	1,022
Plantronics, Inc. ∧	1,300	41
Polycom, Inc. ‡	31,770	972
Riverbed Technology, Inc. ‡ ∧	54,516	1,547
Symmetricom, Inc. ‡	8,500	50
Utstarcom, Inc. ‡ ∧	75,800	211
Computers & Peripherals - 1.0%
Adaptec, Inc. ‡	41,300	135
Cray, Inc. ‡	12,300	73
Diebold, Inc.	49,100	1,560
Electronics for Imaging, Inc. ‡ ∧	63,027	733
Hutchinson Technology, Inc. ‡ ∧	13,700	85
Imation Corp. ‡ ∧	4,600	51
Xyratex, Ltd. ‡	36,900	625
Construction & Engineering - 0.5%
Granite Construction, Inc. ∧	15,212	460
MYR Group, Inc. ‡ ∧	51,635	842
Sterling Construction Co., Inc. ‡ ∧	27,300	429
Consumer Finance - 1.0%
Advance America Cash Advance Centers, Inc. ∧	102,100	594
Ezcorp, Inc. - Class A ‡	114,910	2,367
World Acceptance Corp. ‡ ∧	7,700	278
Containers & Packaging - 0.4%
AEP Industries, Inc. ‡ ∧	1,900	49
Aptargroup, Inc.	31,500	1,240
Myers Industries, Inc. ∧	6,100	64
Distributors - 0.5%
Audiovox Corp. - Class A ‡ ∧	3,700	29
Core-Mark Holding Co., Inc. ‡ ∧	4,600	141
LKQ Corp. ‡ ∧	81,725	1,659
Diversified Consumer Services - 2.6%
American Public Education, Inc. ‡ ∧	14,898	694
Capella Education Co. ‡ ∧	30,239	2,807
Coinstar, Inc. ‡ ∧	71,244	2,315
Corinthian Colleges, Inc. ‡ ∧	34,500	607
Matthews International Corp. - Class A	39,200	1,392
Spectrum Group International, Inc. ‡	2	♦
Steiner Leisure, Ltd. ‡ ∧	22,144	981
Diversified Financial Services - 3.5%
Ares Capital Corp. ∧	143,100	2,123
BlackRock Kelso Capital Corp. ∧	18,100	180
Cash America International, Inc. ∧	31,890	1,259
Cohen & Co., Inc. ‡ ∧	4,600	26
Credit Acceptance Corp. ‡ ∧	6,100	252
Doral Financial Corp. ‡ ∧	30,100	130
Encore Capital Group, Inc. ‡ ∧	60,478	995
Euronet Worldwide, Inc. ‡ ∧	82,135	1,514
First Cash Financial Services, Inc. ‡ ∧	65,650	1,416
Gladstone Capital Corp. ∧	3,700	44
Hercules Technology Growth Capital, Inc.	17,100	181
Kayne Anderson Energy Development Co.	12,900	208
Kirkland’s, Inc. ‡ ∧	21,300	447
MCG Capital Corp. ‡ ∧	78,000	406
Medallion Financial Corp.	3,800	30
Oppenheimer Holdings, Inc. - Class A ∧	4,100	105
Portfolio Recovery Associates, Inc. ‡ ∧	37,029	2,032
QC Holdings, Inc. ∧	5,600	29
SWS Group, Inc. ∧	46,194	533
Diversified Telecommunication Services - 0.0%∞
IDT Corp. - Class B ‡ ∧	21,600	140
Electric Utilities - 1.4%
El Paso Electric Co. ‡ ∧	56,900	1,172
NGP Capital Resources, Co. ∧	3,700	32
Unisource Energy Corp.	85,000	2,672
Westar Energy, Inc.	50,200	1,119
Electrical Equipment - 2.7%
Acuity Brands, Inc. ∧	25,200	1,064
AO Smith Corp.	8,900	468
Belden, Inc. ∧	104,800	2,878
Brady Corp. - Class A ∧	8,100	252
Encore Wire Corp.	9,000	187
GrafTech International, Ltd. ‡ ∧	59,730	817
LaBarge, Inc. ‡ ∧	56,118	620
Powell Industries, Inc. ‡	9,093	296
Tecumseh Products Co. - Class A ‡ ∧	9,000	110
Thomas & Betts Corp. ‡	13,300	522
Woodward Governor Co.	57,988	1,854
Electronic Equipment & Instruments - 2.6%
Avnet, Inc. ‡	42,105	1,264
AVX Corp.	42,600	605
Bell Microproducts, Inc. ‡ ∧	20,700	144
Benchmark Electronics, Inc. ‡	47,100	977
Coherent, Inc. ‡ ∧	18,300	585
CTS Corp.	33,900	319
Insight Enterprises, Inc. ‡ ∧	2,600	37
LSI Industries, Inc.	5,200	35
Methode Electronics, Inc. ∧	35,400	350
MTS Systems Corp.	28,700	833
Multi-Fineline Electronix, Inc. ‡ ∧	38,188	984
Nam Tai Electronics, Inc. ‡	76,500	383
RadiSys Corp. ‡	14,800	133
Sanmina-SCI Corp. ‡	32,600	538
SYNNEX Corp. ‡ ∧	7,200	213
Tech Data Corp. ‡	13,200	553
Vishay Intertechnology, Inc. ‡ ∧	66,700	682

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Small Core Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Energy Equipment & Services - 2.1%
Atwood Oceanics, Inc. ‡	19,585	$678
Complete Production Services, Inc. ‡ ∧	81,400	940
Lufkin Industries, Inc.	13,940	1,103
Natural Gas Services Group, Inc. ‡ ∧	45,570	723
Oil States International, Inc. ‡ ∧	11,900	540
SEACOR Holdings, Inc. ‡	18,500	1,492
T-3 Energy Services, Inc. ‡ ∧	41,758	1,026
Unit Corp. ‡	11,900	503
Food & Staples Retailing - 0.6%
Andersons, Inc. ∧	1,300	44
BJ’s Wholesale Club, Inc. ‡ ∧	9,828	364
Casey’s General Stores, Inc. ∧	41,500	1,302
Nash Finch Co. ∧	6,200	209
Food Products - 0.7%
Flowers Foods, Inc. ∧	15,185	376
Lancaster Colony Corp. ∧	11,291	666
Lance, Inc. ∧	58,400	1,350
Gas Utilities - 1.3%
Atmos Energy Corp.	34,200	978
New Jersey Resources Corp.	20,372	765
Nicor, Inc. ∧	20,700	868
Northwest Natural Gas Co. ∧	9,000	419
Southwest Gas Corp. ∧	10,700	320
WGL Holdings, Inc. ∧	25,800	894
Health Care Equipment & Supplies - 3.6%
American Medical Systems Holdings, Inc. ‡ ∧	11,800	219
Cyberonics, Inc. ‡ ∧	3,200	61
ICU Medical, Inc. ‡	35,700	1,230
Insulet Corp. ‡ ∧	53,950	814
Invacare Corp. ∧	37,500	995
NuVasive, Inc. ‡ ∧	38,625	1,746
SonoSite, Inc. ‡ ∧	54,670	1,755
Spectranetics Corp. ‡ ∧	271,474	1,876
STERIS Corp. ∧	14,500	488
TranS1, Inc. ‡ ∧	141,227	459
Wright Medical Group, Inc. ‡ ∧	134,105	2,384
Health Care Providers & Services - 2.1%
AMN Healthcare Services, Inc. ‡ ∧	6,900	61
Amsurg Corp. - Class A ‡ ∧	46,400	1,002
Centene Corp. ‡ ∧	8,100	195
Corvel Corp. ‡ ∧	26,800	958
CryoLife, Inc. ‡ ∧	130,450	844
Health Management Associates, Inc. - Class A ‡ ∧	30,700	264
Healthsouth Corp. ‡ ∧	23,200	434
Healthspring, Inc. ‡	5,300	93
HMS Holdings Corp. ‡	34,140	1,741
Lincare Holdings, Inc. ‡ ∧	13,200	592
Magellan Health Services, Inc. ‡	2,700	117
PharMerica Corp. ‡ ∧	5,300	97
U.S. Physical Therapy, Inc. ‡ ∧	2,800	49
Universal American Corp. ‡ ∧	36,200	557
Hotels, Restaurants & Leisure - 2.6%
Bally Technologies, Inc. ‡ ∧	10,900	442
BJ’s Restaurants, Inc. ‡ ∧	43,255	1,008
CEC Entertainment, Inc. ‡ ∧	36,200	1,379
Cheesecake Factory, Inc. ‡ ∧	25,300	685
Chipotle Mexican Grill, Inc. ‡ ∧	6,644	749
Choice Hotels International, Inc. ∧	35,700	1,243
O’Charley’s, Inc. ‡	27,500	246
Panera Bread Co. - Class A ‡ ∧	12,790	978
PF Chang’s China Bistro, Inc. ‡	4,400	194
Ruby Tuesday, Inc. ‡ ∧	13,700	145
Shuffle Master, Inc. ‡ ∧	13,800	113
Sonic Corp. ‡ ∧	126,000	1,391
Household Durables - 2.5%
Beazer Homes USA, Inc. ‡ ∧	42,600	193
Blyth, Inc. ∧	11,900	372
Helen of Troy, Ltd. ‡ ∧	74,400	1,938
La-Z-Boy, Inc. ‡ ∧	33,500	420
M/I Homes, Inc. ‡ ∧	32,800	481
Meritage Homes Corp. ‡ ∧	29,900	628
Ryland Group, Inc. ∧	38,700	868
Standard Pacific Corp. ‡ ∧	268,400	1,213
Tempur-Pedic International, Inc. ‡ ∧	25,650	774
Tupperware Brands Corp.	34,750	1,676
Household Products - 0.2%
Central Garden & Pet Co. - Class A ‡ ∧	60,000	550
Independent Power Producers & Energy Traders - 0.0%∞
Mirant Corp. ‡	3,900	42
Industrial Conglomerates - 1.3%
Carlisle Cos., Inc.	102,000	3,886
Standex International Corp.	9,500	245
Tredegar Corp.	23,200	396
Insurance - 4.1%
Alleghany Corp. ‡ ∧	2,856	831
Allied World Assurance Co. Holdings, Ltd.	11,400	511
American Equity Investment Life Holding Co.	118,200	1,259
American Physicians Capital, Inc. ∧	6,400	204
Amerisafe, Inc. ‡	29,400	481
Aspen Insurance Holdings, Ltd.	20,000	577
Assured Guaranty, Ltd. ∧	36,300	798
Delphi Financial Group, Inc. - Class A ∧	77,728	1,956
Endurance Specialty Holdings, Ltd.	14,400	535
FPIC Insurance Group, Inc. ‡ ∧	7,950	216
Max Capital Group, Ltd. ∧	5,600	129
Montpelier Re Holdings, Ltd. ∧	76,500	1,286
National Financial Partners Corp. ‡ ∧	41,300	582
Phoenix Cos., Inc. ‡ ∧	34,800	84
Platinum Underwriters Holdings, Ltd.	71,500	2,650
PMA Capital Corp. - Class A ‡ ∧	8,100	50
Reinsurance Group of America, Inc. - Class A	17,600	924
Validus Holdings, Ltd.	29,118	802
Internet & Catalog Retail - 1.3%
NetFlix, Inc. ‡ ∧	34,534	2,547
PetMed Express, Inc. ∧	74,920	1,661
Internet Software & Services - 2.5%
comScore, Inc. ‡ ∧	66,405	1,108
DivX, Inc. ‡ ∧	67,756	485

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Small Core Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Internet Software & Services - 2.5% (continued)
EarthLink, Inc. ∧	134,100	$1,145
J2 Global Communications, Inc. ‡∧	60,775	1,422
SonicWALL, Inc. ‡	25,200	219
VistaPrint NV ‡∧	31,670	1,814
Web.com Group, Inc. ‡	134,630	734
Websense, Inc. ‡∧	68,000	1,548
IT Services - 2.6%
Acxiom Corp. ‡	26,900	483
Agilysys, Inc.	38,700	432
CACI International, Inc. - Class A ‡∧	27,460	1,341
Ciber, Inc. ‡∧	45,800	171
CSG Systems International, Inc. ‡	54,400	1,140
Lionbridge Technologies, Inc. ‡∧	26,600	97
ManTech International Corp. - Class A ‡∧	27,570	1,346
MAXIMUS, Inc.	27,200	1,658
VeriFone Holdings, Inc. ‡∧	14,800	299
Virtusa Corp. ‡	81,402	839
Wright Express Corp. ‡∧	35,820	1,079
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc. ‡∧	15,100	164
RC2 Corp. ‡∧	8,900	133
Sturm Ruger & Co., Inc. ∧	15,400	185
Life Sciences Tools & Services - 1.1%
Charles River Laboratories International, Inc. ‡∧	43,600	1,714
eResearchTechnology, Inc. ‡∧	139,166	962
ICON PLC ADR ‡	41,600	1,098
Machinery - 2.8%
Albany International Corp. - Class A ∧	77,600	1,672
Altra Holdings, Inc. ‡∧	4,000	55
Briggs & Stratton Corp. ∧	46,100	899
Crane Co.	8,100	288
EnPro Industries, Inc. ‡∧	42,245	1,228
ESCO Technologies, Inc. ∧	17,400	553
Kadant, Inc. ‡	2,100	30
Mueller Industries, Inc. ∧	67,000	1,796
Oshkosh Corp. ‡	19,000	766
Tennant Co.	6,600	181
Wabtec Corp. ∧	15,365	647
Watts Water Technologies, Inc. - Class A ∧	35,300	1,096
Marine - 0.4%
Kirby Corp. ‡∧	38,500	1,469
Media - 1.6%
Arbitron, Inc. ∧	68,800	1,833
Entercom Communications Corp. - Class A ‡ ∧	20,600	245
Gannett Co., Inc. ∧	42,600	704
Harte-Hanks, Inc. ∧	14,200	183
Lee Enterprises, Inc. ‡∧	19,700	67
McClatchy Co. - Class A ‡∧	23,200	114
Media General, Inc. - Class A ‡∧	15,800	131
Morningstar, Inc. ‡∧	26,250	1,262
Sinclair Broadcast Group, Inc. - Class A ‡∧	22,600	115
Valassis Communications, Inc. ‡	20,000	557
Metals & Mining - 0.5%
Stillwater Mining Co. ‡∧	7,700	100
Worthington Industries, Inc. ∧	91,240	1,577
Multiline Retail - 1.6%
99 Cents Only Stores ‡∧	122,009	1,989
Big Lots, Inc. ‡∧	61,568	2,243
Dillard’s, Inc. - Class A ∧	37,300	880
Retail Ventures, Inc. ‡	17,500	166
Stein Mart, Inc. ‡∧	19,400	175
Tuesday Morning Corp. ‡	7,300	48
Multi-Utilities - 0.2%
NorthWestern Corp.	20,700	555
Office Electronics - 0.3%
Zebra Technologies Corp. - Class A ‡∧	35,600	1,054
Oil, Gas & Consumable Fuels - 2.3%
Alpha Natural Resources, Inc. ‡	14,235	710
Arena Resources, Inc. ‡∧	12,320	411
Berry Petroleum Co. - Class A ∧	8,500	239
Gulfport Energy Corp. ‡∧	10,700	120
Penn Virginia Corp. ∧	54,900	1,345
PetroQuest Energy, Inc. ‡∧	19,400	98
St. Mary Land & Exploration Co.	19,200	668
Stone Energy Corp. ‡∧	51,300	911
Vaalco Energy, Inc. ‡	9,300	46
Whiting Petroleum Corp. ‡	17,800	1,440
World Fuel Services Corp. ∧	61,875	1,649
Paper & Forest Products - 1.0%
Buckeye Technologies, Inc. ‡∧	40,400	528
Clearwater Paper Corp. ‡∧	1,300	64
Deltic Timber Corp. ∧	25,400	1,119
Domtar Corp. ‡∧	23,800	1,533
Glatfelter ∧	3,800	55
Neenah Paper, Inc. ∧	3,900	62
Personal Products - 0.7%
Herbalife, Ltd.	49,800	2,297
Pharmaceuticals - 2.5%
Auxilium Pharmaceuticals, Inc. ‡∧	82,125	2,559
Inspire Pharmaceuticals, Inc. ‡∧	256,130	1,598
Par Pharmaceutical Cos., Inc. ‡∧	6,400	159
Salix Pharmaceuticals, Ltd. ‡∧	49,290	1,836
Somaxon Pharmaceuticals, Inc. ‡	73,652	637
Valeant Pharmaceuticals International ‡∧	35,800	1,536
ViroPharma, Inc. ‡	3,200	44
Professional Services - 0.9%
On Assignment, Inc. ‡	8,600	61
SFN Group, Inc. ‡∧	193,900	1,553
Towers Watson & Co. - Class A ∧	26,967	1,281
Real Estate Investment Trusts - 4.3%
Agree Realty Corp. ∧	14,100	322
American Campus Communities, Inc. ∧	26,600	736
Ashford Hospitality Trust, Inc. ‡∧	41,300	296
CapLease, Inc. ∧	48,300	268
Care Investment Trust, Inc. ∧	5,100	45
CBL & Associates Properties, Inc. ∧	11,200	153
Colonial Properties Trust ∧	103,800	1,336
DiamondRock Hospitality Co. ∧	87,052	880

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Small Core Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Real Estate Investment Trusts - 4.3% (continued)
Education Realty Trust, Inc. ∧	125,900	$723
Equity One, Inc. ∧	65,500	1,237
Extra Space Storage, Inc.	28,200	358
First Potomac Realty Trust	10,300	155
Getty Realty Corp. ∧	5,100	119
Highwoods Properties, Inc. ∧	3,400	108
HRPT Properties Trust	77,000	599
Lasalle Hotel Properties ∧	23,400	545
LTC Properties, Inc.	24,600	666
Mack-Cali Realty Corp.	20,700	730
Medical Properties Trust, Inc. ∧	53,900	565
Mission West Properties, Inc. ∧	15,500	107
Monmouth Real Estate Investment Corp. - Class A ∧	11,600	98
National Health Investors, Inc. ∧	34,000	1,318
NorthStar Realty Finance Corp. ∧	36,300	153
One Liberty Properties, Inc.	10,121	169
Parkway Properties, Inc. ∧	16,200	304
Ramco-Gershenson Properties Trust ∧	3,800	43
Realty Income Corp. ∧	31,800	976
Resource Capital Corp.	26,300	178
Sun Communities, Inc. ∧	8,200	207
UMH Properties, Inc. ∧	11,900	97
U-Store-It Trust	117,200	844
Walter Investment Management Corp.	9,400	150
Road & Rail - 1.2%
Dollar Thrifty Automotive Group, Inc. ‡	46,200	1,485
Genesee & Wyoming, Inc. - Class A ‡∧	42,300	1,443
Werner Enterprises, Inc. ∧	42,600	987
Semiconductors & Semiconductor Equipment - 3.2%
Amkor Technology, Inc. ‡∧	44,500	315
Atheros Communications, Inc. ‡∧	58,530	2,266
Cirrus Logic, Inc. ‡∧	63,800	535
DSP Group, Inc. ‡∧	9,400	78
Lattice Semiconductor Corp. ‡	261,700	960
Mellanox Technologies, Ltd. ‡∧	33,910	799
Micrel, Inc.	54,900	585
Microsemi Corp. ‡∧	111,130	1,927
Skyworks Solutions, Inc. ‡∧	169,075	2,638
Tessera Technologies, Inc. ‡∧	38,755	786
Software - 3.1%
Actuate Corp. ‡∧	7,200	40
Ariba, Inc. ‡∧	102,305	1,315
Epicor Software Corp. ‡	9,400	90
Fair Isaac Corp. ∧	13,900	352
Micros Systems, Inc. ‡∧	25,300	832
Netscout Systems, Inc. ‡∧	95,507	1,413
Nuance Communications, Inc. ‡∧	62,105	1,033
Parametric Technology Corp. ‡∧	59,305	1,070
Progress Software Corp. ‡	51,735	1,625
Quest Software, Inc. ‡∧	4,700	84
Sybase, Inc. ‡∧	22,278	1,039
Taleo Corp. - Class A ‡∧	49,966	1,295
TIBCO Software, Inc. ‡	6,000	65
Specialty Retail - 3.9%
Asbury Automotive Group, Inc. ‡	30,100	400
Borders Group, Inc. ‡∧	175,000	301
Cato Corp. - Class A	110,900	2,378
Chico’s FAS, Inc. ∧	55,740	804
Dress Barn, Inc. ‡	46,300	1,211
Group 1 Automotive, Inc. ‡∧	15,400	491
Hibbett Sports, Inc. ‡∧	41,600	1,064
Jo-Ann Stores, Inc. ‡∧	19,000	798
Lawson Products, Inc. ∧	1,900	29
MarineMax, Inc. ‡∧	47,600	512
Select Comfort Corp. ‡∧	43,200	344
Sonic Automotive, Inc. - Class A ‡∧	22,100	243
Stage Stores, Inc. ∧	146,400	2,253
Tractor Supply Co.	27,087	1,572
Williams-Sonoma, Inc. ∧	15,400	405
Textiles, Apparel & Luxury Goods - 1.0%
Deckers Outdoor Corp. ‡∧	14,839	2,048
Jones Apparel Group, Inc. ∧	30,100	573
Oxford Industries, Inc. ∧	9,700	197
Unifirst Corp.	10,900	561
Thrifts & Mortgage Finance - 0.6%
Brookline Bancorp, Inc. ∧	18,700	199
NewAlliance Bancshares, Inc.	54,900	693
Northwest Bancshares, Inc.	73,100	858
Provident Financial Services, Inc. ∧	18,100	215
Provident New York Bancorp ∧	8,400	80
Tobacco - 0.0%∞
Universal Corp. ∧	1,300	68
Trading Companies & Distributors - 0.6%
GATX Corp. ∧	51,500	1,475
Houston Wire & Cable Co. ∧	11,600	134
WESCO International, Inc. ‡∧	15,200	528
Wireless Telecommunication Services - 0.7%
Syniverse Holdings, Inc. ‡∧	71,255	1,387
USA Mobility, Inc. ‡∧	67,300	853

Total Common Stocks (cost $253,522)		329,004

INVESTMENT COMPANY - 0.2%
Diversified Financial Services - 0.2%
KKR Financial Holdings LLC	84,700	695
Total Investment Company (cost $261)

	Principal	Value

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill
0.15%, 06/17/2010 δ	$350	350
Total Short-Term U.S. Government Obligation (cost $350)

	Contracts Г	Value

WARRANT - 0.0%
Lantronix, Inc. ‡ Ə
Expiration: 02/09/2011
Exercise Price: $0.00	640	♦
Total Warrant (cost $♦)

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Small Core Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

SECURITIES LENDING COLLATERAL - 23.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.21% ▲	77,564,101	$77,564
Total Securities Lending Collateral (cost $77,564)
	Principal	Value

REPURCHASE AGREEMENT - 1.7%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $5,585 on 04/01/2010. Collateralized by US Treasury Bill, 0.22%, due 09/16/10, with a value of $5,704	$5,585	5,585
Total Repurchase Agreement (cost $5,585)

Total Investment Securities (cost $337,282) #		413,198
Other Assets and Liabilities - Net		(77,196)

Net Assets		$336,002

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Small Core Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts except share amounts in thousands)
(unaudited)
FUTURES CONTRACTS:

			Net Unrealized
			Appreciation
Description	Contracts Г	Expiration Date	(Depreciation)

Russell 2000 Mini Index	15	06/18/2010	$9

			$9

NOTES TO SCHEDULE OF INVESTMENTS:

§	Illiquid. These securities aggregated $915, or 0.27%, of the Portfolio’s net assets.

‡	Non-income producing security.

∧	All or a portion of this security is on loan. The value of all securities on loan is $75,545.

δ	All or a portion is segregated as initial margin for futures contracts. The value of all securities segregated is $350.

∞	Percentage rounds to less than 0.1%.

♦	Value is less than $1.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a Market Value of $♦, or 0.00% of the Portfolio’s net assets.

▲	Rate shown reflects the yield at 03/31/2010.

#	Aggregate cost for federal income tax purposes is $337,282. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $82,007 and $6,091, respectively. Net unrealized appreciation for tax purposes is $75,916.

Г	Contract amounts are not in thousands.

DEFINITIONS:

ADR	American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$61,729	$—	$—	$61,729
Equities - Consumer Staples	7,341	—	—	7,341
Equities - Energy	14,642	—	—	14,642
Equities - Financials	64,555	—	—	64,555
Equities - Health Care	47,068	—	—	47,068
Equities - Industrials	49,927	—	—	49,927
Equities - Information Technology	57,878	—	—	57,878
Equities - Materials	13,648	—	—	13,648
Equities - Telecommunication Services	2,380	—	—	2,380
Equities - Utilities	9,836	—	—	9,836
Fixed Income - Short-Term U.S. Government Obligation	—	350	—	350
Investment Company - Financials	695	—	—	695
Cash & Cash Equivalent - Repurchase Agreement	—	5,585	—	5,585
Cash & Cash Equivalent - Securities Lending Collateral	77,564	—	—	77,564
Total	$407,263	$5,935	$—	$413,198

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts - Appreciation	$—	$9	$—	$9
Total	$—	$9	$—	$9

*	Other financial instruments are derivative instruments. Futures Contracts, Forward Foreign Currency Contracts and Swap Contracts are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Small Growth Portfolio
SCHEDULE OF INVESTMENTS
At March 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.5%
Aerospace & Defense - 0.8%
Applied Signal Technology, Inc. ^	28,475	$558
Esterline Technologies Corp. ‡^	14,600	721
Air Freight & Logistics - 0.6%
Hub Group, Inc. - Class A ‡^	30,566	855
Airlines - 0.5%
AirTran Holdings, Inc. ‡^	155,500	790
Auto Components - 1.8%
Amerigon, Inc. ‡^	52,784	534
Drew Industries, Inc. ‡^	32,557	717
Harbin Electric, Inc. ‡^	41,079	887
Westport Innovations, Inc. ‡^	36,900	608
Beverages - 0.5%
Central European Distribution Corp. ‡^	22,930	803
Biotechnology - 2.3%
Alexion Pharmaceuticals, Inc. ‡	14,800	805
Alnylam Pharmaceuticals, Inc. ‡^	47,400	807
Isis Pharmaceuticals, Inc. ‡^	50,435	551
Onyx Pharmaceuticals, Inc. ‡	29,400	889
Theravance, Inc. ‡^	34,800	464
Capital Markets - 1.3%
Grand Canyon Education, Inc. ‡^	41,383	1,082
Stifel Financial Corp. ‡^	16,200	871
Chemicals - 1.6%
Cabot Corp.	27,800	845
Solutia, Inc. ‡^	64,400	1,038
Spartech Corp. ‡^	48,503	567
Commercial Banks - 1.2%
First Citizens BancShares, Inc. - Class A	4,100	814
Pinnacle Financial Partners, Inc. ‡^	41,200	623
United Community Banks, Inc. ‡^	98,405	434
Commercial Services & Supplies - 3.5%
ATC Technology Corp. ‡^	31,800	546
ChinaCast Education Corp. ‡^	74,500	545
Consolidated Graphics, Inc. ‡^	23,500	972
GeoEye, Inc. ‡	26,915	794
Kforce, Inc. ‡^	56,977	867
NET 1 UEPS Technologies, Inc. ‡	46,100	848
Waste Connections, Inc. ‡^	27,867	946
Communications Equipment - 4.2%
Acme Packet, Inc. ‡^	51,127	986
Blue Coat Systems, Inc. ‡^	36,900	1,145
DG FastChannel, Inc. ‡^	11,600	371
Emulex Corp. ‡^	68,400	908
Netgear, Inc. ‡^	41,232	1,076
Nice Systems, Ltd. ADR ‡	37,963	1,205
Oplink Communications, Inc. ‡^	45,120	837
Computers & Peripherals - 1.2%
Compellent Technologies, Inc. ‡^	40,991	720
Cray, Inc. ‡^	79,190	471
Isilon Systems, Inc. ‡^	60,500	521
STEC Inc. ‡	10,800	129
Construction & Engineering - 1.0%
MasTec, Inc. ‡^	68,887	869
Orion Marine Group, Inc. ‡^	34,306	619
Containers & Packaging - 0.8%
Aptargroup, Inc.	16,000	630
Silgan Holdings, Inc.	10,200	614
Diversified Consumer Services - 1.0%
American Public Education, Inc. ‡^	15,233	710
Sotheby’s ^	25,400	790
Diversified Financial Services - 1.6%
Cash America International, Inc. ^	24,300	958
Encore Capital Group, Inc. ‡^	48,582	799
First Cash Financial Services, Inc. ‡	32,200	695
Diversified Telecommunication Services - 0.3%
Atlantic Tele-Network, Inc. ^	10,300	463
Electrical Equipment - 1.8%
Capstone Turbine Corp. ‡	336,349	427
EnerSys ‡^	34,400	848
GrafTech International, Ltd. ‡^	34,300	469
II-VI, Inc. ‡	32,280	1,093
Electronic Equipment & Instruments - 0.2%
Maxwell Technologies, Inc. ‡^	30,500	378
Energy Equipment & Services - 2.9%
Core Laboratories NV ^	6,600	863
Dawson Geophysical Co. ‡^	18,700	547
Hercules Offshore, Inc. ‡^	120,053	517
Key Energy Services, Inc. ‡^	60,300	576
Natural Gas Services Group, Inc. ‡	33,608	533
Oil States International, Inc. ‡^	19,300	876
OYO Geospace Corp. ‡^	12,611	603
Food & Staples Retailing - 0.2%
QKL Stores, Inc. ‡	40,001	258
Food Products - 1.9%
Calavo Growers, Inc. ^	34,320	626
Darling International, Inc. ‡^	105,792	947
Flowers Foods, Inc. ^	33,700	834
TreeHouse Foods, Inc. ‡^	12,119	532
Health Care Equipment & Supplies - 4.5%
Alphatec Holdings, Inc. ‡	25,500	162
American Medical Systems Holdings, Inc. ‡^	54,065	1,005
Angiodynamics, Inc. ‡	39,300	614
Atrion Corp. ^	3,700	529
ev3, Inc. ‡^	64,700	1,026
Haemonetics Corp. ‡^	17,800	1,017
ICU Medical, Inc. ‡^	9,310	321
Micrus Endovascular Corp. ‡^	15,548	307
Sirona Dental Systems, Inc. ‡^	28,300	1,076
Synovis Life Technologies, Inc. ‡	61,291	952
Health Care Providers & Services - 5.2%
Air Methods Corp. ‡^	16,800	571
Amedisys, Inc. ‡^	10,400	574
Bio-Reference Labs, Inc. ‡^	17,968	790
Emergency Medical Services Corp. - Class A ‡^	10,600	599
Ensign Group, Inc.	29,100	504
Genoptix, Inc. ‡^	18,200	646
Hanger Orthopedic Group, Inc. ‡	23,500	427
LHC Group, Inc. ‡^	20,579	690

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Small Growth Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Health Care Providers & Services - 5.2% (continued)
Magellan Health Services, Inc. ‡	13,200	$574
Odyssey Healthcare, Inc. ‡	45,600	827
RehabCare Group, Inc. ‡	22,169	605
U.S. Physical Therapy, Inc. ‡	41,464	721
Universal American Corp. ‡^	35,500	547
Health Care Technology - 0.6%
Omnicell, Inc. ‡	46,785	656
SXC Health Solutions Corp. ‡	4,130	278
Hotels, Restaurants & Leisure - 2.7%
Bally Technologies, Inc. ‡^	15,600	632
BJ’s Restaurants, Inc. ‡^	29,706	692
Cheesecake Factory, Inc. ‡^	32,800	888
O’Charley’s, Inc. ‡	39,370	352
Texas Roadhouse, Inc. - Class A ‡^	58,669	815
WMS Industries, Inc. ‡^	18,600	780
Household Durables - 0.5%
Jarden Corp.	25,500	849
Insurance - 1.0%
Argo Group International Holdings, Ltd.	13,100	427
Infinity Property & Casualty Corp. ^	11,927	542
Tower Group, Inc. ^	27,636	613
Internet Software & Services - 3.2%
Art Technology Group, Inc. ‡^	178,000	785
GigaMedia, Ltd. ‡	53,286	170
Infospace, Inc. ‡	91,873	1,015
Move, Inc. ‡^	153,323	320
NIC, Inc. ^	74,820	589
United Online, Inc.	41,000	307
US Auto Parts Network, Inc. ‡	59,900	450
Valueclick, Inc. ‡	83,100	843
Web.com Group, Inc. ‡^	93,400	509
IT Services - 2.9%
CACI International, Inc. - Class A ‡^	20,700	1,011
Convergys Corp. ‡^	68,514	840
CSG Systems International, Inc. ‡	46,000	964
Cybersource Corp. ‡^	59,549	1,051
Wright Express Corp. ‡	22,900	690
Life Sciences Tools & Services - 2.3%
Bruker Corp. ‡	83,254	1,219
ICON PLC ADR ‡^	33,599	887
Nektar Therapeutics ‡^	42,644	649
Parexel International Corp. ‡	33,500	781
Machinery - 0.8%
Columbus McKinnon Corp. ‡^	45,900	728
EnPro Industries, Inc. ‡^	19,700	573
Marine - 0.4%
Genco Shipping & Trading, Ltd. ‡^	29,100	614
Media - 1.1%
APAC Customer Services, Inc. ‡^	116,600	670
Imax Corp. ‡^	59,700	1,074
Metals & Mining - 2.4%
AK Steel Holding Corp.	37,374	854
Gammon Gold, Inc. ‡^	76,600	551
Stillwater Mining Co. ‡^	82,290	1,068
Thompson Creek Metals Co., Inc. ‡	85,700	1,160
Multiline Retail - 1.2%
99 Cents Only Stores ‡^	55,252	901
Big Lots, Inc. ‡^	27,000	983
Multi-Utilities - 0.4%
Avista Corp. ^	32,200	667
Oil, Gas & Consumable Fuels - 3.2%
Bill Barrett Corp. ‡^	17,761	545
Carrizo Oil & Gas, Inc. ‡^	28,200	647
Comstock Resources, Inc. ‡	18,100	576
Georesources, Inc. ‡^	17,000	260
International Coal Group, Inc. ‡^	168,100	768
North American Energy Partners, Inc. ‡	85,791	823
Penn Virginia Corp. ^	33,700	825
Rex Energy Corp. ‡^	44,800	510
Paper & Forest Products - 0.5%
Buckeye Technologies, Inc. ‡^	63,100	825
Pharmaceuticals - 3.3%
Impax Laboratories, Inc. ‡	40,900	731
Medicis Pharmaceutical Corp. - Class A	36,100	908
Oculus Innovative Sciences, Inc. ‡^	54,709	116
Par Pharmaceutical Cos., Inc. ‡^	31,100	771
Salix Pharmaceuticals, Ltd. ‡^	38,300	1,428
Vivus, Inc. ‡^	141,649	1,235
Professional Services - 2.0%
Advisory Board Co. ‡	19,600	617
FTI Consulting, Inc. ‡^	18,200	716
Heidrick & Struggles International, Inc. ^	19,600	549
TrueBlue, Inc. ‡	53,690	833
VSE Corp. ^	8,700	358
Road & Rail - 2.2%
Celadon Group, Inc. ‡	69,063	963
Kansas City Southern ‡^	25,900	937
Marten Transport, Ltd. ‡^	31,213	615
Old Dominion Freight Line, Inc. ‡^	24,800	828
Semiconductors & Semiconductor Equipment - 3.0%
Anadigics, Inc. ‡^	148,300	721
Atheros Communications, Inc. ‡^	10,500	406
Microsemi Corp. ‡^	51,800	898
NVE Corp. ‡^	15,558	705
O2Micro International, Ltd. ADR ‡	133,300	913
PMC-Sierra, Inc. ‡	44,700	399
Zoran Corp. ‡	58,885	634
Software - 9.2%
Actuate Corp. ‡^	89,000	498
Clicksoftware Technologies, Ltd. ‡^	115,263	795
Compuware Corp. ‡	115,400	969
EPIQ Systems, Inc. ‡^	68,430	851
Interactive Intelligence, Inc. ‡^	43,240	808
JDA Software Group, Inc. ‡	31,962	889
Open Text Corp. ‡	22,900	1,087
Quality Systems, Inc.	16,100	989
Quest Software, Inc. ‡	45,900	817
Radiant Systems, Inc. ‡^	53,254	760
Smith Micro Software, Inc. ‡	98,625	872
Solera Holdings, Inc. ^	32,700	1,263
Sybase, Inc. ‡^	18,370	856

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Small Growth Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Software - 9.2% (continued)
TeleCommunication Systems, Inc. - Class A ‡^	79,451	$582
TIBCO Software, Inc. ‡	76,100	821
Tyler Technologies, Inc. ‡^	43,900	823
Ultimate Software Group, Inc. ‡^	13,800	455
Specialty Retail - 8.4%
Aaron’s, Inc. ^	31,870	1,063
Dress Barn, Inc. ‡	39,700	1,039
Finish Line, Inc. - Class A	69,200	1,128
Genesco, Inc. ‡^	33,844	1,050
Gymboree Corp. ‡^	16,400	847
hhgregg, Inc. ‡^	30,870	779
Hibbett Sports, Inc. ‡	38,486	984
Jo-Ann Stores, Inc. ‡	204	9
JOS A. Bank Clothiers, Inc. ‡^	19,838	1,084
Monro Muffler Brake, Inc.	23,800	851
Penske Automotive Group, Inc. ‡^	47,424	684
PEP Boys-Manny Moe & Jack ^	93,800	943
Shoe Carnival, Inc. ‡	14,217	325
Systemax, Inc. ^	26,100	567
Ulta Salon Cosmetics & Fragrance, Inc. ‡	31,103	704
Williams-Sonoma, Inc. ^	40,100	1,054
Textiles, Apparel & Luxury Goods - 4.4%
Carter’s, Inc. ‡	32,800	990
Deckers Outdoor Corp. ‡^	7,100	980
Fossil, Inc. ‡	13,500	509
Iconix Brand Group, Inc. ‡^	61,285	941
Jones Apparel Group, Inc.	27,200	517
Maidenform Brands, Inc. ‡	44,400	970
Steven Madden, Ltd. ‡	19,434	948
Warnaco Group, Inc. ‡	19,075	910
Thrifts & Mortgage Finance - 0.8%
Provident Financial Services, Inc.	34,300	408
Washington Federal, Inc.	39,200	797
Wireless Telecommunication Services - 1.1%
Novatel Wireless, Inc. ‡^	73,100	492
Syniverse Holdings, Inc. ‡^	59,651	1,162

Total Common Stocks (cost $126,796)		152,685

INVESTMENT COMPANY - 1.0%
Capital Markets - 1.0%
iShares Russell 2000 Growth Index Fund	21,200	1,553
Total Investment Company (cost $1,442)

	Contracts Г	Value

WARRANT - 0.0%¥
Krispy Kreme Doughnuts, Inc. ‡
Expiration: 03/02/2012
Exercise Price: $0.00	141	♦
Total Warrant (cost $♦)

	Shares	Value

SECURITIES LENDING COLLATERAL - 21.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.21% ▲	33,393,523	33,394
Total Securities Lending Collateral (cost $33,394)

	Principal	Value

REPURCHASE AGREEMENT - 0.9%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $1,317 on 04/01/2010. Collateralized by US Treasury Bill, 0.22%, due 09/16/10, with a value of $1,344	$1,317	$1,317
Total Repurchase Agreement (cost $1,317)

Total Investment Securities (cost $162,949) #		188,949
Other Assets and Liabilities - Net		(34,036)

Net Assets		$154,913

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Small Growth Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $32,538.

‡	Non-income producing security.

¥	Percentage rounds to less than 0.1%.

♦	Value is less than $1.

▲	Rate shown reflects the yield at 03/31/2010.

#	Aggregate cost for federal income tax purposes is $162,949. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $29,643 and $3,643, respectively. Net unrealized appreciation for tax purposes is $26,000.
DEFINITIONS:

ADR	American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$32,758	$—	$—	$32,758
Equities - Consumer Staples	4,000	—	—	4,000
Equities - Energy	9,469	—	—	9,469
Equities - Financials	9,063	—	—	9,063
Equities - Health Care	28,259	—	—	28,259
Equities - Industrials	21,098	—	—	21,098
Equities - Information Technology	36,652	—	—	36,652
Equities - Materials	8,152	—	—	8,152
Equities - Telecommunication Services	2,567	—	—	2,567
Equities - Utilities	667	—	—	667
Investment Company - Financials	1,553	—	—	1,553
Cash & Cash Equivalent - Repurchase Agreement	—	1,317	—	1,317
Cash & Cash Equivalent - Securities Lending Collateral	33,394	—	—	33,394

Total	$187,632	$1,317	$—	$188,949

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

International Equity Portfolio
SCHEDULE OF INVESTMENTS
At March 31, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

PREFERRED STOCK - 0.5%
Germany - 0.5%
Volkswagen AG, 2.80% ▲	51,582	$4,731
Total Preferred Stock (cost $4,492)

COMMON STOCKS - 98.1%
Australia - 2.3%
BHP Billiton, Ltd.	557,401	22,296
Brazil - 4.7%
BM&F BOVESPA SA	1,825,000	12,356
Empresa Brasileira de Aeronautica SA ADR ‡^	277,400	6,647
Natura Cosmeticos SA	504,200	10,235
Petroleo Brasileiro SA ADR^	364,410	16,212
Canada - 5.7%
Canadian National Railway Co.	326,150	19,793
Canadian Natural Resources, Ltd.	225,800	16,712
Potash Corp. of Saskatchewan, Inc.	119,000	14,203
Thomson Reuters Corp. ^	136,700	4,975
China - 5.7%
China Merchants Bank Co., Ltd. - Class H	7,823,095	21,159
Industrial & Commercial Bank of China - Class H	30,695,000	23,444
Sinopharm Group Co. - Class H ‡	2,526,400	11,356
Denmark - 3.5%
Novo Nordisk A/S - Class B ^	287,320	22,295
Vestas Wind Systems A/S ‡	217,353	11,811
France - 8.6%
Air Liquide SA	124,371	14,930
AXA SA ^	653,424	14,536
BNP Paribas ^	226,215	17,373
Lafarge SA	187,242	13,176
LVMH Moet Hennessy Louis Vuitton SA ^	205,733	24,046
Germany - 6.0%
Deutsche Bank AG	260,300	20,050
Fresenius Medical Care AG & Co. KGaA ^	293,500	16,560
SAP AG	457,261	22,148
Greece - 0.8%
National Bank of Greece SA ‡	376,497	7,577
Guernsey, Channel Islands - 1.2%
Amdocs, Ltd. ‡^	376,500	11,336
Hong Kong - 4.0%
CNOOC, Ltd.	12,208,770	20,033
Hong Kong Exchanges & Clearing, Ltd.	1,121,200	18,715
Ireland - 1.0%
Covidien PLC	194,900	9,800
Israel - 3.2%
Teva Pharmaceutical Industries, Ltd. ADR	489,694	30,890
Italy - 1.0%
Intesa Sanpaolo SpA ‡	2,617,756	9,750
Japan - 7.1%
Fanuc, Ltd. ^	129,194	13,708
Komatsu, Ltd. ^	924,700	19,387
Mitsubishi UFJ Financial Group, Inc. ^	3,616,400	18,954
Toyota Motor Corp. ^	438,200	17,553
Korea, Republic of - 1.2%
Hyundai Motor Co.	117,425	11,987
Mexico - 3.1%
America Movil SAB de CV - Series L ADR	267,309	13,456
Wal-Mart de Mexico SAB de CV - Series V ^	3,338,000	17,104
Netherlands - 2.2%
ING Groep NV ‡	988,200	9,866
Koninklijke KPN NV ^	745,100	11,805
Spain - 1.7%
Telefonica SA	694,473	16,452
Sweden - 2.1%
Hennes & Mauritz AB - Class B ^	316,858	20,585
Switzerland - 7.5%
Julius Baer Group, Ltd.	219,696	7,970
Logitech International SA ‡^	416,187	6,848
Nestle SA	383,954	19,664
Novartis AG	375,771	20,295
Roche Holding AG	110,492	17,919
Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	982,900	10,311
Turkey - 0.8%
Turkcell Iletisim Hizmet AS	1,324,217	8,071
United Kingdom - 21.2%
ARM Holdings PLC	3,085,743	11,159
BP PLC	2,030,240	19,206
British American Tobacco PLC	605,573	20,874
British Sky Broadcasting Group PLC	1,534,819	14,020
Cairn Energy PLC ‡	1,039,390	6,577
Carnival PLC	521,098	21,390
Kingfisher PLC	4,108,810	13,368
Pearson PLC	751,537	11,815
Reckitt Benckiser Group PLC	391,791	21,505
SABMiller PLC	501,956	14,716
Smith & Nephew PLC	927,341	9,239
Standard Chartered PLC	770,355	21,013
Tesco PLC	3,286,457	21,717
United States - 2.4%
Schlumberger, Ltd. ^	231,800	14,710
Southern Copper Corp. ^	261,500	8,282

Total Common Stocks (cost $753,697)		955,940

	Shares	Value

SECURITIES LENDING COLLATERAL - 11.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.21%▲	110,595,569	110,596
Total Securities Lending Collateral (cost $110,596)

	Principal	Value

REPURCHASE AGREEMENT - 0.0% ¥
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $272 on 04/01/2010. Collateralized by US Treasury Bill, 0.22%, due 09/16/10, with a value of $280	$272	272
Total Repurchase Agreement (cost $272)

Total Investment Securities (cost $869,057) #		1,071,539
Other Assets and Liabilities - Net		(97,248)

Net Assets		$974,291

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

International Equity Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Brazilian Real	(46,086)	05/04/2010	$(25,389)	$(347)
Brazilian Real	7,128	05/04/2010	3,955	26
Euro	(1,122)	04/06/2010	(1,503)	(12)
Euro	(576)	04/06/2010	(778)	(1)
Euro	(16,175)	07/26/2010	(22,757)	910
Euro	(7,178)	07/26/2010	(9,699)	4
Euro	(16,150)	07/26/2010	(22,202)	389
Euro	(6,950)	07/26/2010	(9,640)	253
Mexican Peso	42,694	05/28/2010	3,203	229
Mexican Peso	(387,806)	05/28/2010	(29,441)	(1,736)
Pound Sterling	309	04/06/2010	466	3
Swiss Franc	(2,138)	04/06/2010	(2,002)	(26)

				$(308)

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $105,383.

‡	Non-income producing security.

¥	Percentage rounds to less than 0.1%.

▲	Rate shown reflects the yield at 03/31/2010.

#	Aggregate cost for federal income tax purposes is $869,057. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $215,169 and $12,687, respectively. Net unrealized appreciation for tax purposes is $202,482.
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$144,471	$—	$—	$144,471
Equities - Consumer Staples	125,814	—	—	125,814
Equities - Energy	93,451	—	—	93,451
Equities - Financials	202,762	—	—	202,762
Equities - Health Care	138,355	—	—	138,355
Equities - Industrials	71,346	—	—	71,346
Equities - Information Technology	61,801	—	—	61,801
Equities - Materials	72,887	—	—	72,887
Equities - Telecommunication Services	49,784	—	—	49,784
Cash & Cash Equivalent - Repurchase Agreement	—	272	—	272
Cash & Cash Equivalent - Securities Lending Collateral	110,596	—	—	110,596

Total	$1,071,267	$272	$—	$1,071,539

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts - Appreciation	$—	$1,814	$—	$1,814
Forward Foreign Currency Contracts - Depreciation	—	(2,122)	—	(2,122)
Total	$—	$(308)	$—	$(308)

*	Other financial instruments are derivative instruments. Futures Contracts, Forward Foreign Currency Contracts and Swap Contracts are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

International Equity Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2010
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Commercial Banks	11.1%	$119,270
Pharmaceuticals	9.8	102,755
Oil, Gas & Consumable Fuels	7.4	78,740
Diversified Financial Services	3.8	40,937
Food & Staples Retailing	3.6	38,821
Automobiles	3.1	34,271
Specialty Retail	3.1	33,953
Software	3.2	33,484
Machinery	3.1	33,095
Media	3.0	30,810
Metals & Mining	2.9	30,578
Chemicals	2.7	29,133
Diversified Telecommunication Services	2.6	28,257
Capital Markets	2.6	28,020
Textiles, Apparel & Luxury Goods	2.2	24,046
Wireless Telecommunication Services	2.1	21,527
Household Products	2.0	21,505
Semiconductors & Semiconductor Equipment	2.0	21,470
Hotels, Restaurants & Leisure	2.0	21,390
Tobacco	1.9	20,874
Road & Rail	1.8	19,793
Food Products	1.8	19,664
Health Care Equipment & Supplies	1.8	19,039
Health Care Providers & Services	1.5	16,560
Beverages	1.4	14,716
Energy Equipment & Services	1.3	14,710
Insurance	1.4	14,536
Construction Materials	1.2	13,176
Electrical Equipment	1.1	11,811
Personal Products	1.0	10,235
Computers & Peripherals	0.6	6,848
Aerospace & Defense	0.6	6,647

Investment Securities, at Value	89.7	960,671
Short-Term Investments	10.3	110,868

Total Investments	100.0%	$1,071,539

The notes are an integral part of this report.

Transamerica Partners Portfolios	Form N-Q

Notes to Schedules of Investments
At March 31, 2010
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Partners Portfolios (the “Series Portfolio”), a series trust organized on September 1, 1993 under the laws of the State of New York, is composed of fifteen different series that are, in effect, separate investment funds: Transamerica Partners Money Market Portfolio (“Money Market”), Transamerica Partners High Quality Bond Portfolio (“High Quality Bond”), Transamerica Partners Inflation-Protected Securities Portfolio (“Inflation-Protected Securities”), Transamerica Partners Core Bond Portfolio (“Core Bond”), Transamerica Partners High Yield Bond Portfolio (“High Yield Bond”), Transamerica Partners Balanced Portfolio (“Balanced”), Transamerica Partners Large Value Portfolio (“Large Value”), Transamerica Partners Large Core Portfolio (“Large Core”), Transamerica Partners Large Growth Portfolio (“Large Growth”), Transamerica Partners Mid Value Portfolio (“Mid Value”), Transamerica Partners Mid Growth Portfolio (“Mid Growth”), Transamerica Partners Small Value Portfolio (“Small Value”), Transamerica Partners Small Core Portfolio (“Small Core”), Transamerica Partners Small Growth Portfolio (“Small Growth”), and Transamerica Partners International Equity Portfolio (“International Equity”) (each a “Series”). The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in each Series. Investors in a Series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Series (and of no other Series).
The investment objectives of each Series are as follows:
Money Market - The Series’ goal seeks to provide liquidity and as high a level of income as is consistent with the preservation of capital.
High Quality Bond - The Series’ goal seeks to provide a high risk-adjusted return while focusing on the preservation of capital.
Inflation-Protected Securities - The Series’ goal seeks to achieve maximum real return consistent with the preservation of capital.
Core Bond - The Series’ goal seeks to achieve maximum total return.
High Yield Bond - The Series’ goal seeks to provide a high level of current income.
Balanced - The Series’ goal seeks to provide a high total investment return through investment in a broadly diversified portfolio of stocks, bonds and money market instruments.
Large Value - The Series’ goal seeks to provide long-term capital appreciation through investment in a diversified portfolio of common stocks of large-capitalization companies. Current income is a secondary goal.
Large Core - The Series’ goal seeks to provide capital appreciation and current income.
Large Growth - The Series’ goal seeks to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks with a potential for above-average growth in earnings. Current income is a secondary goal.
Mid Value - The Series’ goal seeks to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.
Mid Growth - The Series’ goal seeks to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.
Small Value - The Series’ goal seeks to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.
Small Core - The Series’ goal seeks to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks of small to medium size companies.
Small Growth - The Series’ goal seeks to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.
International Equity - The Series’ goal seeks to provide a high level of long-term capital appreciation through investment in a diversified portfolio of securities of foreign issuers.
Repurchase Agreements: Each Series, along with other affiliated entities of the investment advisor, may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Series’ investment advisor, subject to the seller’s agreement to repurchase and the Series agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are segregated at the custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to 102% for domestic securities and 105% for international securities of the repurchase price at all times. If the value of the underlying securities falls below the value of the repurchase price, the Series will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Series maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

Transamerica Partners Portfolios	Form N-Q

Notes to Schedules of Investments (continued)
At March 31, 2010
(unaudited)
NOTE 1. (continued)
Foreign Currency Translation: The accounting records of each Series are maintained in US dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars at the closing exchange rate each business day. Income, expenses, purchases, and sales of investment securities denominated in foreign currencies are translated at prevailing exchange rates on the respective dates of such transactions.
Each Series combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments. Net realized gains and losses on foreign currency transactions represent net foreign exchange gains and losses on disposition of foreign currencies and foreign currency forward and spot contracts, foreign currency fluctuations between trade and settlement date on investment security transactions, and the difference between the amount of investment income receivable and foreign withholding taxes payable recorded on each Series’ books and the US dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities (other than investments in securities) and foreign currency forward and spot contracts, resulting from changes in the prevailing exchange rates.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks included revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Foreign Currency Forward, Spot, and Cross Currency Contracts: Each Series, with the exception of the Money Market Series, may enter into foreign currency forward contracts, spot, and cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with those Series that participate in such contracts. A foreign currency forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. A spot contract is also an agreement to buy and sell a currency, but will settle within a week or less from the date it is entered into. The market value of a foreign currency forward, spot, or cross currency contract fluctuates with changes in forward currency exchange rates. Foreign currency forward, spot, and cross currency contracts are marked to market daily and the change in value is recorded by the Series as an unrealized foreign exchange gain or loss. When a foreign currency forward, spot, or cross currency contract is extinguished, through delivery or by entering into another offsetting foreign currency forward, spot, or cross currency contract, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.
As of March 31, 2010, the Inflation-Protected Securities, Core Bond, Balanced, and International Equity Series each had outstanding foreign currency forward contracts as listed following each Series’ Schedule of Investments.

Transamerica Partners Portfolios	Form N-Q

Notes to Schedules of Investments (continued)
At March 31, 2010
(unaudited)
NOTE 1. (continued)
Written Options: Each Series, with the exception of the Money Market Series, may write options for the purpose of either hedging its exposure to the market fluctuations of the portfolio, or an individual security position. When a Series writes an option, an amount equal to the premium received by the Series is recorded as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. These options are settled for cash and subject the Series to unknown risk of loss. The Series, however, are not subject to credit risk on written options, as the counterparty has already performed its obligation by paying the premium at the inception of the contract. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Series realizes a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written.
The Inflation-Protected Securities, Core Bond, and Balanced Series engaged in written option activity for the period ended March 31, 2010.
Transactions in options written for the period ended March 31, 2010 were as follows:

Transamerica Partners Inflation-		Notional
Protected Securities	Premium	Amount

Balance at December 31, 2009	$146	$1,485

Sales	—	—

Closing Buys	—	—

Expirations	—	—

Exercised	—	—

Balance at March 31, 2010	$146	$1,485

		Notional
Transamerica Partners Core Bond	Premium	Amount

Balance at December 31, 2009	$893	$2,961

Sales	11	15

Closing Buys	(230)	(493)

Expirations	—	—

Exercised	—	—

Balance at March 31, 2010	$674	$2,483

Transamerica Partners Portfolios	Form N-Q

Notes to Schedules of Investments (continued)
At March 31, 2010
(unaudited)
NOTE 1. (continued)

		Notional
Transamerica Partners Balanced	Premium	Amount

Balance at December 31, 2009	$30	$168

Sales	21	91

Closing Buys	(35)	(165)

Expirations	(10)	(70)

Exercised	—	—

Balance at March 31, 2010	$6	$24
Transactions in written swaptions for the period ended March 31, 2010 were as follows:

Transamerica Partners Inflation-		Notional
Protected Securities	Premium	Amount

Balance at December 31, 2009	$946	$19,200

Sales	346	5,000

Closing Buys	—	—

Expirations	—	—

Exercised	—	—

Balance at March 31, 2010	$1,292	$24,200

		Notional
Transamerica Partners Core Bond	Premium	Amount

Balance at December 31, 2009	$26,800	$576,400

Sales	16,435	431,200

Closing Buys	(11,908)	(239,200)

Expirations	(4,542)	(145,400)

Exercised	—	—

Balance at March 31, 2010	$26,785	$623,000
Futures Contracts: Each Series, with the exception of the Money Market Series, may enter into futures contracts for the purpose of hedging its existing portfolio securities, or securities that the Series intends to purchase, against fluctuations in market value caused by changes in prevailing market or interest rates. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the daily market value of the contract.
Variation margin payments are received or made by each Series each day, depending upon the daily fluctuations in the market value of the contracts and are recorded for financial statement purposes as unrealized gains or losses by each Series. When the contract is closed, the Series records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the basis in the contract.
Should market conditions move unexpectedly, the Series may not achieve the anticipated benefits of the futures contracts and may realize losses. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.
Use of long futures contracts subjects the Series to risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the Series to unlimited risk of loss. The Series may enter into futures contracts on exchanges or boards of trade. In that case, the exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Series’ credit risk is limited to failure of the exchange or board of trade.
The open futures contracts as of March 31, 2010 are listed in each applicable Series’ Schedule of Investments. The Inflation-Protected Securities, Balanced, and Small Core Series have segregated securities as collateral for their respective open futures contracts. The segregated securities are identified within each Series’ Schedule of Investments.

Transamerica Partners Portfolios	Form N-Q

Notes to Schedules of Investments (continued)
At March 31, 2010
(unaudited)
NOTE 1. (continued)
Swap agreements: Each Series, with the exception of the Money Market Series, may engage in various swap transactions. Swap agreements are privately negotiated agreements between a Series and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Series enters into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:
Credit default swap agreements: The Series are subject to credit risk in the normal course of pursuing its investment objectives. A Series may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).
Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Series’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.
The Series sells credit default swaps which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps are disclosed in the Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedule of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered and the Series would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.
Interest rate swap agreements: The Series are subject to interest rate risk exposure in the normal course of pursuing its investment objectives. To help hedge against this risk, the Series enters into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Series with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The risks of interest rate swaps include changes in market conditions will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Fund’s exposure to the counterparty.
During the period ended March 31, 2010, the Inflation-Protected Securities, Core Bond and Balanced Series entered into interest rate swaps and/or credit default swaps. The open swap contracts as of March 31, 2010 are listed following each Series’ Schedule of Investments.

Transamerica Partners Portfolios	Form N-Q

Notes to Schedules of Investments (continued)
At March 31, 2010
(unaudited)
NOTE 1. (continued)
Short Sales: Each Series, with the exception of the Money Market Series, may sell securities short. A short sale is a transaction in which a Series sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Series is obligated to replace the borrowed securities at the market price at the time of replacement. The Series’ obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the custodian. In addition, the Series will consider the short sale to be a borrowing by the Series that is subject to the asset coverage requirements of the Investment Company Act of 1940, as amended. The Series incurs a profit or a loss, depending upon whether the market price of the securities decreases or increases between the date of the short sale and the date on which the Series must replace the borrowed securities. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchase of securities are limited to the total amount invested. The Series may also be unable to replace borrowed securities sold short.
Series investing in short sales are liable for any dividends payable on securities while those securities are in a short position and also bear other costs, such as charges for the prime brokerage accounts, in connection with their short positions.
Dollar Rolls: Each Series, with the exception of the Money Market Series, may enter into dollar rolls, principally using to be announced (“TBA”) purchase commitments in which the Series sells mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Series accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. The Series maintains liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Series is required to purchase may decline below the agreed upon repurchase price of those securities. TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Note 2.
The Core Bond and Balanced Series had TBA dollar rolls outstanding as of March 31, 2010.
Loan Participations/Assignments: Each Series, with the exception of the Money Market Series, may purchase participations/assignments in commercial loans. Such indebtedness may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Series to supply additional cash to the borrowers on demand. Loan participations/assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Series assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.
The Series may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Series may participate in such syndications, or can buy a portion of the loans, becoming part lenders. Loans are often administered by agent banks acting as agents for all holders. The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, a Series has direct recourse against the corporate borrowers, the Series may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.
Treasury Inflation-Protected Securities: Each Series may invest in Treasury Inflation-Protected Securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the US Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the US Government.
Restricted and Illiquid Securities: Each Series is permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.
As of March 31, 2010, the Series had no investments in restricted securities other than 144A issues.
The value and percentage of any illiquid securities at March 31, 2010 is shown in each respective Series’ Schedules of Investments.

Transamerica Partners Portfolios	Form N-Q

Notes to Schedules of Investments (continued)
At March 31, 2010
(unaudited)
NOTE 1. (continued)
Securities Lending: Each Series may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least 102% for domestic securities and 105% for international securities of the market value of the securities on loan. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. As with other extensions of credit, the Series may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.
During the term of the loan, a Series receives payments from borrowers equivalent to the dividends, interest, and any other distributions that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. The Series is subject to investment risk on the collateral. For loans secured by cash, each Series retains the interest on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by collateral other than cash, the borrower pays a securities loan fee to the lending agent.
The value of loaned securities and related collateral outstanding at March 31, 2010 is shown in each Series’ Schedule of Investments.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. Each Series values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Each Series utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing each Series’ own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair Value Measurements: A description of the valuation techniques applied to each Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Foreign securities generally are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts (ADRs), financial futures, Exchange Traded Funds (ETFs), and the movement of certain indices of securities based on a statistical analysis of their historical relationship. Such valuations generally are categorized in Level 2.
Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments generally are also categorized in Level 2.

Transamerica Partners Portfolios	Form N-Q

Notes to Schedules of Investments (continued)
At March 31, 2010
(unaudited)
NOTE 2. (continued)
Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.
Short term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy.
U.S. government securities: U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government securities generally are categorized in Level 1 or Level 2 of the fair value hierarchy.
U.S. government agency securities: U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U. S. government securities. Mortgage pass-throughs include to-be-announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity Levels and whether quotations or other data are used, these securities are typically categorized in Level 1 or Level 2 of the fair value hierarchy.
Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange. Over the counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products can be modeled by taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Series using pricing models fall into this category and generally are categorized in Level 2 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Board of Trustees.
The hierarchy classification of inputs used to value each Series’ investments at March 31, 2010, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, are included at the end of each Series’ Schedule of Investments.

Transamerica Partners Portfolios	Form N-Q

Master Investment Portfolio —
S&P 500 Index Master Portfolio

II

S&P 500 STOCK MASTER PORTFOLIO
SCHEDULES OF INVESTMENTS

March 31, 2010 (Unaudited)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 10.9%
Auto Components — 0.2%
The Goodyear Tire & Rubber Co.(a)	48,605	$614,367
Johnson Controls, Inc.(b)	135,471	4,469,188

		5,083,555

Automobiles — 0.5%
Ford Motor Co.(a)	679,797	8,545,048
Harley-Davidson, Inc.(b)	47,092	1,321,873

		9,866,921

Distributors — 0.1%
Genuine Parts Co.(b)	32,247	1,362,113

Diversified Consumer Services — 0.2%
Apollo Group, Inc. Class A(a)	25,934	1,589,495
DeVry, Inc.(b)	12,640	824,128
H&R Block, Inc.	67,406	1,199,827

		3,613,450

Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.	87,868	3,416,308
Darden Restaurants, Inc.(b)	28,429	1,266,227
International Game Technology(b)	59,686	1,101,207
Marriott International, Inc. Class A(b)	51,197	1,613,729
McDonald’s Corp.	217,414	14,505,862
Starbucks Corp.(a)(b)	150,448	3,651,373
Starwood Hotels & Resorts Worldwide, Inc.(b)	37,947	1,769,848
Wyndham Worldwide Corp.(b)	35,864	922,781
Wynn Resorts, Ltd.	13,971	1,059,421
Yum! Brands, Inc.(b)	94,775	3,632,726

		32,939,482

Household Durables — 0.4%
D.R. Horton, Inc.	55,394	697,964
Fortune Brands, Inc.(b)	30,572	1,483,048
Harman International Industries, Inc.(a)(b)	13,923	651,318
Leggett & Platt, Inc.(b)	30,358	656,947
Lennar Corp. Class A	32,497	559,273
Newell Rubbermaid, Inc.(b)	55,733	847,142
Pulte Homes, Inc.(a)	63,550	714,937
Stanley Black & Decker, Inc.	32,268	1,852,506
Whirlpool Corp.	15,039	1,312,153

		8,775,288

Internet & Catalog Retail — 0.6%
Amazon.com, Inc.(a)	69,082	9,376,500
Expedia, Inc.(b)	42,439	1,059,277
priceline.com, Inc.(a)	9,181	2,341,155

		12,776,932

Leisure Equipment & Products — 0.1%
Eastman Kodak Co.(a)(b)	53,284	308,514
Hasbro, Inc.	24,999	956,962
Mattel, Inc.(b)	73,182	1,664,159

		2,929,635

Media — 2.9%
CBS Corp. Class B(b)	136,762	1,906,462
Comcast Corp. Class A(b)	573,512	10,793,496
DIRECTV Class A(a)	189,089	6,393,099
Discovery Communications, Inc.(a)(b)	57,220	1,933,464
Gannett Co., Inc.	48,072	794,150
Interpublic Group of Cos., Inc.(a)(b)	99,201	825,352
The McGraw-Hill Cos., Inc.	63,585	2,266,805
Meredith Corp.	7,235	248,956
The New York Times Co. Class A(a)	24,016	267,298
News Corp. Class A(b)	455,652	6,565,945
Omnicom Group, Inc.(b)	62,915	2,441,731
Scripps Networks Interactive, Inc. Class A(b)	17,944	795,817
Time Warner Cable, Inc.(b)	71,342	3,803,242
Time Warner, Inc.	232,551	7,271,870
Viacom, Inc. Class B(a)(b)	122,834	4,223,033
The Walt Disney Co.(b)	391,508	13,667,544
The Washington Post Co. Class B	1,252	556,114

		64,754,378

Multiline Retail — 1.9%
Big Lots, Inc.(a)	16,913	615,972
Family Dollar Stores, Inc.(b)	28,170	1,031,304
J.C. Penney Co., Inc.(b)	47,931	1,541,940
Kohl’s Corp.(a)	61,809	3,385,897
Macy’s, Inc.(b)	84,900	1,848,273
Nordstrom, Inc.	33,577	1,371,620
Sears Holdings Corp.(a)	9,879	1,071,180
Target Corp.(b)	152,083	7,999,566
Wal-Mart Stores, Inc.	431,047	23,966,213

		42,831,965

See accompanying notes to schedule of investments.

S&P 500 STOCK MASTER PORTFOLIO
SCHEDULES OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary (continued)
Specialty Retail — 2.0%
Abercrombie & Fitch Co. Class A	17,986	$820,881
AutoNation, Inc.(a)	18,691	337,933
AutoZone, Inc.(a)(b)	6,045	1,046,329
Bed Bath & Beyond, Inc.(a)(b)	53,101	2,323,700
Best Buy Co., Inc.	69,076	2,938,493
GameStop Corp. Class A(a)(b)	33,806	740,690
The Gap, Inc.	96,430	2,228,497
The Home Depot, Inc.	343,649	11,117,045
Limited Brands, Inc.(b)	54,351	1,338,122
Lowe’s Cos., Inc.	297,601	7,213,848
O’Reilly Automotive, Inc.(a)(b)	27,733	1,156,744
Office Depot, Inc.(a)(b)	56,343	449,617
RadioShack Corp.	25,018	566,157
Ross Stores, Inc.(b)	24,939	1,333,488
The Sherwin-Williams Co.(b)	18,711	1,266,361
Staples, Inc.(b)	146,968	3,437,582
The TJX Cos., Inc.(b)	84,950	3,612,074
Tiffany & Co.	25,327	1,202,779
Urban Outfitters, Inc.(a)	26,177	995,511

		44,125,851

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.(b)	63,666	2,516,080
NIKE, Inc. Class B	78,843	5,794,961
Polo Ralph Lauren Corp.	11,591	985,699
VF Corp.(b)	17,969	1,440,215

		10,736,955

Total Consumer Discretionary		239,796,525

Consumer Staples — 9.8%
Beverages — 2.5%
Brown-Forman Corp. Class B(b)	22,094	1,313,488
The Coca-Cola Co.	465,673	25,612,015
Coca-Cola Enterprises, Inc.	64,362	1,780,253
Constellation Brands, Inc.(a)	40,667	668,565
Dr Pepper Snapple Group, Inc.	51,155	1,799,121
Molson Coors Brewing Co. Class B	31,860	1,340,032
PepsiCo, Inc.(b)	329,941	21,828,897

		54,342,371

Food & Staples Retailing — 1.5%
CVS Caremark Corp.(b)	281,046	10,275,042
Costco Wholesale Corp.	88,626	5,291,858
The Kroger Co.	131,608	2,850,629
SUPERVALU, Inc.(b)	43,040	717,907
Safeway, Inc.	78,839	1,959,938
Sysco Corp.(b)	119,857	3,535,782
Walgreen Co.(b)	199,192	7,388,031
Whole Foods Market, Inc.(a)	34,424	1,244,428

		33,263,615

Food Products — 1.6%
Archer Daniels Midland Co.	130,127	3,760,670
Campbell Soup Co.(b)	38,321	1,354,647
ConAgra Foods, Inc.(b)	89,353	2,240,080
Dean Foods Co.(a)(b)	36,292	569,421
General Mills, Inc.	66,468	4,705,270
H.J. Heinz Co.	63,738	2,907,090
The Hershey Co.(b)	33,465	1,432,637
Hormel Foods Corp.(b)	14,191	596,164
The J.M. Smucker Co.	23,938	1,442,504
Kellogg Co.(b)	51,553	2,754,477
Kraft Foods, Inc. Class A	350,578	10,601,479
McCormick & Co., Inc.(b)	26,655	1,022,486
Sara Lee Corp.(b)	140,421	1,956,064
Tyson Foods, Inc. Class A(b)	61,941	1,186,170

		36,529,159

Household Products — 2.4%
Colgate-Palmolive Co.(b)	99,809	8,509,715
The Clorox Co.	28,426	1,823,244
Kimberly-Clark Corp.	84,098	5,288,082
The Procter & Gamble Co.	586,712	37,121,268

		52,742,309

Personal Products — 0.3%
Avon Products, Inc.(b)	86,546	2,931,313
The Estee Lauder Cos., Inc. Class A	24,028	1,558,696
Mead Johnson Nutrition Co.	41,182	2,142,700

		6,632,709

Tobacco — 1.5%
Altria Group, Inc.(b)	419,869	8,615,712
Lorillard, Inc.	31,370	2,360,279

See accompanying notes to schedule of investments.

S&P 500 STOCK MASTER PORTFOLIO
SCHEDULES OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Staples (continued)
Tobacco (continued)
Philip Morris International, Inc.	380,019	$19,821,791
Reynolds American, Inc.(b)	34,302	1,851,622

		32,649,404

Total Consumer Staples		216,159,567

Energy — 10.5%
Energy Equipment & Services — 1.7%
BJ Services Co.	59,107	1,264,890
Baker Hughes, Inc.(b)	62,874	2,945,018
Cameron International Corp.(a)	49,232	2,110,084
Diamond Offshore Drilling, Inc.(b)	14,037	1,246,626
FMC Technologies, Inc.(a)(b)	24,763	1,600,433
Halliburton Co.	182,600	5,501,738
Helmerich & Payne, Inc.	21,307	811,371
Nabors Industries Ltd.(a)	57,259	1,123,994
National Oilwell Varco, Inc.	84,645	3,434,894
Rowan Cos., Inc.(a)(b)	23,256	676,982
Schlumberger Ltd.	241,775	15,343,041
Smith International, Inc.	50,034	2,142,456

		38,201,527

Oil, Gas & Consumable Fuels — 8.8%
Anadarko Petroleum Corp.	99,492	7,246,002
Apache Corp.	68,039	6,905,959
Cabot Oil & Gas Corp.(b)	20,805	765,624
Chesapeake Energy Corp.	131,403	3,106,367
Chevron Corp.	405,646	30,760,136
ConocoPhillips	300,172	15,359,801
CONSOL Energy, Inc.	36,462	1,555,469
Denbury Resources, Inc.(a)(b)	79,884	1,347,643
Devon Energy Corp.	90,142	5,807,849
EOG Resources, Inc.(b)	51,103	4,749,513
El Paso Corp.	141,094	1,529,459
Exxon Mobil Corp.	953,586	63,871,190
Hess Corp.	58,719	3,672,873
Marathon Oil Corp.(b)	143,207	4,531,070
Massey Energy Co.	19,194	1,003,654
Murphy Oil Corp.	38,677	2,173,261
Noble Energy, Inc.	35,151	2,566,023
Occidental Petroleum Corp.(b)	164,073	13,870,731
Peabody Energy Corp.	54,337	2,483,201
Pioneer Natural Resources Co.(b)	23,223	1,307,919
Range Resources Corp.(b)	32,021	1,500,824
Southwestern Energy Co.(a)	69,753	2,840,342
Spectra Energy Corp.(b)	131,122	2,954,179
Sunoco, Inc.	23,728	704,959
Tesoro Corp.(b)	28,979	402,808
Valero Energy Corp.(b)	114,054	2,246,864
The Williams Cos., Inc.	118,051	2,726,978
XTO Energy, Inc.	117,681	5,552,190

		193,542,888

Total Energy		231,744,415

Financials — 16.0%
Capital Markets — 2.6%
Ameriprise Financial, Inc.	51,465	2,334,452
The Bank of New York Mellon Corp.(b)	243,747	7,526,907
The Charles Schwab Corp.(b)	197,105	3,683,893
E*TRADE Financial Corp.(a)	317,907	524,547
Federated Investors, Inc. Class B(b)	18,116	477,900
Franklin Resources, Inc.	30,032	3,330,549
The Goldman Sachs Group, Inc.	106,243	18,128,243
Invesco Ltd.	86,311	1,891,074
Janus Capital Group, Inc.(b)	36,685	524,229
Legg Mason, Inc.	32,929	944,075
Morgan Stanley	282,146	8,264,056
Northern Trust Corp.	48,967	2,705,916
State Street Corp.	100,209	4,523,434
T Rowe Price Group, Inc.	52,195	2,867,071

		57,726,346

Commercial Banks — 3.0%
BB&T Corp.	139,348	4,513,482
Comerica, Inc.(b)	35,146	1,336,954
Fifth Third Bancorp	161,158	2,190,137
First Horizon National Corp.(a)(b)	45,053	632,992
Huntington Bancshares, Inc.	145,740	782,624
KeyCorp	178,242	1,381,376
M&T Bank Corp.(b)	16,746	1,329,297
Marshall & Ilsley Corp.	105,640	850,402
PNC Financial Services Group, Inc.(c)	104,439	6,235,008

See accompanying notes to schedule of investments.

S&P 500 STOCK MASTER PORTFOLIO
SCHEDULES OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Financials (continued)
Commercial Banks (continued)
Regions Financial Corp.	241,386	$1,894,880
SunTrust Banks, Inc.	101,133	2,709,353
U.S. Bancorp	386,715	10,008,184
Wells Fargo & Co.	1,046,055	32,553,232
Zions BanCorp.	30,114	657,087

		67,075,008

Consumer Finance — 0.8%
American Express Co.	241,533	9,965,652
Capital One Financial Corp.	91,797	3,801,314
Discover Financial Services(b)	109,387	1,629,866
SLM Corp.(a)	97,448	1,220,049

		16,616,881

Diversified Financial Services — 4.5%
Bank of America Corp.	2,025,622	36,157,353
CME Group, Inc.	13,460	4,254,840
Citigroup, Inc.(a)	3,966,653	16,064,945
IntercontinentalExchange, Inc.(a)(b)	14,838	1,664,527
JPMorgan Chase & Co.	802,215	35,899,121
Leucadia National Corp.(a)(b)	38,525	955,805
Moody’s Corp.(b)	39,532	1,176,077
The NASDAQ OMX Group, Inc.(a)	29,596	625,067
NYSE Euronext(b)	52,506	1,554,703

		98,352,438

Insurance — 3.8%
Aon Corp.(b)	54,084	2,309,928
Aflac, Inc.(b)	94,768	5,144,955
The Allstate Corp.	108,168	3,494,908
American International Group, Inc.(a)(b)	27,346	933,592
Assurant, Inc.	23,345	802,601
Berkshire Hathaway, Inc. Class B(a)(b)	334,166	27,157,671
Chubb Corp.(b)	66,517	3,448,906
Cincinnati Financial Corp.(b)	32,753	946,562
Genworth Financial, Inc. Class A(a)	98,401	1,804,674
Hartford Financial Services Group, Inc.	89,580	2,545,864
Lincoln National Corp.	61,225	1,879,607
Loews Corp.	71,877	2,679,575
Marsh & McLennan Cos., Inc.	107,231	2,618,581
MetLife, Inc.	165,610	7,177,537
Principal Financial Group, Inc.(b)	64,851	1,894,298
The Progressive Corp.	135,129	2,579,613
Prudential Financial, Inc.	93,803	5,675,081
Torchmark Corp.	16,618	889,229
The Travelers Cos., Inc.(b)	103,870	5,602,748
Unum Group	67,469	1,671,207
XL Capital Ltd. Class A	68,778	1,299,904

		82,557,041

Real Estate Investment Trusts (REITs) — 1.2%
Apartment Investment & Management Co.	24,068	443,092
AvalonBay Communities, Inc.	16,401	1,416,226
Boston Properties, Inc.	27,987	2,111,339
Equity Residential	56,776	2,222,781
HCP, Inc.(b)	59,581	1,966,173
Health Care REIT, Inc.	24,848	1,123,875
Host Hotels & Resorts, Inc.(b)	131,469	1,926,021
Kimco Realty Corp.	81,521	1,274,989
Plum Creek Timber Co., Inc.(b)	32,756	1,274,536
ProLogis	95,351	1,258,633
Public Storage	27,489	2,528,713
Simon Property Group, Inc.	58,493	4,907,563
Ventas, Inc.(b)	31,855	1,512,475
Vornado Realty Trust(b)	31,820	2,408,774

		26,375,190

Real Estate Management & Development — 0.0%
CB Richard Ellis Group, Inc. Class A(a)	54,190	858,912

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	95,265	1,348,952
People’s United Financial, Inc.	75,648	1,183,135

		2,532,087

Total Financials		352,093,903

Health Care — 11.8%
Biotechnology — 1.5%
Amgen, Inc.(a)(b)	197,913	11,827,281
Biogen Idec, Inc.(a)	54,479	3,124,915
Celgene Corp.(a)(b)	92,955	5,759,492
Cephalon, Inc.(a)(b)	15,137	1,025,986

See accompanying notes to schedule of investments.

S&P 500 STOCK MASTER PORTFOLIO
SCHEDULES OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care (continued)
Biotechnology (continued)
Genzyme Corp.(a)	53,824	$2,789,698
Gilead Sciences, Inc.(a)(b)	182,311	8,291,504

		32,818,876

Health Care Equipment & Supplies — 1.9%
Baxter International, Inc.	121,849	7,091,612
Becton Dickinson & Co.	47,703	3,755,657
Boston Scientific Corp.(a)(b)	306,299	2,211,479
C.R. Bard, Inc.(b)	19,416	1,681,814
CareFusion Corp.(a)	35,572	940,168
DENTSPLY International, Inc.(b)	29,956	1,043,967
Hospira, Inc.(a)	32,998	1,869,337
Intuitive Surgical, Inc.(a)	7,846	2,731,428
Medtronic, Inc.	223,266	10,053,668
St. Jude Medical, Inc.(a)(b)	65,925	2,706,221
Stryker Corp.	57,254	3,276,074
Varian Medical Systems, Inc.(a)(b)	24,916	1,378,602
Zimmer Holdings, Inc.(a)(b)	43,112	2,552,230

		41,292,257

Health Care Providers & Services — 2.1%
Aetna, Inc.(b)	87,297	3,064,998
AmerisourceBergen Corp.(b)	57,316	1,657,579
CIGNA Corp.	55,622	2,034,653
Cardinal Health, Inc.	73,226	2,638,333
Coventry Health Care, Inc.(a)(b)	30,271	748,299
DaVita, Inc.(a)	20,804	1,318,973
Express Scripts, Inc.(a)	55,633	5,661,214
Humana, Inc.(a)	34,253	1,602,013
Laboratory Corp. of America Holdings(a)(b)	21,252	1,608,989
McKesson Corp.	54,306	3,568,990
Medco Health Solutions, Inc.(a)	93,844	6,058,568
Patterson Cos., Inc.(b)	18,873	586,006
Quest Diagnostics, Inc.(b)	30,493	1,777,437
Tenet Healthcare Corp.(a)	89,297	510,779
UnitedHealth Group, Inc.(a)	234,013	7,645,205
WellPoint, Inc.(a)	89,784	5,780,294

		46,262,330

Life Sciences Tools & Services — 0.4%
Life Technologies Corp.(a)	36,406	1,902,942
Millipore Corp.(a)(b)	11,259	1,188,950
PerkinElmer, Inc.	23,493	561,483
Thermo Fisher Scientific, Inc.(a)	82,714	4,254,808
Waters Corp.(a)(b)	19,024	1,284,881

		9,193,064

Pharmaceuticals — 5.9%
Abbott Laboratories	313,447	16,512,388
Allergan, Inc.	62,224	4,064,472
Bristol-Myers Squibb Co.	346,235	9,244,475
Eli Lilly & Co.(b)	204,770	7,416,769
Forest Laboratories, Inc.(a)(b)	60,874	1,909,009
Johnson & Johnson	555,880	36,243,376
King Pharmaceuticals, Inc.(a)	50,653	595,679
Merck & Co., Inc.	628,982	23,492,478
Mylan, Inc.(a)(b)	61,932	1,406,476
Pfizer, Inc.	1,630,290	27,959,473
Watson Pharmaceuticals, Inc.(a)(b)	21,716	907,077

		129,751,672

Total Health Care		259,318,199

Industrials — 10.2%
Aerospace & Defense — 2.9%
The Boeing Co.(b)	152,786	11,093,791
General Dynamics Corp.	78,006	6,022,063
Goodrich Corp.	25,169	1,774,918
Honeywell International, Inc.(b)	154,261	6,983,395
ITT Corp.(b)	36,867	1,976,440
L-3 Communications Holdings, Inc.	23,430	2,146,891
Lockheed Martin Corp.(b)	63,784	5,308,105
Northrop Grumman Corp.(b)	61,271	4,017,539
Precision Castparts Corp.(b)	28,566	3,619,598
Raytheon Co.	76,700	4,381,104
Rockwell Collins, Inc.(b)	31,652	1,981,099
United Technologies Corp.(b)	189,223	13,928,705

		63,233,648

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.(b)	33,785	1,886,892
Expeditors International of Washington, Inc.(b)	43,037	1,588,926

See accompanying notes to schedule of investments.

S&P 500 STOCK MASTER PORTFOLIO
SCHEDULES OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Industrials (continued)
Air Freight & Logistics (continued)
FedEx Corp.(b)	63,274	$5,909,792
United Parcel Service, Inc. Class B(b)	200,637	12,923,029

		22,308,639

Airlines — 0.1%
Southwest Airlines Co.(b)	150,333	1,987,402

Building Products — 0.1%
Masco Corp.	72,068	1,118,496

Commercial Services & Supplies — 0.5%
Avery Dennison Corp.(b)	22,865	832,515
Cintas Corp.(b)	26,331	739,638
Iron Mountain, Inc.	36,926	1,011,772
Pitney Bowes, Inc.(b)	42,240	1,032,768
R.R. Donnelley & Sons Co.	41,233	880,325
Republic Services, Inc.	65,120	1,889,782
Stericycle, Inc.(a)(b)	17,183	936,474
Waste Management, Inc.(b)	98,180	3,380,337

		10,703,611

Construction & Engineering — 0.2%
Fluor Corp.	36,274	1,687,104
Jacobs Engineering Group, Inc.(a)(b)	25,372	1,146,560
Quanta Services, Inc.(a)(b)	42,117	806,962

		3,640,626

Electrical Equipment — 0.5%
Emerson Electric Co.(b)	152,124	7,657,922
First Solar, Inc.(a)(b)	9,839	1,206,754
Rockwell Automation, Inc.(b)	28,734	1,619,448
Roper Industries, Inc.(b)	18,817	1,088,375

		11,572,499

Industrial Conglomerates — 2.4%
3M Co.	143,662	12,005,833
General Electric Co.	2,154,444	39,210,881
Textron, Inc.(b)	54,796	1,163,319

		52,380,033

Machinery — 1.6%
Caterpillar, Inc.(b)	126,026	7,920,734
Cummins, Inc.(b)	40,565	2,513,002
Danaher Corp.(b)	52,838	4,222,285
Deere & Co.(b)	85,653	5,092,927
Dover Corp.(b)	37,782	1,766,309
Eaton Corp.(b)	33,512	2,539,204
Flowserve Corp.	11,217	1,236,899
Illinois Tool Works, Inc.(b)	78,159	3,701,610
PACCAR, Inc.(b)	73,407	3,181,459
Pall Corp.	23,852	965,767
Parker Hannifin Corp.	32,382	2,096,411
Snap-on, Inc.	11,836	512,972

		35,749,579

Professional Services — 0.1%
Dun & Bradstreet Corp.(b)	10,410	774,712
Equifax, Inc.(b)	25,348	907,459
Monster Worldwide, Inc.(a)(b)	25,836	429,136
Robert Half International, Inc.(b)	30,282	921,481

		3,032,788

Road & Rail — 0.7%
CSX Corp.(b)	78,927	4,017,384
Norfolk Southern Corp.(b)	74,613	4,170,121
Ryder System, Inc.	10,998	426,283
Union Pacific Corp.	102,124	7,485,689

		16,099,477

Trading Companies & Distributors — 0.1%
Fastenal Co.(b)	26,670	1,279,893
W.W. Grainger, Inc.(b)	12,508	1,352,365

		2,632,258

Total Industrials		224,459,056

Information Technology — 18.2%
Communications Equipment — 2.4%
Cisco Systems, Inc.(a)	1,156,606	30,106,454
Harris Corp.(b)	26,328	1,250,317
JDS Uniphase Corp.(a)(b)	44,612	558,988
Juniper Networks, Inc.(a)(b)	106,277	3,260,578
Motorola, Inc.(a)	467,653	3,282,924
QUALCOMM, Inc.	339,244	14,244,856
Tellabs, Inc.	76,840	581,679

		53,285,796

Computers & Peripherals — 5.6%
Apple, Inc.(a)	183,102	43,016,153
Dell, Inc.(a)	348,287	5,227,788
EMC Corp.(a)(b)	414,227	7,472,655
Hewlett-Packard Co.(b)	475,565	25,276,280
International Business Machines Corp.(b)	262,399	33,652,672

See accompanying notes to schedule of investments.

S&P 500 STOCK MASTER PORTFOLIO
SCHEDULES OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Information Technology (continued)
Computers & Peripherals (continued)
Lexmark International, Inc. Class A(a)(b)	15,605	$563,028
NetApp, Inc.(a)	69,418	2,260,250
QLogic Corp.(a)(b)	23,399	475,000
SanDisk Corp.(a)(b)	46,009	1,593,292
Teradata Corp.(a)	33,949	980,786
Western Digital Corp.(a)	46,021	1,794,359

		122,312,263

Electronic Equipment, Instruments & Components — 0.6%
Agilent Technologies, Inc.(a)	70,266	2,416,448
Amphenol Corp. Class A	34,849	1,470,279
Corning, Inc.	314,499	6,356,025
FLIR Systems, Inc.(a)	30,683	865,261
Jabil Circuit, Inc.(b)	39,243	635,344
Molex, Inc.(b)	27,761	579,094

		12,322,451

Internet Software & Services — 1.8%
Akamai Technologies, Inc.(a)(b)	34,970	1,098,408
eBay, Inc.(a)(b)	228,009	6,144,843
Google, Inc. Class A(a)	48,794	27,666,686
VeriSign, Inc.(a)	37,352	971,525
Yahoo!, Inc.(a)(b)	240,848	3,981,217

		39,862,679

IT Services — 1.4%
Automatic Data Processing, Inc.(b)	101,987	4,535,362
Cognizant Technology Solutions Corp. Class A(a)(b)	59,976	3,057,577
Computer Sciences Corp.(a)	31,043	1,691,533
Fidelity National Information Services, Inc.	66,377	1,555,877
Fiserv, Inc.(a)(b)	30,920	1,569,499
MasterCard, Inc. Class A	19,467	4,944,618
Paychex, Inc.(b)	65,259	2,003,451
SAIC, Inc.(a)(b)	61,253	1,084,178
Total System Services, Inc.(b)	39,638	620,731
Visa, Inc. Class A(b)	90,238	8,214,365
The Western Union Co.(b)	138,369	2,346,738

		31,623,929

Office Electronics — 0.1%
Xerox Corp.	273,683	2,668,409

Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc.(a)	114,752	1,063,751
Altera Corp.(b)	59,822	1,454,273
Analog Devices, Inc.	59,921	1,726,923
Applied Materials, Inc.	270,769	3,649,966
Broadcom Corp. Class A	87,311	2,896,979
Intel Corp.	1,115,941	24,840,847
KLA-Tencor Corp.(b)	34,633	1,070,853
LSI Corp.(a)	133,993	820,037
Linear Technology Corp.(b)	45,408	1,284,138
MEMC Electronic Materials, Inc.(a)(b)	45,504	697,576
Microchip Technology, Inc.(b)	36,996	1,041,807
Micron Technology, Inc.(a)	172,449	1,791,745
NVIDIA Corp.(a)	111,702	1,941,381
National Semiconductor Corp.	47,635	688,326
Novellus Systems, Inc.(a)(b)	19,704	492,600
Teradyne, Inc.(a)(b)	35,964	401,718
Texas Instruments, Inc.(b)	251,127	6,145,078
Xilinx, Inc.(b)	55,940	1,426,470

		53,434,468

Software — 3.9%
Adobe Systems, Inc.(a)	105,677	3,737,795
Autodesk, Inc.(a)	46,621	1,371,590
BMC Software, Inc.(a)(b)	37,049	1,407,862
CA, Inc.	79,559	1,867,250
Citrix Systems, Inc.(a)(b)	37,151	1,763,558
Compuware Corp.(a)(b)	45,978	386,215
Electronic Arts, Inc.(a)(b)	66,073	1,232,922
Intuit, Inc.(a)(b)	63,631	2,185,089
McAfee, Inc.(a)	31,920	1,280,950
Microsoft Corp.(b)	1,541,219	45,111,480
Novell, Inc.(a)(b)	71,638	429,112
Oracle Corp.	789,694	20,287,239
Red Hat, Inc.(a)	37,914	1,109,743
Salesforce.com, Inc.(a)(b)	22,290	1,659,490
Symantec Corp.(a)	163,295	2,762,951

		86,593,246

Total Information Technology		402,103,241

See accompanying notes to schedule of investments.

S&P 500 STOCK MASTER PORTFOLIO
SCHEDULES OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Materials — 3.4%
Chemicals — 1.8%
Air Products & Chemicals, Inc.	42,946	$3,175,857
Airgas, Inc.	16,738	1,064,871
CF Industries Holdings, Inc.	9,918	904,323
The Dow Chemical Co.(b)	232,105	6,863,345
EI du Pont de Nemours & Co.(b)	182,753	6,805,722
Eastman Chemical Co.(b)	14,579	928,391
Ecolab, Inc.	47,900	2,105,205
FMC Corp.(b)	14,707	890,362
International Flavors & Fragrances, Inc.(b)	16,142	769,489
Monsanto Co.	110,282	7,876,340
PPG Industries, Inc.	33,619	2,198,683
Praxair, Inc.	61,961	5,142,763
Sigma-Aldrich Corp.(b)	24,499	1,314,616

		40,039,967

Construction Materials — 0.1%
Vulcan Materials Co.(b)	25,402	1,199,990

Containers & Packaging — 0.2%
Ball Corp.	19,117	1,020,465
Bemis Co., Inc.	21,885	628,537
Owens-Illinois, Inc.(a)(b)	33,877	1,203,989
Pactiv Corp.(a)(b)	27,082	681,925
Sealed Air Corp.(b)	32,383	682,634

		4,217,550

Metals & Mining — 1.1%
AK Steel Holding Corp.	21,927	501,251
Alcoa, Inc.(b)	205,629	2,928,157
Allegheny Technologies, Inc.(b)	19,986	1,079,044
Cliffs Natural Resources, Inc.(b)	27,217	1,931,046
Freeport-McMoRan Copper & Gold, Inc.(b)	86,879	7,257,872
Newmont Mining Corp.	99,263	5,055,465
Nucor Corp.(b)	63,727	2,891,931
Titanium Metals Corp.(a)	17,538	290,955
United States Steel Corp.(b)	29,088	1,847,670

		23,783,391

Paper & Forest Products — 0.2%
International Paper Co.	87,241	2,147,001
MeadWestvaco Corp.(b)	34,856	890,571
Weyerhaeuser Co.(b)	42,636	1,930,132

		4,967,704

Total Materials		74,208,602

Telecommunication Services — 2.7%
Diversified Telecommunication Services — 2.4%
AT&T, Inc.(b)	1,192,242	30,807,533
CenturyTel, Inc.	60,486	2,144,834
Frontier Communications Corp.(b)	63,960	475,862
Qwest Communications International, Inc.	299,089	1,561,245
Verizon Communications, Inc.(b)	572,947	17,772,816
Windstream Corp.(b)	91,737	999,016

		53,761,306

Wireless Telecommunication Services — 0.3%
American Tower Corp. Class A(a)	81,183	3,459,208
MetroPCS Communications, Inc.(a)(b)	51,907	367,501
Sprint Nextel Corp.(a)	599,609	2,278,514

		6,105,223

Total Telecommunication Services		59,866,529

Utilities — 3.3%
Electric Utilities — 1.7%
Allegheny Energy, Inc.	34,178	786,094
American Electric Power Co., Inc.	96,796	3,308,487
Duke Energy Corp.(b)	264,194	4,311,646
Edison International	65,624	2,242,372
Entergy Corp.	38,295	3,115,298
Exelon Corp.(b)	133,458	5,846,795
FPL Group, Inc.	83,645	4,042,563
FirstEnergy Corp.	61,805	2,415,958
Northeast Utilities	35,718	987,246
PPL Corp.(b)	76,359	2,115,908
Pepco Holdings, Inc.(b)	44,898	770,001
Pinnacle West Capital Corp.(b)	20,328	766,975

See accompanying notes to schedule of investments.

S&P 500 STOCK MASTER PORTFOLIO
SCHEDULES OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Utilities (continued)
Electric Utilities (continued)
Progress Energy, Inc.(b)	57,328	$2,256,430
Southern Co.(b)	165,495	5,487,814

		38,453,587

Gas Utilities — 0.2%
EQT Corp.	29,038	1,190,558
Nicor, Inc.	9,098	381,388
Oneok, Inc.	21,306	972,619
Questar Corp.	35,495	1,533,384

		4,077,949

Independent Power Producers & Energy Traders — 0.2%
The AES Corp.(a)	134,486	1,479,346
Constellation Energy Group, Inc.	40,489	1,421,569
NRG Energy, Inc.(a)	25,716	537,464

		3,438,379

Multi-Utilities — 1.2%
Ameren Corp.	47,612	1,241,721
CMS Energy Corp.(b)	46,731	722,461
Centerpoint Energy, Inc.(b)	78,893	1,132,903
Consolidated Edison, Inc.(b)	56,684	2,524,705
DTE Energy Co.(b)	33,526	1,495,260
Dominion Resources, Inc.(b)	121,044	4,976,119
Integrys Energy Group, Inc.(b)	15,325	726,099
NiSource, Inc.(b)	55,518	877,184
PG&E Corp.(b)	74,852	3,175,222
Public Service Enterprise Group, Inc.	102,375	3,022,110
SCANA Corp.(b)	22,356	840,362
Sempra Energy	49,926	2,491,307
TECO Energy, Inc.	43,695	694,314
Wisconsin Energy Corp.(b)	23,491	1,160,690
Xcel Energy, Inc.(b)	91,939	1,949,107

		27,029,564

Total Utilities		72,999,479

Total Long-Term Investments (Cost — $2,050,912,391) — 96.8%		2,132,749,516

Short-Term Securities
Money Market Funds — 17.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	343,925,790	343,925,790
BlackRock Cash Funds: Prime, SL Agency Shares, 0.16%(c)(d)(e)	51,087,689	51,087,689

		395,013,479

	Par
	(000)

U.S. Treasury Obligations — 0.3%
U.S. Treasury Bill, 0.14%, 6/24/10(f)(g)	$7,250	7,247,716

Total Short-Term Securities (Cost — $402,260,925) — 18.2%		402,261,195

Total Investments (Cost — $2,453,173,316*) — 115.0%		2,535,010,711

Liabilities in Excess of Other Assets — (15.0)%		(331,240,241)

Net Assets — 100.0%		$2,203,770,470

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,507,228,490

Gross unrealized appreciation	$439,748,357
Gross unrealized depreciation	(411,966,136)

Net unrealized appreciation	$27,782,221

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Purchase	Sale	Realized
	Cost	Cost	Loss	Income

BlackRock Cash Funds: Institutional	$1,480,111,811	$—	$—	$166,025
BlackRock Cash Funds: Prime	$246,678,781	$—	$—	$24,472
PNC Financial Services Group, Inc.	$590,909	$—	$—	$9,343

(d)	Represents the seven-day yield as of report date.

(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.

(f)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.

(g)	Rate shown is the yield to maturity as of the date of purchase.

See accompanying notes to schedule of investments.

S&P 500 STOCK MASTER PORTFOLIO
SCHEDULES OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)
(Percentages shown are based on Net Assets)

•	For Master Portfolio compliance purposes, the Master Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of March 31, 2010 were as follows:

			Expiration	Face	Unrealized
Contracts	Issue	Exchange	Date	Value	Appreciation

1,211	S&P 500 Index	Chicago	June 2010	$70,552,860	$1,257,251

•	The total notional amounts of open financial futures contracts as of March 31, 2010 was $70,552,860.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Investment Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments(1):
Common Stocks	$2,132,749,516	$—	$—	$2,132,749,516
Short-Term Securities:
Money Market Funds	395,013,479	—	—	395,013,479
U.S. Government Obligations	—	$7,247,716	—	7,247,716

Total	$2,527,762,995	$7,247,716	$—	$2,535,010,711

See accompanying notes to schedule of investments.

S&P 500 STOCK MASTER PORTFOLIO
SCHEDULES OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)
(Percentages shown are based on Net Assets)

	Derivative Financial Instruments(2)
Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Equity contracts	$1,257,251	$—	$—	$1,257,251

Total	$1,257,251	$—	$—	$1,257,251

(1)	See above Schedule of Investments for values in each sector and industry.

(2)	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts, options purchased and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options purchased and options written are shown at value.

See accompanying notes to schedule of investments.

P. O Box 9012
Clearwater, FL 33758-9012
May/10

Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are appropriately designed to ensure that information required to be disclosed by Registrant in the reports that it files on Form N-Q(a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Partners Funds Group II (Registrant)
By:	/s/ John K. Carter
Chief Executive Officer
Date: May 27, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter Chief Executive Officer
Date:	May 27, 2010

By:	/s/ Robert A. DeVault, Jr. Principal Financial Officer
Date:	May 27, 2010